UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

        CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
                                   COMPANIES

                  Investment Company Act file number 811-21944
                                                    -----------

                      First Trust Exchange-Traded Fund II
          ------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                             W. Scott Jardine, Esq.

                          First Trust Portfolios L.P.
                       120 East Liberty Drive, Suite 400
                               Wheaton, IL 60187
          ------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (630) 765-8000
                                                          ----------------

                     Date of fiscal year end: September 30
                                             --------------

                    Date of reporting period: March 31, 2014
                                             ----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORT TO STOCKHOLDERS.

The registrant's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:


FIRST TRUST

First Trust Exchange-Traded Fund II
---------------------------------------------------------------------

First Trust STOXX(R) European Select Dividend Index Fund (FDD)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate
Index Fund (FFR)

First Trust Dow Jones Global Select Dividend Index Fund (FGD)

First Trust ISE Global Wind Energy Index Fund (FAN)

First Trust ISE Global Engineering and Construction
Index Fund (FLM)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure
Index Fund (GRID)

First Trust ISE Global Copper Index Fund (CU)

First Trust ISE Global Platinum Index Fund (PLTM)

First Trust BICK Index Fund (BICK)

First Trust NASDAQ CEA Smartphone Index Fund (FONE)

First Trust NASDAQ Global Auto Index Fund (CARZ)

First Trust ISE Cloud Computing Index Fund (SKYY)

----------------------
  Semi-Annual Report
    March 31, 2014
----------------------

--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                                 MARCH 31, 2014


Shareholder Letter..................................................................................  2
Market Overview.....................................................................................  3
Fund Performance Overview
      First Trust STOXX(R) European Select Dividend Index Fund (FDD)................................  4
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)...................  6
      First Trust Dow Jones Global Select Dividend Index Fund (FGD).................................  8
      First Trust ISE Global Wind Energy Index Fund (FAN)........................................... 10
      First Trust ISE Global Engineering and Construction Index Fund (FLM).......................... 12
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID)............... 14
      First Trust ISE Global Copper Index Fund (CU)................................................. 16
      First Trust ISE Global Platinum Index Fund (PLTM)............................................. 18
      First Trust BICK Index Fund (BICK)............................................................ 20
      First Trust NASDAQ CEA Smartphone Index Fund (FONE)........................................... 22
      First Trust NASDAQ Global Auto Index Fund (CARZ).............................................. 24
      First Trust ISE Cloud Computing Index Fund (SKYY)............................................. 26
Notes to Fund Performance Overview.................................................................. 28
Understanding Your Fund Expenses.................................................................... 29
Portfolio of Investments
      First Trust STOXX(R) European Select Dividend Index Fund (FDD)................................ 31
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (FFR)................... 33
      First Trust Dow Jones Global Select Dividend Index Fund (FGD)................................. 38
      First Trust ISE Global Wind Energy Index Fund (FAN)........................................... 41
      First Trust ISE Global Engineering and Construction Index Fund (FLM).......................... 43
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (GRID)............... 45
      First Trust ISE Global Copper Index Fund (CU)................................................. 47
      First Trust ISE Global Platinum Index Fund (PLTM)............................................. 49
      First Trust BICK Index Fund (BICK)............................................................ 50
      First Trust NASDAQ CEA Smartphone Index Fund (FONE)........................................... 53
      First Trust NASDAQ Global Auto Index Fund (CARZ).............................................. 55
      First Trust ISE Cloud Computing Index Fund (SKYY)............................................. 57
Statements of Assets and Liabilities................................................................ 58
Statements of Operations............................................................................ 62
Statements of Changes in Net Assets................................................................. 66
Financial Highlights................................................................................ 72
Notes to Financial Statements....................................................................... 78
Additional Information.............................................................................. 87

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--------------------------------------------------------------------------------

                  CAUTION REGARDING FORWARD-LOOKING STATEMENTS

This report contains certain forward-looking statements within the meaning of the Securities Act of 1933, as amended, and the Securities Exchange Act of 1934, as amended. Forward-looking statements include statements regarding the goals, beliefs, plans or current expectations of First Trust Advisors L.P. ("First Trust" or the "Advisor") and its representatives, taking into account the information currently available to them. Forward-looking statements include all statements that do not relate solely to current or historical fact. For example, forward-looking statements include the use of words such as "anticipate," "estimate," "intend," "expect," "believe," "plan," "may," "should," "would" or other words that convey uncertainty of future events or outcomes.

Forward-looking statements involve known and unknown risks, uncertainties and other factors that may cause the actual results, performance or achievements of any series of First Trust Exchange-Traded Fund II (the "Trust") described in this report (each such series is referred to as a "Fund" and collectively, as the "Funds") to be materially different from any future results, performance or achievements expressed or implied by the forward-looking statements. When evaluating the information included in this report, you are cautioned not to place undue reliance on these forward-looking statements, which reflect the judgment of the Advisor and its representatives only as of the date hereof. We undertake no obligation to publicly revise or update these forward-looking statements to reflect events and circumstances that arise after the date hereof.

                        PERFORMANCE AND RISK DISCLOSURE

There is no assurance that any Fund described in this report will achieve its investment objective. Each Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and that the value of the Fund shares may therefore be less than what you paid for them. Accordingly, you can lose money investing in a Fund. See "Risk Considerations" in the Additional Information section of this report for a discussion of other risks of investing in the Funds.

Performance data quoted represents past performance, which is no guarantee of future results, and current performance may be lower or higher than the figures shown. For the most recent month-end performance figures, please visit http://www.ftportfolios.com or speak with your financial advisor. Investment returns, net asset value and share price will fluctuate and Fund shares, when sold, may be worth more or less than their original cost.

                            HOW TO READ THIS REPORT

This report contains information that may help you evaluate your investment. It includes details about each Fund's portfolio and presents data and analysis that provide insight into each Fund's performance and investment approach.

By reading the market overview by Robert F. Carey, Chief Market Strategist, you may obtain an understanding of how the market environment affected the performance of each Fund. The statistical information that follows may help you understand each Fund's performance compared to that of relevant market benchmarks.

It is important to keep in mind that the opinions expressed by personnel of the Advisor are just that: informed opinions. They should not be considered to be promises or advice. The opinions, like the statistics, cover the period through the date on the cover of this report. The risks of investing in each Fund are spelled out in its prospectus, statement of additional information, this report and other Fund regulatory filings.

--------------------------------------------------------------------------------
SHAREHOLDER LETTER
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                  SEMI-ANNUAL LETTER FROM THE CHAIRMAN AND CEO
                                 MARCH 31, 2014
Dear Shareholders:

I am pleased to present you with the semi-annual report for your investment in First Trust Exchange-Traded Fund II. This report provides detailed information for the past six months about the Funds that comprise the First Trust Exchange-Traded Fund II. It contains each Fund's performance review and financial statements for the period. I encourage you to read this document and discuss it with your financial advisor.

The six months covered by this report have been positive for the U.S. markets. In fact, the S&P 500(R) Index, as measured on a total return basis, rose 12.51% during the period. Of course, past performance can never be an indicator of future performance, but First Trust Advisors L.P. ("First Trust") believes that staying invested in quality products through up and down markets and having a long-term horizon can help investors reach their financial goals.

First Trust continues to offer a variety of products that we believe could fit the financial plans for many investors seeking long-term investment success. Your financial advisor can tell you about the other investments First Trust offers that might fit your financial goals. We encourage you to discuss those goals with your financial advisor regularly so that he or she can help keep you on track and help you choose investments that match your goals.

First Trust will continue to make available up-to-date information about your investments so you and your financial advisor are current on any First Trust investments you own. We value our relationship with you, and thank you for the opportunity to assist you in achieving your financial goals.

Sincerely,

/s/ James A. Bowen

James A. Bowen
Chairman of the Board of Trustees
Chief Executive Officer of First Trust Advisors L.P.

--------------------------------------------------------------------------------
MARKET OVERVIEW
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                               SEMI-ANNUAL REPORT
                                 MARCH 31, 2014


ROBERT F. CAREY, CFA
SENIOR VICE PRESIDENT AND CHIEF MARKET STRATEGIST
FIRST TRUST ADVISORS L.P.

Mr. Carey is responsible for the overall management of research and analysis of the First Trust product line. Mr. Carey has 23 years of experience as an Equity and Fixed-Income Analyst and is a recipient of the Chartered Financial Analyst ("CFA") designation. He is a graduate of the University of Illinois at Champaign-Urbana with a B.S. in Physics. He is also a member of the Investment Analysts Society of Chicago and the CFA Institute. Mr. Carey has appeared as a guest on such programs as Bloomberg TV, CNBC, and WBBM Radio, and has been quoted by several publications, including The Wall Street Journal, The Wall Street Reporter, Bloomberg News Service, and Registered Rep.

STATE OF THE GLOBAL ECONOMY

In early April, the International Monetary Fund (IMF) updated its estimates for global GDP growth in 2014. It is forecasting the following real GDP growth rates: 4.9% (Emerging Market and Developing economies); 3.6% (World); and 2.2% (Advanced economies). The IMF is looking for a real GDP growth rate of 2.8% for the U.S. While not robust, these estimates do not suggest any retrenchment in economic growth.

The recovery in Europe appears to be taking hold. Its real GDP growth rates over the most recent four quarters were as follows: -0.77% (Q1 2013); 0.05% (Q2
2013); 0.27% (Q3 2013); and 0.98% (Q4 2013). While the recovery is slow to date, it still represents a marked improvement over the climate that accompanied the recent sovereign debt crisis in the European Union. Purchasing Manager's Index (PMI) data from Markit showed that seasonally-adjusted PMI in the Eurozone stood at 53.0 in March, according to Bloomberg. It marked the ninth consecutive month in which the index reading surpassed 50. A reading above 50 indicates that manufacturing activity is expanding.

Corporations, on the whole, have become well-capitalized over the past decade, in our opinion. This has enabled them to increase dividend payouts and stockpile cash. In 2013, the amount of stock dividends distributed globally totaled $1.03 trillion, according to ETFTrends.com. Securities in the S&P 500(R) Index had payouts accounting for nearly $312 billion (a record high) of that total, or roughly 30%. The second biggest contributor was the U.K. at $102 billion. Europe (ex U.K.) has lagged in terms of dividend growth. The silver lining is that the Eurozone is now in the midst of an economic recovery and companies have been stockpiling cash. European companies now have a combined $2.8 trillion in cash holdings, the most since 2003. The Stoxx Europe 600 Index is expected to distribute 11.54 euros per share in dividends this year, the most since 2002, according to Bloomberg's Namitha Jagadeesh.

GLOBAL MARKETS

Investors poured a net $136.2 billion into International Equity funds (open-end) for the 12-month period ended March 31, 2014, or an average of $34.05 billion per quarter, according to Morningstar. Net inflows totaled $41.36 billion in Q1 2014. For comparative purposes, U.S. stock funds reported net inflows totaling $51.0 billion for the 12-month period ended March 31, 2014, or an average of $12.75 billion per quarter. Net inflows totaled $21.0 billion in Q1 2014.

The MSCI World (ex U.S.) Index and MSCI Emerging Markets Index posted total returns of 6.34% (USD) and 1.39% (USD), respectively, for the six-month period ended March 31, 2014. The S&P 500(R) Index returned 12.51%. With respect to the foreign debt markets, the Barclays Global Aggregate Index and Barclays Global Emerging Markets Index returned 1.95% (USD) and 4.36% (USD), respectively. The Barclays U.S. Aggregate Index was up 1.70%. The U.S. dollar was down 0.15% against a basket of major currencies, as measured by the U.S. Dollar Index
(DXY). The dollar traded in a very narrow range.

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

First Trust STOXX(R) European Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the STOXX(R) Europe Select Dividend 30 Index (the "STOXX Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FDD." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the STOXX Index or in depositary receipts that may include American Depositary Receipts, Global Depositary Receipts, European Depositary Receipts or other depositary receipts (collectively, the "Depositary Receipts") representing securities in the STOXX Index.

The STOXX Index consists of 30 high dividend-yielding securities selected from the STOXX(R) Europe 600 Index, including secondary lines of those companies (where there are multiple lines of equity capital in a company), which covers 18 European countries: Austria, Belgium, Denmark, Finland, France, Germany, Greece, Iceland, Ireland, Italy, Luxembourg, the Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. In addition, a company must have a non-negative five-year dividend-per-share growth rate and a dividend-to-earnings ratio of 60% or less. The STOXX Index is compiled and maintained by STOXX Limited.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                              6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                                Ended        Ended       Ended       (8/27/07)        Ended       (8/27/07)
                                               3/31/14      3/31/14     3/31/14     to 3/31/14       3/31/14     to 3/31/14

FUND PERFORMANCE
 NAV                                            11.87%       26.85%       15.36%        -6.24%       104.30%       -34.61%
 Market Price                                   11.87%       26.85%       14.82%        -6.17%        99.60%       -34.30%

INDEX PERFORMANCE
 STOXX(R) Europe Select Dividend 30 Index       12.04%       27.43%       15.75%        -5.72%       107.80%       -32.19%
 STOXX(R) Europe 600 Index                      10.65%       25.65%       18.00%         1.55%       128.80%        10.66%
 MSCI Europe Index                              10.15%       24.50%       17.47%         1.23%       123.72%         8.43%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)

-----------------------------
The STOXX(R) Europe Select Dividend 30 Index and the trademark used in the index name are the intellectual property of STOXX Limited, Zurich, Switzerland. The index is used under license from STOXX Limited. The Fund is in no way sponsored, endorsed, sold or promoted by STOXX and/or its licensors and neither STOXX Limited nor its licensors shall have any liability with respect thereto.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                   37.81%
Utilities                                    14.60
Energy                                       12.60
Telecommunication Services                   10.80
Consumer Staples                              7.01
Industrials                                   6.55
Health Care                                   5.70
Materials                                     3.00
Consumer Discretionary                        1.93
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Seadrill Ltd.                                 7.02%
Banco Santander S.A.                          5.18
Belgacom S.A.                                 5.16
Zurich Insurance Group AG                     4.27
SSE PLC                                       4.20
E. ON SE                                      4.08
Catlin Group Ltd.                             4.00
Amlin PLC                                     3.94
Orange                                        3.72
WM Morrison Supermarkets PLC                  3.59
                                            -------
      Total                                  45.16%
                                            =======



                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                      AUGUST 27, 2007 - MARCH 31, 2014


            First Trust STOXX(R) European      STOXX(R) Europe Select      STOXX(R)             MSCI Europe
            Select Dividend Index Fund         Dividend 30 Index           Europe 600 Index     Index
            ------------------------------     -----------------------     ----------------     ------------
8/27/07     $10,000                            $10,000                     $10,000              $10,000
9/30/07      10,323                             10,304                      10,622               10,636
3/31/08       8,841                              9,039                       9,670                9,675
9/30/08       5,562                              5,539                       7,333                7,347
3/31/09       3,201                              3,263                       4,836                4,846
9/30/09       5,182                              5,275                       7,484                7,462
3/31/10       5,053                              5,178                       7,600                7,565
9/30/10       5,133                              5,271                       7,697                7,658
3/31/11       5,682                              5,844                       8,574                8,520
9/30/11       4,789                              4,959                       6,786                6,754
3/31/12       5,151                              5,305                       7,927                7,877
9/30/12       5,159                              5,319                       7,987                7,923
3/31/13       5,154                              5,322                       8,807                8,707
9/30/13       5,845                              6,054                      10,001                9,843
3/31/14       6,539                              6,783                      11,066               10,842


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2008 through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
10/1/08 - 9/30/09        34          27         43         84           19         18          15         12
10/1/09 - 9/30/10        49          28         14         11           57         46          36         11
10/1/10 - 9/30/11        79          70          5          0           67         28           3          1
10/1/11 - 9/30/12        85          80         24          2           44         16           0          0
10/1/12 - 9/30/13       103         130          5          0           12          0           0          0
10/1/13 - 3/31/14        68          50          2          0            3          1           0          1

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FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the FTSE EPRA/NAREIT Developed Index (the "FTSE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FFR." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the FTSE Index or in Depositary Receipts representing securities in the FTSE Index.

The FTSE Index is compiled and maintained by FTSE International Limited. The FTSE Index is modified market cap weighted based on free float market capitalization and tracks the performance of listed real estate companies or real estate investment trusts ("REITs") in the FTSE EPRA/NAREIT North America Series, the FTSE EPRA/NAREIT Europe Series and the FTSE EPRA/NAREIT Asia Series.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                              6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                                Ended        Ended       Ended       (8/27/07)        Ended       (8/27/07)
                                               3/31/14      3/31/14     3/31/14     to 3/31/14       3/31/14     to 3/31/14

FUND PERFORMANCE
 NAV                                            3.09%        1.03%       21.89%         0.53%       169.09%         3.57%
 Market Price                                   3.19%        1.16%       22.12%         0.55%       171.60%         3.66%

INDEX PERFORMANCE
 FTSE EPRA/NAREIT Developed Index               3.51%        2.05%       22.96%         1.44%       181.11%         9.88%
 S&P Global REIT Index                          5.96%        1.13%       23.69%         1.30%       189.48%         8.91%
 MSCI World REIT Index                          5.12%        0.05%       22.45%         0.19%       175.32%         1.26%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------
The FTSE EPRA/NAREIT Developed Index is calculated by FTSE International Limited ("FTSE"). FTSE does not sponsor, endorse or promote the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. All copyright in the index values and constituent list vests in FTSE and/or its licensors. First Trust and the Fund have obtained full license from FTSE to use such copyright in the creation of the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund. "FTSE(R)", "FT-SE(R)" and "Footsie(R)" are trademarks jointly owned by the London Stock Exchange Plc and the Financial Times Limited and are used by FTSE under license. "NAREIT(R)" is the trademark of the National Association of Real Estate Investment Trusts and "EPRA(R)" is the trademark of the European Public Real Estate Association and are used by FTSE under license.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                                LONG-TERM INVESTMENTS
Financials                                   99.95%
Health Care                                   0.05
                                            -------
      Total                                 100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                              LONG-TERM INVESTMENTS
Simon Property Group, Inc.                    4.67%
Mitsubishi Estate Co., Ltd.                   2.72
Mitsui Fudosan Co., Ltd.                      2.34
Unibail-Rodamco SE                            2.29
Public Storage                                2.18
Equity Residential                            1.87
Prologis, Inc.                                1.85
Sun Hung Kai Properties Ltd.                  1.72
Westfield Group                               1.67
Ventas, Inc.                                  1.62
                                            -------
      Total                                  22.93%
                                            =======


                         PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                              AUGUST 27, 2007 - MARCH 31, 2014

            First Trust FTSE EPRA/NAREIT
            Developed Markets Real Estate     FTSE EPRA/NAREIT     S&P Global     MSCI World
            Index Fund                        Developed Index      REIT Index     REIT Index
            -----------------------------     ----------------     ----------     ----------
8/27/07     $10,000                           $10,000              $10,000        $10,000
9/30/07      10,686                            10,693               10,581         10,656
3/31/08       9,012                             9,057                9,112          9,061
9/30/08       7,443                             7,420                7,905          7,901
3/31/09       3,849                             3,909                3,762          3,678
9/30/09       6,500                             6,645                6,368          6,086
3/31/10       7,022                             7,212                6,985          6,578
9/30/10       7,636                             7,868                7,608          7,124
3/31/11       8,314                             8,606                8,557          8,108
9/30/11       7,012                             7,327                7,481          7,136
3/31/12       8,517                             8,881                9,051          8,602
9/30/12       9,131                             9,568                9,636          9,248
3/31/13      10,251                            10,768               10,771         10,122
9/30/13      10,046                            10,616               10,281          9,634
3/31/14      10,356                            10,989               10,892         10,127


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2008 through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to


                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
10/1/08 - 9/30/09        44          48         40        49            16         17          12        26
10/1/09 - 9/30/10       109          64         14         9            32         22           2         0
10/1/10 - 9/30/11       154          31          1         0            57         10           0         0
10/1/11 - 9/30/12       123          21          0         0           104          3           0         0
10/1/12 - 9/30/13       162          30          0         0            55          1           2         0
10/1/13 - 3/31/14        78           2          0         0            42          3           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

First Trust Dow Jones Global Select Dividend Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the Dow Jones Global Select Dividend Index(SM) (the "Select Dividend Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FGD." The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Select Dividend Index or in Depositary Receipts representing securities in the Select Dividend Index.

The Select Dividend Index is an indicated annual dividend yield weighted index of 100 stocks selected from the developed-market portion of the Dow Jones World Index(SM). Indicated annual dividend yield is a stock's unadjusted indicated annual dividend (not including any special dividends) divided by its unadjusted price.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                              6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                                Ended        Ended       Ended      (11/21/07)        Ended      (11/21/07)
                                               3/31/14      3/31/14     3/31/14     to 3/31/14       3/31/14     to 3/31/14

FUND PERFORMANCE
 NAV                                             9.95%       19.58%       23.59%         3.72%       188.39%        26.18%
 Market Price                                    9.92%       19.69%       23.61%         3.74%       188.60%        26.34%

INDEX PERFORMANCE
 Dow Jones Global Select Dividend Index(SM)     10.09%       19.92%       23.75%         3.85%       190.27%        27.13%
 Dow Jones World Developed Markets Index(SM)     9.63%       19.73%       19.13%         4.21%       139.95%        29.96%
 MSCI World Index                                9.36%       19.06%       18.28%         3.53%       131.50%        24.65%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------
Dow Jones and Dow Jones Global Select Dividend Index(SM) are trademarks of Dow Jones & Company, Inc. ("Dow Jones") and have been licensed for use for certain purposes by First Trust and the Fund. The Fund, based on the Dow Jones Global Select Dividend Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones and Dow Jones makes no representation regarding the advisability of trading or investing in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Telecommunication Services                   19.31%
Utilities                                    17.50
Financials                                   15.95
Industrials                                  15.22
Energy                                       11.80
Consumer Discretionary                        6.56
Materials                                     4.12
Health Care                                   3.79
Consumer Staples                              3.62
Information Technology                        2.13
                                            -------
     Total                                  100.00%
                                            =======

-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                           % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
ProSiebenSat.1 Media AG                       2.70%
Belgacom S.A.                                 1.83
Lancashire Holdings Ltd.                      1.76
Telecom Corp. of New Zealand Ltd.             1.70
GDF Suez                                      1.68
Orange                                        1.62
K+S AG                                        1.48
EDP-Energias de Portugal S.A.                 1.47
Canadian Oil Sands Ltd.                       1.33
David Jones Ltd.                              1.30
                                            -------
     Total                                   16.87%
                                            =======


                                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          NOVEMBER 21, 2007 - MARCH 31, 2014

            First Trust Dow Jones Global     Dow Jones Global              Dow Jones World                 MSCI World
            Select Dividend Index Fund       Select Dividend Index(SM)     Developed Markets Index(SM)     Index
            ----------------------------     -------------------------     ---------------------------     -----------
11/21/07    $10,000                          $10,000                       $10,000                         $10,000
3/31/08       9,345                            9,362                         9,379                           9,378
9/30/08       7,028                            6,925                         7,816                           7,815
3/31/09       4,375                            4,380                         5,416                           5,385
9/30/09       7,857                            7,873                         7,765                           7,636
3/31/10       8,160                            8,200                         8,381                           8,204
9/30/10       8,669                            8,709                         8,372                           8,152
3/31/11       9,654                            9,711                         9,611                           9,308
9/30/11       8,533                            8,637                         8,023                           7,798
3/31/12       9,652                            9,683                         9,642                           9,360
9/30/12      10,033                           10,084                         9,761                           9,482
3/31/13      10,553                           10,601                        10,854                          10,470
9/30/13      11,477                           11,548                        11,854                          11,398
3/31/14      12,619                           12,713                        12,996                          12,465


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2008 through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares current market price. Data presented represents past performance and cannot be used to predict future results.


                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
10/1/08 - 9/30/09        22          33         59        71            17         12          22        16
10/1/09 - 9/30/10       129          53          8         3            47         11           1         0
10/1/10 - 9/30/11       109          82          1         0            52          7           2         0
10/1/11 - 9/30/12       160          51          0         0            35          5           0         0
10/1/12 - 9/30/13       195          23          0         0            32          0           0         0
10/1/13 - 3/31/14       106          10          0         0             9          0           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

First Trust ISE Global Wind Energy Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Wind Energy(TM) Index (the "ISE Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FAN." The Fund will normally invest at least 90% of its net assets (plus any borrowings for investment purposes) in common stocks that comprise the ISE Index or in Depositary Receipts representing securities in the ISE Index.

The ISE Index was developed and is owned by the International Securities Exchange, LLC(R), in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc., which calculates and maintains the ISE Index. The ISE Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the wind energy industry based on analysis of the products and services offered by those companies.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                              6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                                Ended        Ended       Ended       (6/16/08)        Ended       (6/16/08)
                                               3/31/14      3/31/14     3/31/14     to 3/31/14       3/31/14     to 3/31/14

FUND PERFORMANCE
 NAV                                            16.47%       58.97%        4.25%       -13.52%        23.16%       -56.87%
 Market Price                                   15.95%       59.54%        4.03%       -13.54%        21.82%       -56.94%

INDEX PERFORMANCE
 ISE Global Wind Energy(TM) Index               16.93%       60.52%        5.20%       -12.79%        28.83%       -54.72%
 Russell 3000(R) Index                          12.28%       22.61%       21.93%         8.38%       169.48%        59.30%
 MSCI World Index                                9.36%       19.06%       18.28%         4.53%       131.50%        29.21%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Wind Energy(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Wind Energy(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Utilities                                    50.55%
Industrials                                  44.31
Energy                                        3.76
Materials                                     0.76
Consumer Discretionary                        0.62
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Vestas Wind Systems A/S                       9.83%
Iberdrola S.A.                                7.78
Nordex SE                                     6.70
EDP Renovaveis S.A.                           6.64
Gamesa Corp. Tecnologica S.A.                 5.95
China Longyuan Power Group Corp., Class H     5.30
China WindPower Group Ltd.                    4.72
PNE Wind AG                                   4.63
Greentech Energy Systems A/S                  3.80
Eolus Vind AB, Class B                        2.93
                                            -------
     Total                                   58.28%
                                            =======


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 JUNE 16, 2008 - MARCH 31, 2014

            First Trust ISE Global Wind     ISE Global Wind      Russell 3000(R)     MSCI World
            Energy Index Fund               Energy(TM) Index     Index               Index
            ---------------------------     ----------------     ---------------     ----------
6/16/08     $10,000                         $10,000              $10,000             $10,000
9/30/08       6,370                           6,314                8,583               8,101
3/31/09       3,502                           3,515                5,912               5,582
9/30/09       5,461                           5,512                8,032               7,916
3/31/10       4,574                           4,646                9,011               8,505
9/30/10       3,544                           3,626                8,912               8,451
3/31/11       4,061                           4,162               10,579               9,649
9/30/11       2,819                           2,917                8,961               8,083
3/31/12       2,736                           2,827               11,340               9,702
9/30/12       2,364                           2,458               11,667               9,828
3/31/13       2,713                           2,821               12,991              10,852
9/30/13       3,703                           3,872               14,187              11,814
3/31/14       4,313                           4,528               15,929              12,920

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 1, 2008 through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
10/1/08 - 9/30/09        57          52         40        11            41         30          17         4
10/1/09 - 9/30/10        77          18          1         0           108         41           7         0
10/1/10 - 9/30/11        69          20          0         0           106         48          10         0
10/1/11 - 9/30/12        12           1          0         0            78        135          25         0
10/1/12 - 9/30/13        39          23          2         0           126         57           3         0
10/1/13 - 3/31/14        71          22          0         0            27          5           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

First Trust ISE Global Engineering and Construction Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the ISE Global Engineering and Construction(TM) Index (the "Index"). The shares of the Fund are listed and trade on the NYSE Arca, Inc. under the ticker symbol "FLM." The Fund will normally invest in at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by the International Securities Exchange, LLC(R), in consultation with Standard & Poor's, a Division of The McGraw-Hill Companies, Inc., which calculates and maintains the Index. The Index provides a benchmark for investors interested in tracking public companies throughout the world that are active in the engineering and construction industries, based on analysis of the products and services offered by those companies.

---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                             AVERAGE ANNUAL               CUMULATIVE
                                                                              TOTAL RETURNS              TOTAL RETURNS
                                              6 Months      1 Year      5 Years      Inception       5 Years     Inception
                                                Ended        Ended       Ended      (10/13/08)        Ended      (10/13/08)
                                               3/31/14      3/31/14     3/31/14     to 3/31/14       3/31/14     to 3/31/14

FUND PERFORMANCE
 NAV                                             9.55%       24.20%       16.08%        12.40%       110.73%        89.37%
 Market Price                                    9.42%       24.33%       15.83%        12.37%       108.49%        89.10%

INDEX PERFORMANCE
 ISE Global Engineering and
    Construction(TM) Index                       9.99%       25.80%       17.33%        14.42%       122.39%       108.77%
 Russell 3000(R) Index                          12.28%       22.61%       21.93%        15.22%       169.48%       116.88%
 MSCI World Industrials Index                    9.03%       21.64%       21.63%        14.15%       166.25%       106.09%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Engineering and Construction(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Engineering and Construction(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM) (CONTINUED)


-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  92.52%
Energy                                        7.48
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Vinci S.A.                                    3.49%
Quanta Services, Inc.                         3.45
ACS Actividades de Construccion y
   Servicios S.A.                             3.30
Bouygues S.A.                                 3.28
Chicago Bridge & Iron Co. N.V.                3.20
Fluor Corp.                                   3.09
Jacobs Engineering Group, Inc.                3.06
Skanska AB, Class B                           2.97
TAISEI Corp.                                  2.74
JGC Corp.                                     2.67
                                            -------
     Total                                   31.25%
                                            =======


                                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                     OCTOBER 13, 2008 - MARCH 31, 2014

              First Trust ISE Global      ISE Global
              Engineering and             Engineering and            Russell 3000(R)     MSCI World
              Construction Index Fund     Construction(TM) Index     Index               Industrials Index
              -----------------------     ----------------------     ---------------     -----------------
10/13/08      $10,000                     $10,000                    $10,000             $10,000
3/31/09        8,987                        9,388                      8,048               7,741
9/30/09       13,384                       14,103                     10,935              11,514
3/31/10       13,471                       14,263                     12,268              12,962
9/30/10       13,522                       14,368                     12,133              13,181
3/31/11       16,744                       17,882                     14,403              15,709
9/30/11       11,724                       12,719                     12,200              12,195
3/31/12       14,306                       15,435                     15,439              15,069
9/30/12       13,826                       15,022                     15,884              14,746
3/31/13       15,249                       16,595                     17,687              16,942
9/30/13       17,288                       18,979                     19,315              18,901
3/31/14       18,939                       20,875                     21,687              20,608


Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period October 15, 2008 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
10/15/08 - 9/30/09       79          44         32        26            36         12           8         5
10/1/09 - 9/30/10       112          28          2         0            88         18           4         0
10/1/10 - 9/30/11       131          12          1         0            89         20           0         0
10/1/11 - 9/30/12        90           2          0         0           145         14           0         0
10/1/12 - 9/30/13        54           1          0         0           182         13           0         0
10/1/13 - 3/31/14        56           0          0         0            65          4           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX(R) Clean Edge(R) Smart Grid Infrastructure Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "GRID." The Fund will normally invest at least 90% of its net assets in common stocks that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is designed to act as a transparent and liquid benchmark for the grid and electric energy infrastructure sector. The Index includes companies that are primarily engaged and involved in electric grid, electric meters and devices, networks, energy storage and management, and enabling software used by the smart grid infrastructure sector. Clean Edge, Inc. provides a list of companies to be included in the Index to The NASDAQ OMX Group, Inc. ("NASDAQ OMX"), which then compiles the Index.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                   AVERAGE ANNUAL           CUMULATIVE
                                                                                    TOTAL RETURNS          TOTAL RETURNS
                                                6 Months Ended   1 Year Ended   Inception (11/16/09)   Inception (11/16/09)
                                                    3/31/14         3/31/14          to 3/31/14             to 3/31/14

FUND PERFORMANCE
 NAV                                                  15.17%          22.31%             7.02%                  34.49%
 Market Price                                         15.84%          22.75%             7.04%                  34.64%

INDEX PERFORMANCE
 NASDAQ OMX(R) Clean Edge(R) Smart Grid
    Infrastructure Index(SM)                          15.65%          23.50%             7.96%                  39.75%
 Russell 3000(R) Index                                12.28%          22.61%            15.78%                  89.70%
 S&P 1500 Industrials Index                           13.43%          26.82%            18.20%                 107.64%
 MSCI World Industrials Index                          9.03%          21.64%            13.20%                  71.94%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------
NASDAQ(R) and Clean Edge(R) are the registered trademarks (the "Marks") of The Nasdaq OMX Group, Inc. ("Nasdaq(R)") and Clean Edge, Inc. ("Clean Edge(R)") respectively. Nasdaq(R) and Clean Edge(R) are, collectively with their affiliates, the "Corporations." The Index and Marks are licensed for use by First Trust. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. The Fund should not be construed in any way as investment advice by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Industrials                                  65.97%
Information Technology                       17.37
Utilities                                    14.74
Consumer Discretionary                        1.92
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Quanta Services, Inc.                         8.42%
Red Electrica Corp. S.A.                      8.38
ABB Ltd.                                      8.12
Schneider Electric S.A.                       7.96
Prysmian S.p.A.                               7.72
ITC Holdings Corp.                            4.39
Itron, Inc.                                   4.08
ESCO Technologies, Inc.                       3.94
Badger Meter, Inc.                            3.87
Advanced Energy Industries, Inc.              3.59
                                            -------
     Total                                   60.47%
                                            =======


                                     PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                          NOVEMBER 16, 2009 - MARCH 31, 2014

           First Trust NASDAQ(R)         NASDAQ OMX(R)                                    S&P 1500        MSCI World
           Clean Edge(R) Smart Grid      Clean Edge(R) Smart Grid     Russell 3000(R)     Industrials     Industrials
           Infrastructure Index Fund     Infrastructure Index(SM)     Index               Index           Index
           -------------------------     -------------------------    ---------------     -----------     -----------
11/16/09   $10,000                       $10,000                      $10,000             $10,000         $10,000
3/31/10     10,257                        10,297                       10,731              11,205          10,814
9/30/10     10,154                        10,236                       10,614              11,249          10,997
3/31/11     11,775                        11,912                       12,600              13,832          13,106
9/30/11      8,161                         8,341                       10,672              10,743          10,174
3/31/12      9,553                         9,741                       13,505              14,081          12,572
9/30/12      9,860                        10,103                       13,895              14,004          12,302
3/31/13     10,996                        11,314                       15,472              16,373          14,134
9/30/13     11,678                        12,082                       16,896              18,307          15,769
3/31/14     13,450                        13,973                       18,971              20,766          17,193

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period November 17, 2009 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
11/17/09 - 9/30/10      146           5          4         1            57          4           1         1
10/1/10 - 9/30/11        54           3          0         0           182         14           0         0
10/1/11 - 9/30/12        22           7          0         1           187         34           0         0
10/1/12 - 9/30/13        26          17          0         0           154         53           0         0
10/1/13 - 3/31/14        88          12          0         0            19          6           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)

First Trust ISE Global Copper Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Copper(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "CU." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by International Securities Exchange, LLC(R). The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in the copper mining business based on analysis of revenue derived from the sale of copper. Issuers of component securities must be actively engaged in some aspect of the copper mining business such as copper mining, refining or exploration.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL         CUMULATIVE
                                                                                      TOTAL RETURNS        TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended  Inception (3/11/10)  Inception (3/11/10)
                                                        3/31/14         3/31/14        to 3/31/14           to 3/31/14

FUND PERFORMANCE
 NAV                                                     -0.72%         -13.27%          -5.27%               -19.72%
 Market Price                                            -0.50%         -13.58%          -5.29%               -19.78%

INDEX PERFORMANCE
 ISE Global Copper(TM) Index                             -0.40%         -12.56%          -4.15%               -15.79%
 MSCI All Country World Materials Index                   4.90%           5.14%           1.45%                 6.00%
 MSCI All Country World Index                             8.48%          16.58%          10.23%                48.42%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Copper(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Copper(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Materials                                   100.00%
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
First Quantum Minerals Ltd.                   7.72%
Rio Tinto PLC, ADR                            7.71
Freeport-McMoRan Copper & Gold, Inc.          7.69
Southern Copper Corp.                         7.50
Antofagasta PLC                               7.12
KGHM Polska Miedz S.A.                        5.03
Vedanta Resources PLC                         5.01
Jiangxi Copper Co., Ltd., Class H             4.93
Lundin Mining Corp.                           4.72
MMC Norilsk Nickel OJSC, ADR                  4.71
                                            -------
     Total                                   62.14%
                                            =======


                             PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                   MARCH 11, 2010 - MARCH 31, 2014

           First Trust ISE Global     ISE Global           MSCI All Country          MSCI All Country
           Copper Index Fund          Copper(TM) Index     World Materials Index     World Index
           ----------------------     ----------------     ---------------------     ----------------
3/11/10    $10,000                    $10,000              $10,000                   $10,000
3/31/10     10,297                     10,337               10,291                    10,172
9/30/10     11,208                     11,329               10,440                    10,220
3/31/11     14,567                     14,768               12,429                    11,604
9/30/11      8,910                      9,156                9,096                     9,606
3/31/12     10,984                     11,290               10,529                    11,519
9/30/12     10,141                     10,521               10,066                    11,621
3/31/13      9,256                      9,630               10,081                    12,731
9/30/13      8,087                      8,454               10,105                    13,683
3/31/14      8,027                      8,420               10,600                    14,841

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 12, 2010 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
3/12/10 - 9/30/10        71          43          7         0            18          1           1         0
10/1/10 - 9/30/11       101          62          1         1            55         29           4         0
10/1/11 - 9/30/12        57          23          4         1           126         40           0         0
10/1/12 - 9/30/13       100          25          1         0           100         23           0         1
10/1/13 - 3/31/14        22           6          0         0            77         17           3         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)

First Trust ISE Global Platinum Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Global Platinum(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "PLTM." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by International Securities Exchange, LLC(R). The Index is designed to provide a benchmark for investors interested in tracking public companies that are active in platinum group metals ("PGM") mining based on revenue analysis of those companies. PGMs collectively refer to six elements, platinum, palladium, osmium, iridium, ruthenium and rhodium, which have similar physical and chemical properties and tend to occur together in the same mineral deposits. Issuers of component securities must be actively engaged in some aspect of PGM mining such as mining, refining or exploration. The Index has been created to provide investors with a product allowing them to quickly take advantage of both event-driven news and long-term trends as the need for PGMs continues to evolve.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL         CUMULATIVE
                                                                                      TOTAL RETURNS        TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended  Inception (3/11/10)  Inception (3/11/10)
                                                        3/31/14         3/31/14        to 3/31/14           to 3/31/14

FUND PERFORMANCE
 NAV                                                    -0.65%          -6.52%         -18.50%               -56.37%
 Market Price                                           -0.33%          -6.28%         -18.44%               -56.23%

INDEX PERFORMANCE
 ISE Global Platinum(TM) Index                           0.32%          -5.05%         -17.63%               -54.46%
 MSCI All Country World Index                            8.48%          16.58%          10.23%                48.42%
 MSCI All Country World Materials Index                  4.90%           5.14%           1.45%                 6.00%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Global Platinum(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Global Platinum(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Materials                                    96.49%
Information Technology                        3.51
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Johnson Matthey PLC                           9.31%
Impala Platinum Holdings Ltd.                 9.16
African Rainbow Minerals Ltd.                 9.15
MMC Norilsk Nickel OJSC, ADR                  9.04
Lonmin PLC                                    8.59
MMG Ltd.                                      4.89
Royal Bafokeng Platinum Ltd.                  4.85
North American Palladium Ltd.                 4.79
Xinjiang Xinxin Mining Industry Co., Ltd.,
  Class H                                     4.76
Anglo American Platinum Ltd.                  4.75
                                            -------
     Total                                   69.29%
                                            =======


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                MARCH 11, 2010 - MARCH 31, 2014

           First Trust ISE Global     ISE Global             MSCI All Country     MSCI All Country
           Platinum Index Fund        Platinum(TM) Index     World Index          World Materials Index
           ----------------------     ------------------     ----------------     ---------------------
3/11/10    $10,000                    $10,000                $10,000              $10,000
3/31/10     10,337                     10,383                 10,172               10,291
9/30/10      9,794                      9,934                 10,220               10,440
3/31/11     10,930                     11,082                 11,604               12,429
9/30/11      6,416                      6,555                  9,606                9,096
3/31/12      6,576                      6,680                 11,519               10,529
9/30/12      4,871                      4,997                 11,621               10,066
3/31/13      4,667                      4,796                 12,731               10,081
9/30/13      4,392                      4,539                 13,683               10,105
3/31/14      4,363                      4,554                 14,481               10,600

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 12, 2010 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
3/12/10 - 9/30/10        80          43          3         1            14          0           0         0
10/1/10 - 9/30/11        77          66         17         0            52         37           4         0
10/1/11 - 9/30/12        67          41         20         1            71         45           5         1
10/1/12 - 9/30/13        74          57         14         0            71         32           2         0
10/1/13 - 3/31/14        34          14          4         0            32         29          12         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK)

The First Trust BICK Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE BICK(TM) (Brazil, India, China, South Korea) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "BICK." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in securities that comprise the Index or in Depositary Receipts representing securities in the Index.

The Index is developed and owned by International Securities Exchange, LLC(R). The Index is designed to provide a benchmark for investors interested in tracking some of the largest and most liquid public companies that are domiciled in Brazil, India, China (including Hong Kong) and South Korea that are accessible for investment by U.S. investors.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL         CUMULATIVE
                                                                                      TOTAL RETURNS        TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended  Inception (4/12/10)  Inception (4/12/10)
                                                        3/31/14         3/31/14        to 3/31/14           to 3/31/14

FUND PERFORMANCE
 NAV                                                     5.04%           3.87%          -3.15%               -11.93%
 Market Price                                            5.16%           3.21%          -3.32%               -12.52%

INDEX PERFORMANCE
 ISE BICK(TM) Index                                      5.51%           5.33%          -2.28%                -8.73%
 MSCI All Country World Index                            8.48%          16.58%           9.30%                42.31%
 MSCI Emerging Markets Index                             1.39%          -1.21%           1.31%                 5.28%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE BICK(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE BICK(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R) and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST BICK INDEX FUND (BICK) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Financials                                   26.24%
Information Technology                       19.69
Materials                                    13.81
Consumer Discretionary                       11.81
Energy                                        8.89
Industrials                                   7.74
Consumer Staples                              4.06
Telecommunication Services                    3.04
Health Care                                   2.58
Utilities                                     2.14
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
State Bank of India, GDR                      1.98%
MakeMyTrip Ltd.                               1.90
Axis Bank Ltd., GDR                           1.87
Sesa Sterlite Ltd., ADR                       1.86
Vedanta Resources PLC                         1.85
Tata Motors Ltd., ADR                         1.80
ICICI Bank Ltd., ADR                          1.79
HDFC Bank Ltd., ADR                           1.79
Reliance Industries Ltd., GDR                 1.78
Larsen & Toubro Ltd., GDR                     1.74
                                            -------
     Total                                   18.36%
                                            =======


                    PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                          APRIL 12, 2010 - MARCH 31, 2014

            First Trust BICK     ISE BICK(TM)     MSCI All Country     MSCI Emerging
            Index Fund           Index            World Index          Markets Index
            ----------------     ------------     ----------------     -------------
4/12/10     $10,000              $10,000          $10,000              $10,000
9/30/10      10,417               10,488            9,800               10,487
3/31/11      11,231               11,311           11,127               11,486
9/30/11       7,586                7,795            9,211                8,793
3/31/12       8,996                9,139           11,045               10,475
9/30/12       8,328                8,515           11,143               10,282
3/31/13       8,480                8,665           12,207               10,656
9/30/13       8,385                8,681           13,119               10,383
3/31/14       8,808                9,127           14,231               10,527

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period April 13, 2010 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
4/13/10 - 9/30/10        20          46         47         1             3          2           0         0
10/1/10 - 9/30/11        73          58         16         0            85         19           2         0
10/1/11 - 9/30/12        87          30          2         1            85         45           1         0
10/1/12 - 9/30/13        26           7          0         0           135         77           5         0
10/1/13 - 3/31/14         6           0          0         0            48         61          10         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

The First Trust NASDAQ CEA Smartphone Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX CEA Smartphone Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "FONE." The Fund will normally invest at least 90% of its net assets in common stocks and Depositary Receipts representing securities included in the Index.

The Index is owned by NASDAQ OMX. The Index is designed to track the performance of companies engaged in the Smartphone segment of the telecommunications and technology sectors. To be eligible for the Index, issuers of the securities must be identified as being engaged in the smartphone industry by the Consumer Electronics Association. Component securities must be listed on an index-eligible global stock exchange, as determined by NASDAQ OMX, have a minimum float-adjusted market capitalization of $250 million and a minimum three-month average daily dollar trading volume of $1 million.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL         CUMULATIVE
                                                                                      TOTAL RETURNS        TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended  Inception (2/17/11)  Inception (2/17/11)
                                                        3/31/14         3/31/14        to 3/31/14           to 3/31/14

FUND PERFORMANCE
 NAV                                                    10.41%          34.32%           6.36%                21.18%
 Market Price                                           10.13%          33.90%           6.17%                20.51%

INDEX PERFORMANCE
 NASDAQ OMX CEA Smartphone Index(SM)                    10.89%          35.82%           7.34%                24.68%
 MSCI World Index                                        9.36%          19.06%           9.29%                31.90%
 MSCI All Country World Information Technology Index    13.61%          23.95%           9.73%                33.55%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX CEA Smartphone Index(SM) are registered trademarks of NASDAQ OMX (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       76.36%
Telecommunication Services                   11.38
Consumer Discretionary                        7.86
Industrials                                   1.48
Health Care                                   1.47
Financials                                    1.45
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
HTC Corp.                                     3.34%
Celestica, Inc.                               3.33
SONY Corp.                                    3.27
LG Electronics, Inc.                          3.18
Flextronics International Ltd.                3.08
Sanmina Corp.                                 3.07
FIH Mobile Ltd.                               3.05
Apple, Inc.                                   3.04
KYOCERA Corp.                                 2.99
Samsung Electronics Co., Ltd.                 2.97
                                            -------
     Total                                   31.32%
                                            =======


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                               FEBRUARY 17, 2011 - MARCH 31, 2014



           First Trust NASDAQ CEA     NASDAQ OMX CEA           MSCI World     MSCI All Country World
           Smartphone Index Fund      Smartphone Index(SM)     Index          Information Technology Index
           ----------------------     --------------------     ----------     ----------------------------
2/17/11    $10,000                    $10,000                  $10,000        $10,000
3/31/11      9,433                      9,403                    9,849          9,547
9/30/11      7,503                      7,595                    8,251          8,390
3/31/12      9,238                      9,328                    9,904         10,774
9/30/12      7,805                      7,925                   10,032         10,566
3/31/13      9,021                      9,180                   11,077         10,774
9/30/13     10,975                     11,245                   12,059         11,756
3/31/14     12,117                     12,470                   13,188         13,356

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period February 18, 2011 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
2/18/11 - 9/30/11        85          10          0         0            58          3           0         0
10/1/11 - 9/30/12        54          12          0         0           141         44           0         0
10/1/12 - 9/30/13        85          13          0         0           109         43           0         0
10/1/13 - 3/31/14        41           7          0         0            63         13           1         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

The First Trust NASDAQ Global Auto Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the NASDAQ OMX Global Auto Index(SM) (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "CARZ." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks included in the Index.

The Index is owned and was developed by NASDAQ OMX. The Index Provider has contracted with Standard & Poor's to calculate and maintain the Index. The Index is designed to track the performance of the largest and most liquid companies engaged in manufacturing of automobiles. To be eligible for the index, component securities must be listed on an Index-eligible global stock exchange, as determined by NASDAQ OMX, have a minimum worldwide market capitalization of at least $500 million and a minimum three-month average daily dollar trading volume of $1 million.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL         CUMULATIVE
                                                                                      TOTAL RETURNS        TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended  Inception (5/09/11)  Inception (5/09/11)
                                                        3/31/14         3/31/14        to 3/31/14           to 3/31/14

FUND PERFORMANCE
 NAV                                                     2.94%          33.12%          11.18%                35.92%
 Market Price                                            2.59%          33.33%          11.27%                36.23%

INDEX PERFORMANCE
 NASDAQ OMX Global Auto Index(SM)                        3.37%          34.97%          12.44%                40.38%
 MSCI World Index                                        9.36%          19.06%           9.95%                31.59%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------
NASDAQ(R), OMX(R), NASDAQ OMX(R), and NASDAQ OMX Global Auto Index(SM) are trademarks of NASDAQ OMX (which with its affiliates is referred to as the "Corporations") and are licensed for use by First Trust Advisors L.P. The Fund has not been passed on by the Corporations as to its legality or suitability. The Fund is not issued, endorsed, sold, or promoted by the Corporations. THE CORPORATIONS MAKE NO WARRANTIES AND BEAR NO LIABILITY WITH RESPECT TO THE FUND.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Consumer Discretionary                       99.88%
Industrials                                   0.12
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
Ford Motor Co.                                8.13%
Daimler AG                                    8.13
Toyota Motor Corp.                            7.92
Honda Motor Co., Ltd.                         7.91
General Motors Co.                            7.63
Bayerische Motoren Werke AG                   4.36
Hyundai Motor Co.                             4.12
Fuji Heavy Industries Ltd.                    4.02
Nissan Motor Co., Ltd.                        4.01
Volkswagen AG                                 3.98
                                            -------
     Total                                   60.21%
                                            =======


                PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                       MAY 9, 2011 - MARCH 31, 2014

            First Trust NASDAQ         NASDAQ OMX Global        MSCI World
            Global Auto Index Fund     Auto Index Index(SM)     Index
            ----------------------     --------------------     ----------
5/9/11      $10,000                    $10,000                  $10,000
9/30/11       7,545                      7,717                    8,232
3/31/12       9,324                      9,459                    9,881
9/30/12       8,282                      8,439                   10,009
3/31/13      10,210                     10,402                   11,052
9/30/13      13,205                     13,581                   12,032
3/31/14      13,593                     14,039                   13,158

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period May 10, 2011 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
5/10/11 - 9/30/11        59          13          0         0            24          4           0         0
10/1/11 - 9/30/12       103          30          0         1            91         24           1         1
10/1/12 - 9/30/13        97          77         16         0            50         10           0         0
10/1/13 - 3/31/14        54          16          0         0            43         12           0         0

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

The First Trust ISE Cloud Computing Index Fund (the "Fund") seeks investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of an equity index called the ISE Cloud Computing(TM) Index (the "Index"). The shares of the Fund are listed and trade on The NASDAQ(R) Stock Market, LLC under the ticker symbol "SKYY." The Fund will normally invest at least 90% of its net assets (plus the amount of any borrowings for investment purposes) in common stocks and Depositary Receipts included in the Index.

The Index is owned and was developed by International Securities Exchange, LLC(R) (the "Index Provider"). The Index Provider has contracted with Standard & Poor's to calculate and maintain the Index. The Index is designed to provide a benchmark for investors interested in tracking companies actively involved in the cloud computing industry. To be eligible for the Index, a security must be engaged in a business activity supporting or utilizing the cloud computing space. Component securities must have a market capitalization of $100 million.


---------------------------------------------------------------------------------------------------------------------------
PERFORMANCE
---------------------------------------------------------------------------------------------------------------------------
                                                                                     AVERAGE ANNUAL         CUMULATIVE
                                                                                      TOTAL RETURNS        TOTAL RETURNS
                                                    6 Months Ended   1 Year Ended  Inception (7/05/11)  Inception (7/05/11)
                                                        3/31/14         3/31/14        to 3/31/14           to 3/31/14

FUND PERFORMANCE
 NAV                                                     9.63%          27.16%          11.25%                33.91%
 Market Price                                            9.59%          27.11%          11.23%                33.86%

INDEX PERFORMANCE
 ISE Cloud Computing(TM) Index                           9.99%          27.93%          11.93%                36.14%
 S&P 500(R) Index                                       12.51%          21.86%          15.58%                48.62%
 S&P Composite 1500 Information Technology Index        15.23%          25.45%          14.98%                46.54%
---------------------------------------------------------------------------------------------------------------------------

(See Notes to Fund Performance Overview on page 28.)


-----------------------------
"International Securities Exchange(R)", "ISE(R)" and "ISE Cloud Computing(TM) Index" are trademarks of the International Securities Exchange(R) and have been licensed for use for certain purposes by First Trust. The Fund, based on the ISE Cloud Computing(TM) Index, is not sponsored, endorsed, sold or promoted by the International Securities Exchange(R), and the International Securities Exchange(R) makes no representation regarding the advisability of trading in such product.

--------------------------------------------------------------------------------
FUND PERFORMANCE OVERVIEW (UNAUDITED) (CONTINUED)
--------------------------------------------------------------------------------

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY) (CONTINUED)

-----------------------------------------------------------
PORTFOLIO SECTOR ALLOCATION AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECTOR                               LONG-TERM INVESTMENTS
Information Technology                       93.93%
Consumer Discretionary                        5.50
Financials                                    0.57
                                            -------
     Total                                  100.00%
                                            =======


-----------------------------------------------------------
TOP TEN PORTFOLIO HOLDINGS AS OF MARCH 31, 2014
-----------------------------------------------------------
                                          % OF TOTAL
SECURITY                             LONG-TERM INVESTMENTS
F5 Networks, Inc.                             3.93%
Akamai Technologies, Inc.                     3.83
VMware, Inc., Class A                         3.79
Juniper Networks, Inc.                        3.75
Oracle Corp.                                  3.70
Teradata Corp.                                3.61
EMC Corp.                                     3.54
Aruba Networks, Inc.                          3.49
Red Hat, Inc.                                 3.40
Facebook, Inc., Class A                       3.40
                                            -------
     Total                                   36.44%
                                            =======


                          PERFORMANCE OF A $10,000 INITIAL INVESTMENT
                                 JULY 5, 2011 - MARCH 31, 2014

            First Trust ISE Cloud     ISE Cloud               S&P 500     S&P Composite 1500
            Computing Index Fund      Computing(TM) Index     Index       Information Technology Index
            ---------------------     -------------------     -------     ----------------------------
7/5/11      $10,000                   $10,000                 $10,000     $10,000
9/30/11       7,902                     7,909                   8,501       8,886
3/31/12      10,604                    10,641                  10,702      11,739
9/30/12       9,864                     9,934                  11,068      11,695
3/31/13      10,531                    10,640                  12,196      11,682
9/30/13      12,214                    12,376                  13,209      12,718
3/31/14      13,390                    13,612                  14,861      14,655

Performance figures assume reinvestment of all dividend distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance does not predict future performance.

FREQUENCY DISTRIBUTION OF DISCOUNTS AND PREMIUMS
BID/ASK MIDPOINT VS. NAV THROUGH MARCH 31, 2014

The following Frequency Distribution of Discounts and Premiums charts are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period July 6, 2011 (commencement of trading) through March 31, 2014. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.


                       -----------------------------------------      -----------------------------------------
                            NUMBER OF DAYS BID/ASK MIDPOINT                NUMBER OF DAYS BID/ASK MIDPOINT
                                     AT/ABOVE NAV                                     BELOW NAV
                       -----------------------------------------      -----------------------------------------
                        0.00%-      0.50%-     1.00%-                  0.00%-     0.50%-      1.00%-
FOR THE PERIOD          0.49%       0.99%      1.99%     >=2.00%       0.49%      0.99%       1.99%     >=2.00%
7/6/11 - 9/30/11         34           3          0         0            23          2           0         0
10/1/11 - 9/30/12       126          13          2         0           102          8           0         0
10/1/12 - 9/30/13       134          27          0         0            71         17           1         0
10/1/13 - 3/31/14        91          12          0         0            19          3           0         0

--------------------------------------------------------------------------------
NOTES TO FUND PERFORMANCE OVERVIEW
--------------------------------------------------------------------------------

Total returns for the periods since inception are calculated from the inception date of each Fund. "Average annual total returns" represent the average annual change in value of an investment over the periods indicated. "Cumulative total returns" represent the total change in value of an investment over the periods indicated. For certain Funds, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the Advisor.

Each Fund's per share net asset value ("NAV") is the value of one share of the Fund and is computed by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of outstanding shares. The price used to calculate market return ("Market Price") is determined by using the midpoint between the highest bid and the lowest offer on the stock exchange on which shares of the Fund are listed for trading as of the time that the Fund's NAV is calculated. Since shares of each Fund did not trade in the secondary market until after the Fund's inception, for the period from inception to the first day of secondary market trading in shares of the Fund, the NAV of each Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that all dividend distributions have been reinvested in each Fund at NAV and Market Price, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike each Fund, the indices do not actually hold a portfolio of securities and therefore do not incur the expenses incurred by each Fund. These expenses negatively impact the performance of each Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The total returns presented reflect the reinvestment of dividends on securities in the indices. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of each Fund will vary with changes in market conditions. Shares of each Fund may be worth more or less than their original cost when they are redeemed or sold in the market. Each Fund's past performance is no guarantee of future performance.

FIRST TRUST EXCHANGE-TRADED FUND II

UNDERSTANDING YOUR FUND EXPENSES
MARCH 31, 2014 (UNAUDITED)

As a shareholder of First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Copper Index Fund, First Trust ISE Global Platinum Index Fund, First Trust BICK Index Fund, First Trust NASDAQ CEA Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund, or First Trust ISE Cloud Computing Index Fund (each a "Fund" and collectively, the "Funds"), you incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees, distribution and/or service fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in U.S. dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held through the six-month period ended March 31, 2014.

ACTUAL EXPENSES

The first line in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Six-Month Period" to estimate the expenses you paid on your account during this six-month period.

HYPOTHETICAL  EXAMPLE  FOR  COMPARISON PURPOSES

The second line in the following table provides information about hypothetical account values and hypothetical expenses based on each Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as brokerage commissions. Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.



                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO
                                                     BEGINNING            ENDING          BASED ON THE       EXPENSES PAID
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH          DURING THE
                                                  OCTOBER 1, 2013     MARCH 31, 2014       PERIOD (a)     SIX-MONTH PERIOD (b)
FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)
Actual                                               $1,000.00          $1,118.70             0.60%              $3.17
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94             0.60%              $3.02

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)
Actual                                               $1,000.00          $1,030.90             0.60%              $3.04
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94             0.60%              $3.02

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)
Actual                                               $1,000.00          $1,099.50             0.60%              $3.14
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94             0.60%              $3.02

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)
Actual                                               $1,000.00          $1,164.70             0.60%              $3.24
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94             0.60%              $3.02

FIRST TRUST EXCHANGE-TRADED FUND II

MARCH 31, 2014 (UNAUDITED)


                                                                                           ANNUALIZED
                                                                                          EXPENSE RATIO
                                                     BEGINNING            ENDING          BASED ON THE       EXPENSES PAID
                                                   ACCOUNT VALUE      ACCOUNT VALUE         SIX-MONTH          DURING THE
                                                  OCTOBER 1, 2013     MARCH 31, 2014       PERIOD (a)     SIX-MONTH PERIOD (b)
FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)
Actual                                              $1,000.00           $1,095.50             0.70%              $3.66
Hypothetical (5% return before expenses)            $1,000.00           $1,021.44             0.70%              $3.53

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)
Actual                                               $1,000.00          $1,151.70             0.70%              $3.76
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44             0.70%              $3.53

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)
Actual                                               $1,000.00          $  992.80             0.71%              $3.53
Hypothetical (5% return before expenses)             $1,000.00          $1,021.39             0.71%              $3.58

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)
Actual                                               $1,000.00           $ 993.50             0.74%              $3.68
Hypothetical (5% return before expenses)             $1,000.00          $1,021.24             0.74%              $3.73

FIRST TRUST BICK INDEX FUND (BICK)
Actual                                               $1,000.00          $1,050.40             0.64%              $3.27
Hypothetical (5% return before expenses)             $1,000.00          $1,021.74             0.64%              $3.23

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)
Actual                                               $1,000.00          $1,104.10             0.70%              $3.67
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44             0.70%              $3.53

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)
Actual                                               $1,000.00          $1,029.40             0.70%              $3.54
Hypothetical (5% return before expenses)             $1,000.00          $1,021.44             0.70%              $3.53

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)
Actual                                               $1,000.00          $1,096.30             0.60%              $3.14
Hypothetical (5% return before expenses)             $1,000.00          $1,021.94             0.60%              $3.02

(a) These expense ratios reflect expense caps for certain Funds. See Note 3 in Notes to Financial Statements.

(b) Expenses are equal to the annualized expense ratio as indicated in the table multiplied by the average account value over the period (October 1, 2013 through March 31, 2014), multiplied by 182/365 (to reflect the one-half year period).

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.9%
            BELGIUM -- 5.2%
    187,354 Belgacom S.A.                     $   5,866,831
                                              -------------
            BERMUDA -- 11.0%
    507,076 Catlin Group Ltd.                     4,548,070
    225,975 Seadrill Ltd.                         7,978,075
                                              -------------
                                                 12,526,145
                                              -------------
            FRANCE -- 11.0%
    286,452 Orange                                4,230,462
     74,514 SCOR SE                               2,607,431
     42,315 Total S.A.                            2,774,869
     11,269 Unibail-Rodamco SE                    2,926,428
                                              -------------
                                                 12,539,190
                                              -------------
            GERMANY -- 9.4%
    237,308 E. ON SE                              4,639,123
    103,977 K+S AG                                3,415,669
     12,298 Muenchener Rueckversicherungs-
               Gesellschaft AG                    2,687,069
                                              -------------
                                                 10,741,861
                                              -------------
            ITALY -- 3.3%
    648,453 Snam S.p.A.                           3,796,720
                                              -------------
            NETHERLANDS -- 1.9%
     77,620 Wolters Kluwer N.V.                   2,190,003
                                              -------------
            SPAIN -- 5.2%
    617,041 Banco Santander S.A.                  5,883,341
                                              -------------
            SWEDEN -- 2.4%
    287,180 Ratos AB, Class B                     2,662,238
                                              -------------
            SWITZERLAND -- 13.9%
     15,437 Baloise Holding AG                    1,941,739
     32,252 PSP Swiss Property AG                 3,031,663
     44,504 Swiss Prime Site AG                   3,783,129
      3,551 Swisscom AG                           2,181,090
     15,810 Zurich Insurance Group AG             4,853,610
                                              -------------
                                                 15,791,231
                                              -------------
            UNITED KINGDOM -- 36.6%
    554,139 Amlin PLC                             4,474,093
     46,890 AstraZeneca PLC                       3,030,343
    569,104 BAE Systems PLC                       3,929,828
    583,477 Carillion PLC                         3,517,418
    129,881 GlaxoSmithKline PLC                   3,446,070
    737,980 J Sainsbury PLC                       3,889,026
    108,008 Provident Financial PLC               3,570,676
     91,519 Royal Dutch Shell PLC, Class B        3,571,015
    194,995 SSE PLC                               4,775,481
    257,061 United Utilities Group PLC            3,377,025
  1,147,419 WM Morrison Supermarkets PLC          4,074,492
                                              -------------
                                                 41,655,467
                                              -------------

            TOTAL INVESTMENTS -- 99.9%          113,653,027
            (Cost $101,448,292) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                  164,336
                                              -------------
            NET ASSETS -- 100.0%              $ 113,817,363
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $12,474,880 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $270,145.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows(see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1      LEVEL 2     LEVEL 3
-----------------------------------------------------------
Common Stocks*       $113,653,027      $ --       $ --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                        See Notes to Financial Statements                Page 31

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

MARCH 31, 2014 (UNAUDITED)

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Insurance                                          18.5%
Diversified Telecommunication Services             10.8
Energy Equipment & Services                         7.0
Food & Staples Retailing                            7.0
Real Estate Management & Development                6.0
Pharmaceuticals                                     5.7
Oil, Gas & Consumable Fuels                         5.6
Banks                                               5.2
Electric Utilities                                  4.2
Multi-Utilities                                     4.1
Aerospace & Defense                                 3.5
Gas Utilities                                       3.3
Consumer Finance                                    3.1
Construction & Engineering                          3.1
Chemicals                                           3.0
Water Utilities                                     3.0
Real Estate Investment Trusts                       2.6
Capital Markets                                     2.3
Media                                               1.9
-----------------------------------------------------------
TOTAL INVESTMENTS                                  99.9
NET OTHER ASSETS AND LIABILITIES                    0.1
                                                 -------
TOTAL                                             100.0%
                                                 =======


Page 32                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.1%
            AUSTRALIA -- 6.5%
     30,794 Australand Property Group         $     120,517
    196,196 BGP Holdings PLC (b) (c) (d)                  0
     41,557 BWP Trust                                89,798
    184,899 CFS Retail Property Trust               324,089
     26,997 Charter Hall Retail REIT                 89,633
    126,229 Cromwell Property Group                 112,383
    504,219 Dexus Property Group                    495,671
    124,926 Federation Centres Ltd.                 273,422
    149,943 Goodman Group                           657,742
    137,621 GPT Group                               467,126
     52,667 Investa Office Fund                     158,253
    320,563 Mirvac Group                            505,395
    201,801 Stockland                               701,816
    169,144 Westfield Group                       1,607,862
    267,303 Westfield Retail Trust                  738,735
                                              -------------
                                                  6,342,442
                                              -------------
            AUSTRIA -- 0.2%
      6,382 CA Immobilien Anlagen AG                115,310
      5,361 Conwert Immobilien Invest SE             70,976
                                              -------------
                                                    186,286
                                              -------------
            BELGIUM -- 0.5%
        769 Aedifica                                 52,929
      1,465 Befimmo S.A.                            103,860
      1,479 Cofinimmo                               176,228
        581 Intervest Offices & Warehouses           17,609
        173 Leasinvest Real Estate S.C.A             19,107
        957 Warehouses De Pauw S.C.A                 71,893
        171 Wereldhave Belgium S.C.A                 20,943
                                              -------------
                                                    462,569
                                              -------------
            BERMUDA -- 0.9%
    102,922 Hongkong Land Holdings Ltd.             665,905
     56,377 Kerry Properties Ltd.                   187,524
                                              -------------
                                                    853,429
                                              -------------
            CANADA -- 3.7%
      5,937 Allied Properties Real Estate
               Investment Trust                     185,279
     11,005 Artis Real Estate Investment
               Trust                                156,588
      3,475 Boardwalk Real Estate Investment
               Trust                                190,614
      8,891 Calloway Real Estate Investment
               Trust                                207,175
      9,665 Canadian Apartment Properties
               Real Estate Investment Trust         186,393
      5,925 Canadian Real Estate Investment
               Trust                                241,556
     15,097 Chartwell Retirement Residences         142,162
     11,120 Cominar Real Estate Investment
               Trust                                186,088
      6,359 Crombie Real Estate Investment
               Trust                                 76,676
      8,285 Dundee International Real Estate
               Investment Trust                      69,547
      9,110 Dundee Real Estate Investment
               Trust, Class A                       239,472


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CANADA (CONTINUED)
      7,564 Extendicare, Inc.                 $      47,279
      7,228 First Capital Realty, Inc.              114,746
      4,105 Granite Real Estate Investment
               Trust                                150,981
     23,448 H&R Real Estate Investment Trust        484,868
      7,434 InnVest Real Estate Investment
               Trust                                 35,573
      4,469 Killam Properties, Inc.                  41,234
      3,015 Morguard Real Estate Investment
               Trust                                 46,364
      2,796 Northern Property Real Estate
               Investment Trust                      70,109
     13,185 Pure Industrial Real Estate
               Trust                                 57,129
     26,293 RioCan Real Estate Investment
               Trust                                633,363
                                              -------------
                                                  3,563,196
                                              -------------
            CAYMAN ISLANDS -- 0.9%
    110,060 Agile Property Holdings Ltd.             90,245
    383,090 Country Garden Holdings Co., Ltd.       160,022
    227,784 New World China Land Ltd.               192,059
    109,413 Shimao Property Holdings Ltd.           239,802
    299,675 Shui On Land Ltd.                        83,452
    134,887 SOHO China Ltd.                         110,949
                                              -------------
                                                    876,529
                                              -------------
            FINLAND -- 0.2%
     20,081 Citycon Oyj                              71,375
     21,059 Sponda Oyj                               99,802
      8,321 Technopolis Oyj                          48,261
                                              -------------
                                                    219,438
                                              -------------
            FRANCE -- 3.6%
        504 Affine                                   10,249
        606 ANF Immobilier                           19,953
      2,948 Fonciere des Regions                    273,084
      1,605 Gecina S.A.                             213,375
      2,833 ICADE                                   280,267
      8,539 Klepierre                               382,089
      3,622 Mercialys                                75,846
        488 Societe de la Tour Eiffel                33,487
      8,510 Unibail-Rodamco SE                    2,209,948
                                              _____________
                                                  3,498,298
                                              _____________
            GERMANY -- 1.5%
      5,937 Alstria Office REIT-AG                   79,583
      5,467 Deutsche Annington Immobilien
               SE (c)                               155,981
      4,013 Deutsche Euroshop AG                    182,525
     14,783 Deutsche Wohnen AG - BR                 316,893
     10,267 Deutsche Wohnen AG - NEW (c)            214,429
      3,001 DIC Asset AG                             27,754
      3,979 Hamborner REIT AG                        42,160
      4,265 LEG Immobilien AG                       279,742
      5,688 Prime Office AG (c)                      22,678
     10,839 TAG Immobilien AG                       134,392
                                              -------------
                                                  1,456,137
                                              -------------
            GREECE -- 0.0%
      2,089 Eurobank Properties Real Estate
               Investment Co. (c)                    26,189
                                              -------------


                        See Notes to Financial Statements                Page 33

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            GUERNSEY -- 0.0%
     34,266 Schroder Real Estate Investment
               Trust Ltd.                     $      29,420
                                              -------------
            HONG KONG -- 6.1%
    203,505 Champion Real Estate Investment
               Trust                                 92,878
    195,196 Hang Lung Properties Ltd.               561,190
     90,552 Henderson Land Development
               Co., Ltd.                            528,264
     54,450 Hysan Development Co., Ltd.             236,922
    200,039 Link (The) REIT                         983,883
    329,346 New World Development Co., Ltd.         331,193
    260,599 Sino Land Co., Ltd.                     383,012
    135,256 Sun Hung Kai Properties Ltd.          1,656,587
    102,453 Swire Properties Ltd.                   291,912
    132,262 Wharf (The) Holdings Ltd.               845,767
                                              -------------
                                                  5,911,608
                                              -------------
            ISLE OF MAN -- 0.1%
     68,932 Redefine International PLC               63,493
                                              -------------
            ISRAEL -- 0.1%
      3,184 Azrieli Group                           111,383
                                              -------------
            ITALY -- 0.1%
     72,097 Beni Stabili S.p.A.                      62,078
     11,799 Immobiliare Grande Distribuzione         21,083
                                              -------------
                                                     83,161
                                              -------------
            JAPAN -- 12.7%
         20 Activia Properties, Inc.                160,635
        112 Advance Residence Investment
               Corp.                                238,508
      8,627 AEON Mall Co., Ltd.                     220,324
         27 Daiwahouse Residential Investment
               Corp.                                108,560
         41 Frontier Real Estate Investment
               Corp.                                218,079
        155 GLP J-REIT                              156,029
     25,900 Hulic Co. Ltd.                          354,819
         13 Industrial & Infrastructure Fund
               Investment Corp.                     106,932
         96 Japan Excellent, Inc.                   122,401
         73 Japan Logistics Fund, Inc.              164,085
         69 Japan Prime Realty Investment
               Corp.                                223,281
        103 Japan Real Estate Investment
               Corp.                                516,921
        202 Japan Retail Fund Investment
               Corp.                                397,679
         29 Kenedix Realty Investment Corp.         143,855
    110,930 Mitsubishi Estate Co., Ltd.           2,628,831
     74,081 Mitsui Fudosan Co., Ltd.              2,260,147
        100 Mori Hills REIT Investment Corp.        132,151
         85 MORI TRUST Sogo Reit, Inc.              128,058
         39 Nippon Accommodations Fund, Inc.        130,548
        115 Nippon Building Fund, Inc.              600,542
        114 Nippon Prologis REIT, Inc.              229,955
     10,500 Nomura Real Estate Holdings, Inc.       200,407
        146 Nomura Real Estate Master Fund,
               Inc.                                 150,081


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            JAPAN (CONTINUED)
         31 Nomura Real Estate Office Fund,
               Inc.                           $     135,305
      9,500 NTT Urban Development Corp.              89,464
        148 ORIX JREIT, Inc.                        184,686
         18 Premier Investment Corp.                 69,844
     37,744 Sumitomo Realty & Development
               Co., Ltd.                          1,478,092
     36,375 Tokyo Tatemono Co., Ltd.                311,891
         80 TOKYU REIT, Inc.                         96,808
         15 Top REIT, Inc.                           68,086
        208 United Urban Investment Corp.           305,506
                                              -------------
                                                 12,332,510
                                              -------------
            LUXEMBOURG -- 0.2%
     11,151 GAGFAH S.A. (c)                         169,292
                                              -------------
            NETHERLANDS -- 0.8%
      5,850 Corio N.V.                              267,327
      3,631 Eurocommercial Properties N.V.          159,548
     11,393 Nieuwe Steen Investments N.V.            69,139
      1,622 Vastned Retail N.V.                      79,874
      1,897 Wereldhave N.V.                         161,483
                                              -------------
                                                    737,371
                                              -------------
            NEW ZEALAND -- 0.1%
     88,813 Kiwi Income Property Trust               85,940
                                              -------------
            NORWAY -- 0.0%
     45,600 Norwegian Property ASA                   55,212
                                              -------------
            SINGAPORE -- 3.9%
    172,400 Ascendas Real Estate Investment
               Trust                                309,742
    170,890 CapitaCommercial Trust                  201,742
    221,530 CapitaLand Ltd.                         508,961
    226,883 CapitaMall Trust                        340,893
    119,000 CapitaMalls Asia Ltd.                   169,338
     55,000 CDL Hospitality Trusts                   72,363
     52,000 City Developments Ltd.                  417,521
    113,000 Fortune REIT                             87,265
    262,000 Global Logistic Properties Ltd.         551,952
     62,521 Keppel Land Ltd.                        167,001
    129,000 Keppel REIT                             116,909
    111,675 Mapletree Commercial Trust              108,310
    103,000 Mapletree Industrial Trust              111,769
    125,453 Mapletree Logistics Trust               104,220
    180,197 Suntec Real Estate Investment
               Trust                                237,799
     40,000 UOL Group Ltd.                          199,062
     33,087 Wing Tai Holdings Ltd.                   48,135
     58,000 Yanlord Land Group Ltd.                  49,336
                                              -------------
                                                  3,802,318
                                              -------------
            SPAIN -- 0.0%
     10,479 Inmobiliaria Colonial SA (c)             26,996
                                              -------------
            SWEDEN -- 1.1%
     14,353 Castellum AB                            238,614
      3,270 Dios Fastigheter AB                      27,156
     11,580 Fabege AB                               151,005
      7,918 Fastighets AB Balder,
               Class B (c)                           96,034
      4,839 Hemfosa Fastigheter AB (c)               74,765


Page 34                 See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SWEDEN (CONTINUED)
      9,704 Hufvudstaden AB, Class A          $     136,887
      6,559 Klovern AB                               35,064
     11,947 Kungsleden AB                            98,754
      8,751 Wallenstam AB, Class B                  143,455
      5,785 Wihlborgs Fastigheter AB                112,620
                                              -------------
                                                  1,114,354
                                              -------------
            SWITZERLAND -- 1.0%
        837 Allreal Holding AG                      120,714
        539 Mobimo Holding AG                       114,318
      3,483 PSP Swiss Property AG                   327,399
      4,819 Swiss Prime Site AG                     409,646
                                              -------------
                                                    972,077
                                              -------------
            UNITED KINGDOM -- 5.8%
     11,247 Big Yellow Group PLC                    102,470
     87,381 British Land Co. PLC                    952,723
     57,345 Capital & Counties Properties
               PLC                                  334,607
        428 Daejan Holdings PLC                      34,892
      8,006 Derwent London PLC                      361,707
     10,708 Development Securities PLC               41,773
     35,954 Grainger PLC                            144,456
     30,101 Great Portland Estates PLC              316,652
     61,927 Hammerson PLC                           571,955
     55,911 Hansteen Holdings PLC                   101,787
      8,685 Helical Bar PLC                          54,116
     59,242 Intu Properties PLC                     278,516
     68,852 Land Securities Group PLC             1,171,964
     51,119 Londonmetric Property PLC               120,760
      9,282 Primary Health Properties PLC            53,387
     39,857 Quintain Estates & Development
               PLC (c)                               68,440
     18,112 Safestore Holdings PLC                   71,563
     64,911 SEGRO PLC                               359,276
     22,107 Shaftesbury PLC                         242,509
     14,466 St. Modwen Properties PLC                96,467
     16,921 Unite Group PLC                         122,430
      9,133 Workspace Group PLC                      90,214
                                              -------------
                                                  5,692,664
                                              -------------
            UNITED STATES -- 49.1%
      4,820 Acadia Realty Trust                     127,152
      1,251 Agree Realty Corp.                       38,043
        178 Alexander's, Inc.                        64,256

      6,251 Alexandria Real Estate Equities,
               Inc.                                 453,573
      3,044 American Assets Trust, Inc.             102,705
      9,157 American Campus Communities,
               Inc.                                 342,014
     11,649 American Homes 4 Rent,
               Class A                              194,655
     65,816 American Realty Capital
               Properties, Inc.                     922,740
     12,738 Apartment Investment
               & Management Co., Class A            384,942
      5,571 Ashford Hospitality Trust                62,785
      5,033 Associated Estates Realty Corp.          85,259
     11,323 AvalonBay Communities, Inc.           1,486,936
     16,822 BioMed Realty Trust, Inc.               344,683
     13,272 Boston Properties, Inc.               1,520,042


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            UNITED STATES (CONTINUED)
     13,729 Brandywine Realty Trust           $     198,521
      6,713 BRE Properties, Inc.                    421,442
      3,618 Brixmor Property Group, Inc.             77,172
      7,425 Camden Property Trust                   500,000
      5,650 Campus Crest Communities, Inc.           49,042
     14,870 CBL & Associates Properties, Inc.       263,943
      6,924 Cedar Realty Trust, Inc.                 42,306
     20,705 Chambers Street Properties              160,878
      4,341 Chesapeake Lodging Trust                111,694
     10,354 CommonWealth REIT                       272,310
      7,187 Corporate Office Properties
               Trust                                191,462
     15,440 Cousins Properties, Inc.                177,097
     12,176 CubeSmart                               208,940
     27,689 DCT Industrial Trust, Inc.              218,189
     26,723 DDR Corp.                               440,395
     17,079 DiamondRock Hospitality Co.             200,678
     11,239 Digital Realty Trust, Inc.              596,566
     11,597 Douglas Emmett, Inc.                    314,743
     28,447 Duke Realty Corp.                       480,185
      5,746 DuPont Fabros Technology, Inc.          138,306
      2,705 EastGroup Properties, Inc.              170,172
     10,048 Education Realty Trust, Inc.             99,174
      6,616 Empire State Realty Trust, Inc.,
               Class A                               99,968
      4,632 EPR Properties                          247,302
      6,580 Equity Lifestyle Properties, Inc.       267,477
      5,180 Equity One, Inc.                        115,721
     31,191 Equity Residential                    1,808,766
      3,379 Essex Property Trust, Inc.              574,599
      3,977 Excel Trust, Inc.                        50,428
      9,527 Extra Space Storage, Inc.               462,155
      5,848 Federal Realty Investment Trust         670,883
     10,895 FelCor Lodging Trust, Inc.               98,491
      9,624 First Industrial Realty Trust,
               Inc.                                 185,936
      5,141 First Potomac Realty Trust               66,422
     13,053 Forest City Enterprises, Inc.,
               Class A (c)                          249,312
      7,716 Franklin Street Properties Corp.         97,222
     44,084 General Growth Properties, Inc.         969,848
      2,192 Getty Realty Corp.                       41,407
     12,694 Glimcher Realty Trust                   127,321
      4,782 Government Properties Income
               Trust                                120,506
     39,636 HCP, Inc.                             1,537,480
     25,378 Health Care REIT, Inc.                1,512,529
      8,390 Healthcare Realty Trust, Inc.           202,619
     20,734 Healthcare Trust of America, Inc.,
               Class A                              236,160
     15,069 Hersha Hospitality Trust                 87,852
      7,863 Highwoods Properties, Inc.              302,018
      4,975 Home Properties, Inc.                   299,097
     13,094 Hospitality Properties Trust            376,060
     65,179 Host Hotels & Resorts, Inc.           1,319,223
      4,399 Hudson Pacific Properties, Inc.         101,485
      7,485 Inland Real Estate Corp.                 78,967
      9,359 Investors Real Estate Trust              84,044
      7,200 Kilroy Realty Corp.                     421,776
     35,519 Kimco Realty Corp.                      777,156


                        See Notes to Financial Statements                Page 35

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2014 (UNAUDITED)


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            UNITED STATES (CONTINUED)
     11,321 Kite Realty Group Trust           $      67,926
      9,099 LaSalle Hotel Properties                284,890
     19,986 Lexington Realty Trust                  218,047
     12,780 Liberty Property Trust                  472,349
      3,042 LTC Properties, Inc.                    114,470
     12,300 Macerich (The) Co.                      766,659
      7,684 Mack-Cali Realty Corp.                  159,750
     14,141 Medical Properties Trust, Inc.          180,863
      6,517 Mid-America Apartment
               Communities, Inc.                    444,916
      2,546 National Health Investors, Inc.         153,931
     10,607 National Retail Properties, Inc.        364,032
     10,872 OMEGA Healthcare Investors, Inc.        364,429
      6,159 Parkway Properties, Inc.                112,402
      5,608 Pebblebrook Hotel Trust                 189,382
      5,726 Pennsylvania Real Estate
               Investment Trust                     103,354
     13,503 Piedmont Office Realty Trust,
               Inc., Class A                        231,576
      4,743 Post Properties, Inc.                   232,881
     43,605 Prologis, Inc.                        1,780,392
      1,749 PS Business Parks, Inc.                 146,251
     12,511 Public Storage                        2,107,978
      5,767 Ramco-Gershenson Properties
               Trust                                 94,002
     18,169 Realty Income Corp.                     742,385
      8,017 Regency Centers Corp.                   409,348
      6,288 Retail Opportunity Investments
               Corp.                                 93,943
     16,431 Retail Properties of America,
               Inc., Class A                        222,476
     10,742 RLJ Lodging Trust                       287,241
      3,181 Rouse Properties, Inc.                   54,840
      3,315 Sabra Health Care REIT, Inc.             92,455
      1,137 Saul Centers, Inc.                       53,848
      2,440 Select Income REIT                       73,859
     16,459 Senior Housing Properties Trust         369,834
      3,227 Silver Bay Realty Trust Corp.            50,083
     27,503 Simon Property Group, Inc.            4,510,492
      8,302 SL Green Realty Corp.                   835,347
      2,802 Sovran Self Storage, Inc.               205,807
     31,102 Spirit Realty Capital, Inc.             341,500
      3,865 STAG Industrial, Inc.                    93,147
     14,660 Strategic Hotels & Resorts,
               Inc. (c)                             149,385
      3,013 Sun Communities, Inc.                   135,856
     16,005 Sunstone Hotel Investors, Inc.          219,749
      8,217 Tanger Factory Outlet Centers,
               Inc.                                 287,595
      5,573 Taubman Centers, Inc.                   394,513
     21,898 UDR, Inc.                               565,625
      1,108 Universal Health Realty Income
               Trust                                 46,802
      2,053 Urstadt Biddle Properties, Inc.,
               Class A                               42,415
     25,751 Ventas, Inc.                          1,559,738
     14,662 Vornado Realty Trust                  1,445,087
      5,767 Washington Real Estate Investment
               Trust                                137,716


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            UNITED STATES (CONTINUED)
      9,518 Weingarten Realty Investors       $     285,540
      2,835 Winthrop Realty Trust                    32,858
      7,366 WP Carey, Inc.                          442,476
                                              -------------
                                                 47,825,670
                                              -------------
            TOTAL COMMON STOCKS -- 99.1%         96,497,982
            (Cost $81,470,868)                -------------
            INVESTMENT COMPANIES -- 0.3%
            GUERNSEY -- 0.3%
     43,364 F&C Commerical Property
               Trust Ltd.                            86,969
     18,646 F&C UK Real Estate Investment,
               Ltd.                                  25,179
     29,749 MedicX Fund Ltd.                         41,908
     33,246 Picton Property Income Ltd.              31,454
     13,565 Standard Life Investment
               Property Income Trust PLC             16,905
     35,630 UK Commercial Property Trust             47,936
                                              -------------
            TOTAL INVESTMENT COMPANIES
               -- 0.3%                              250,351
            (Cost $212,358)                   -------------

            RIGHTS -- 0.0%
            HONG KONG -- 0.0%
    109,782 New World Development Co.,
               Ltd., expiring 4/17/14 (b) (c)        22,646
            UNITED KINGDOM -- 0.0%
     16,926 Intu Properties PLC,
               expiring 4/17/14 (c)                  26,807
                                              -------------
            TOTAL RIGHTS -- 0.0%                     49,453
            (Cost $0)                         -------------

            TOTAL INVESTMENTS -- 99.4%           96,797,786
            (Cost $81,683,226) (e)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.6%                  548,558
                                              -------------
            NET ASSETS -- 100.0%              $  97,346,344
                                              =============


Page 36              See Notes to Financial Statements

FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

MARCH 31, 2014 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trusteand in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2014, securities noted as such amounted to $22,646 or 0.02% of net assets.

(c)   Non-income producing security.

(d) This is a restricted security which cannot be traded as a result of the in-specie distribution. It was acquired on August 6, 2009 at a cost of $0 and has a carrying value per share of $0.

(e) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federaincome tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $17,019,505 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,904,945.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows(see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*      $  96,497,982    $     --**    $     --
Investment
   Companies*             250,351          --            --
Rights*                    26,807      22,646            --
                    ---------------------------------------
Total Investments   $  96,775,140    $ 22,646      $     --
                    =======================================

 * See Portfolio of Investments for country breakout.
** Investment is valued at $0.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Real Estate Investment Trusts                       76.8%
Real Estate Management & Development                22.6
Health Care Providers & Services                     0.0+
Capital Markets                                      0.0+
-----------------------------------------------------------
TOTAL INVESTMENTS                                   99.4
NET OTHER ASSETS AND LIABILITIES                     0.6
                                                  -------
TOTAL                                              100.0%
                                                  =======

+ Amount is less than 0.1%.


                        See Notes to Financial Statements                Page 37

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.7%
            AUSTRALIA -- 16.1%
  1,107,721 Adelaide Brighton Ltd.            $   4,119,488
    705,486 ALS Ltd.                              4,795,797
    145,368 Australia and New Zealand
               Banking Group Ltd.                 4,456,974
     58,926 Commonwealth Bank of Australia        4,231,952
  2,100,647 David Jones Ltd.                      6,331,475
  2,450,217 Metcash Ltd.                          5,953,527
    363,298 Mineral Resources Ltd.                3,867,883
    150,208 National Australia Bank Ltd.          4,939,696
    240,000 Orica Ltd.                            4,869,978
  1,492,295 Stockland                             5,189,845
    305,157 Suncorp Group Ltd.                    3,642,255
  1,216,604 Sydney Airport                        4,727,502
    991,960 Telstra Corp. Ltd.                    4,673,329
     93,406 Wesfarmers Ltd.                       3,568,084
    414,795 Westfield Group                       3,942,991
    150,779 Westpac Banking Corp.                 4,832,624
    118,701 Woodside Petroleum Ltd.               4,295,464
                                              -------------
                                                 78,438,864
                                              -------------
            AUSTRIA -- 0.5%
     58,908 OMV AG                                2,672,841
                                              -------------
            BELGIUM -- 1.8%
    284,696 Belgacom S.A.                         8,915,012
                                              -------------
            BERMUDA -- 4.5%
    546,206 Catlin Group Ltd.                     4,899,035
    749,260 Lancashire Holdings Ltd.              8,543,985
    118,366 Seadrill Ltd.                         4,178,926
    353,831 VTech Holdings Ltd.                   4,548,050
                                              -------------
                                                 22,169,996
                                              -------------
            CANADA -- 8.7%
    104,116 BCE, Inc.                             4,484,852
    237,746 Bell Aliant, Inc.                     5,815,153
    309,373 Canadian Oil Sands Ltd.               6,489,697
    149,392 Crescent Point Energy Corp.           5,452,707
    139,900 Emera, Inc.                           4,354,553
    173,717 Manitoba Telecom Services, Inc.       4,764,450
    150,445 Russel Metals, Inc.                   4,098,963
     95,345 TELUS Corp.                           3,417,931
     74,318 TransCanada Corp.                     3,378,091
                                              -------------
                                                 42,256,397
                                              -------------
            DENMARK -- 1.0%
     47,990 Tryg A/S                              4,746,444
                                              -------------
            FINLAND -- 2.6%
    218,332 Fortum Oyj                            4,962,980
    107,546 Konecranes Oyj                        3,426,976
    138,566 Metso Oyj                             4,529,972
                                              -------------
                                                 12,919,928
                                              -------------
            FRANCE -- 9.8%
    128,986 Bouygues S.A.                         5,379,822
    271,701 CNP Assurances                        5,753,157
    298,709 GDF Suez                              8,172,759
    119,161 Lagardere S.C.A.                      4,731,178
     74,133 Neopost S.A.                          5,854,083


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            FRANCE (CONTINUED)
    534,783 Orange                            $   7,897,935
     74,959 Total S.A.                            4,915,547
    178,542 Vivendi S.A.                          4,973,507
                                              -------------
                                                 47,677,988
                                              -------------
            GERMANY -- 6.2%
    272,748 Deutsche Telekom AG                   4,407,586
    219,476 K+S AG                                7,209,838
    287,539 ProSiebenSat.1 Media AG              13,159,444
    138,612 RWE AG                                5,625,676
                                              -------------
                                                 30,402,544
                                              -------------
            HONG KONG -- 2.1%
 11,246,335 PCCW Ltd.                             5,640,204
    766,973 Television Broadcasts Ltd.            4,593,038
                                              -------------
                                                 10,233,242
                                              -------------
            ITALY -- 2.0%
    176,619 Atlantia S.p.A.                       4,537,926
    213,399 Eni S.p.A.                            5,353,570
                                              -------------
                                                  9,891,496
                                              -------------
            JAPAN -- 0.7%
     82,300 Eisai Co., Ltd.                       3,203,811
                                              -------------
            NETHERLANDS -- 0.6%
     56,461 Koninklijke Boskalis
            Westminster N.V.                      3,109,022
                                              -------------
            NEW ZEALAND -- 2.5%
    467,988 Fletcher Building Ltd.                3,866,495
  3,894,565 Telecom Corp. of New Zealand Ltd.     8,246,972
                                              -------------
                                                 12,113,467
                                              -------------
            NORWAY -- 1.2%
    178,625 Fred Olsen Energy ASA                 5,966,298
                                              -------------
            PORTUGAL -- 1.5%
  1,542,278 EDP-Energias de Portugal S.A.         7,162,466
                                              -------------
            SINGAPORE -- 1.4%
    326,500 Keppel Corp. Ltd.                     2,826,604
  1,141,000 StarHub Ltd.                          3,809,683
                                              -------------
                                                  6,636,287
                                              -------------
            SPAIN -- 3.2%
    115,272 ACS Actividades de Construccion
               y Servicios S.A.                   4,528,333
    167,387 Gas Natural SDG S.A.                  4,706,585
    738,191 Mapfre S.A.                           3,111,941
    192,941 Telefonica S.A.                       3,052,788
                                              -------------
                                                 15,399,647
                                              -------------
            SWEDEN -- 3.6%
    134,101 NCC AB, Class B                       4,852,441
    211,191 Skanska AB, Class B                   4,976,072
    68,161  Svenska Handelsbanken AB,
               Class A                            3,420,529
    567,951 TeliaSonera AB                        4,282,250
                                              -------------
                                                 17,531,292
                                              -------------


Page 38                 See Notes to Financial Statements

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

MARCH 31, 2014 (UNAUDITED)

HARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SWITZERLAND -- 2.2%
      7,706 Swisscom AG                       $   4,733,169
     20,362 Zurich Insurance Group AG             6,251,057
                                              -------------
                                                 10,984,226
                                              -------------
            UNITED KINGDOM -- 11.2%
    557,325 Amlin PLC                             4,499,817
     78,860 AstraZeneca PLC                       5,096,457
    516,694 BAE Systems PLC                       3,567,922
    940,834 Balfour Beatty PLC                    4,699,229
  5,673,730 Cable & Wireless Communications
               PLC                                4,975,380
    961,382 Carillion PLC                         5,795,571
     74,723 Ensco PLC, Class A                    3,943,880
    405,037 Halfords Group PLC                    3,118,318
    157,209 Provident Financial PLC               5,197,230
    132,167 Royal Dutch Shell PLC, Class A        4,828,783
    128,063 Severn Trent PLC                      3,892,083
    384,012 United Utilities Group PLC            5,044,787
                                              -------------
                                                 54,659,457
                                              -------------
            UNITED STATES -- 16.3%
    113,840 Altria Group, Inc.                    4,261,031
     77,557 American Electric Power Co., Inc.     3,929,038
    121,789 AT&T, Inc.                            4,271,140
    122,784 CenterPoint Energy, Inc.              2,908,753
    172,731 CenturyLink, Inc.                     5,672,486
     64,516 Consolidated Edison, Inc.             3,461,283
     47,743 DTE Energy Co.                        3,546,828
     65,455 Eli Lilly and Co.                     3,852,681
    150,349 FirstEnergy Corp.                     5,116,377
    125,808 HollyFrontier Corp.                   5,985,945
     72,891 Integrys Energy Group, Inc.           4,347,948
     70,918 Lorillard, Inc.                       3,835,245
    758,570 PDL BioPharma, Inc.                   6,303,717
    250,027 Pepco Holdings, Inc.                  5,120,553
    244,847 R.R. Donnelley & Sons Co.             4,382,761
     78,204 SCANA Corp.                           4,013,429
    102,438 Southern (The) Co.                    4,501,126
    253,379 TECO Energy, Inc.                     4,345,450
                                              -------------
                                                 79,855,791
                                              -------------
            TOTAL INVESTMENTS -- 99.7%          486,946,516
            (Cost $427,711,876) (b)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.3%                1,351,556
                                              -------------
            NET ASSETS -- 100.0%              $ 488,298,072
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $66,812,177 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $7,577,537.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS           LEVEL 1         LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*      $486,946,516       $ --          $ --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                        See Notes to Financial Statements                Page 39

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

MARCH 31, 2014 (UNAUDITED)


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Diversified Telecommunication Services             18.5%
Oil, Gas & Consumable Fuels                         8.9
Insurance                                           8.5
Multi-Utilities                                     7.5
Electric Utilities                                  7.2
Construction & Engineering                          6.8
Media                                               4.6
Banks                                               4.5
Energy Equipment & Services                         2.9
Pharmaceuticals                                     2.5
Chemicals                                           2.5
Food & Staples Retailing                            1.9
Transportation Infrastructure                       1.9
Real Estate Investment Trusts                       1.9
Water Utilities                                     1.8
Commercial Services & Supplies                      1.7
Tobacco                                             1.6
Construction Materials                              1.6
Machinery                                           1.6
Multiline Retail                                    1.3
Biotechnology                                       1.3
Technology Hardware, Storage & Peripherals          1.2
Consumer Finance                                    1.1
Professional Services                               1.0
Gas Utilities                                       1.0
Communications Equipment                            0.9
Trading Companies & Distributors                    0.8
Wireless Telecommunication Services                 0.8
Aerospace & Defense                                 0.7
Specialty Retail                                    0.6
Industrial Conglomerates                            0.6
-----------------------------------------------------------
TOTAL INVESTMENTS                                  99.7
NET OTHER ASSETS AND LIABILITIES                    0.3
                                                 -------
TOTAL                                             100.0%
                                                 =======


Page 40                 See Notes to Financial Statements

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.9%
            AUSTRALIA -- 2.6%
     75,083 AGL Energy Ltd.                   $   1,057,017
  8,289,612 Infigen Energy (b)                    1,537,562
                                              -------------
                                                  2,594,579
                                              -------------
            BERMUDA -- 4.7%
 57,563,809 China WindPower Group Ltd. (b)        4,675,459
                                              -------------
            BRAZIL -- 0.8%
    263,754 Centrais Eletricas Brasileiras
               S.A., ADR                            749,061
                                              -------------
            CAYMAN ISLANDS -- 0.3%
    411,454 China High Speed Transmission
               Equipment Group Co., Ltd. (b)        307,138
                                              -------------
            CHINA -- 5.7%
  5,214,976 China Longyuan Power Group Corp.,
               Class H                            5,250,946
    602,918 China Suntien Green Energy Corp.,
               Class H                              199,768
    327,638 Harbin Electric Co., Ltd.,
               Class H                              185,436
                                              -------------
                                                  5,636,150
                                              -------------
            DENMARK -- 13.6%
  1,619,935 Greentech Energy Systems A/S (b)      3,766,352
    242,405 Vestas Wind Systems A/S (b)           9,742,093
                                              -------------
                                                 13,508,445
                                              -------------
            FRANCE -- 3.6%
     28,470 Alstom S.A.                             777,378
  1,553,179 Theolia S.A. (b)                      2,760,275
                                              -------------
                                                  3,537,653
                                              -------------
            GERMANY -- 16.3%
     91,123 E. ON SE                              1,781,359
    411,456 Nordex SE (b)                         6,643,427
  1,167,730 PNE Wind AG                           4,586,494
     36,535 RWE AG                                1,482,801
     12,777 Siemens AG, ADR                       1,726,812
                                              -------------
                                                 16,220,893
                                              -------------
            GREECE -- 0.3%
     42,855 Terna Energy S.A.                       269,220
                                              -------------
            ITALY -- 1.2%
    407,045 Enel Green Power S.p.A.               1,142,846
                                              -------------
            JAPAN -- 3.8%
    353,652 Japan Wind Development Co.,
               Ltd. (b)                           2,347,058
     99,600 Mitsui & Co., Ltd.                    1,407,900
                                              -------------
                                                  3,754,958
                                              -------------
            PORTUGAL -- 1.7%
    361,670 EDP-Energias de Portugal S.A.         1,679,625
                                              -------------
            SOUTH KOREA -- 0.2%
     55,553 Dongkuk Structure & Construction
               Co., Ltd.                            228,329
                                              -------------
            SPAIN -- 23.1%
     12,287 Acciona S.A.                          1,063,710
    988,350 EDP Renovaveis S.A.                   6,582,010


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SPAIN (CONTINUED)
     46,790 Endesa S.A.                       $   1,684,033
    543,497 Gamesa Corp. Tecnologica
               S.A. (b)                           5,900,170
  1,102,860 Iberdrola S.A.                        7,712,286
                                              -------------
                                                 22,942,209
                                              -------------
            SWEDEN -- 6.5%
    625,793 Arise AB (b)                          2,291,503
    569,126 Eolus Vind AB, Class B                2,901,775
     50,679 SKF AB, Class B                       1,297,454
                                              -------------
                                                  6,490,732
                                              -------------
            SWITZERLAND -- 0.2%
      6,861 BKW AG                                  242,915
                                              -------------
            UNITED KINGDOM -- 3.6%
     35,887 BP PLC, ADR                           1,726,165
     24,622 Royal Dutch Shell PLC, ADR            1,798,883
                                              -------------
                                                  3,525,048
                                              -------------
            UNITED STATES -- 11.7%
     71,892 AES (The) Corp.                       1,026,618
     20,011 Allegheny Technologies, Inc.            754,014
     19,295 Alliant Energy Corp.                  1,096,149
    186,823 Capstone Turbine Corp. (b)              397,933
     24,053 Duke Energy Corp.                     1,713,055
     32,996 Federal-Mogul Corp. (b)                 617,355
     61,069 General Electric Co.                  1,581,076
     15,866 NextEra Energy, Inc.                  1,517,107
     35,205 NRG Energy, Inc.                      1,119,519
      7,663 Otter Tail Corp.                        235,944
     12,695 Trinity Industries, Inc.                914,929
     15,458 Woodward, Inc.                          641,971
                                              -------------
                                                 11,615,670
                                              -------------
            TOTAL INVESTMENTS -- 99.9%           99,120,930
            (Cost $83,952,226) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.1%                   78,284
                                              -------------
            NET ASSETS -- 100.0%              $  99,199,214
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $18,240,701 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $3,071,997.

ADR   - American Depositary Receipt


                        See Notes to Financial Statements                Page 41

FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

MARCH 31, 2014 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS           LEVEL 1        LEVEL 2       LEVEL 3
-----------------------------------------------------------
Common Stocks*      $99,120,930      $    --       $     --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Electrical Equipment                               28.8%
Independent Power and Renewable
   Electricity Producers                           25.9
Electric Utilities                                  9.1
Construction & Engineering                          7.9
Multi-Utilities                                     5.5
Oil, Gas & Consumable Fuels                         3.7
Industrial Conglomerates                            3.3
Machinery                                           2.9
Trading Companies & Distributors                    1.4
Metals & Mining                                     0.8
Auto Components                                     0.6
-----------------------------------------------------------
TOTAL INVESTMENTS                                  99.9
NET OTHER ASSETS AND LIABILITIES                    0.1
                                                 -------
TOTAL                                             100.0%
                                                 =======


Page 42                 See Notes to Financial Statements

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.8%
            AUSTRALIA -- 2.6%
     31,538 Leighton Holdings Ltd. (b)        $     617,434
                                              -------------
            CANADA -- 4.3%
      4,569 Aecon Group, Inc.                        71,128
     13,182 SNC-Lavalin Group, Inc.                 576,407
      6,098 Stantec, Inc.                           372,720
                                              -------------
                                                  1,020,255
                                              -------------
            CAYMAN ISLANDS -- 1.3%
    173,287 China State Construction
               International Holdings Ltd.          293,559
                                              -------------
            CHINA -- 3.7%
    641,097 China Communications Construction
               Co., Ltd., Class H                   447,152
    913,188 China Railway Group Ltd.,
               Class H                              425,012
                                              -------------
                                                    872,164
                                              -------------
            FINLAND -- 0.7%
     15,997 YIT Oyj (b)                             170,357
                                              -------------
            FRANCE -- 8.5%
     18,433 Bouygues S.A.                           768,814
      5,305 Eiffage S.A.                            396,996
     11,045 Vinci S.A.                              820,307
                                              -------------
                                                  1,986,117
                                              -------------
            GERMANY -- 1.8%
      4,747 Hochtief AG                             430,969
                                              -------------
            JAPAN -- 22.0%
     32,000 CHIYODA Corp.                           412,653
     18,500 COMSYS Holdings Corp.                   290,006
     18,000 JGC Corp.                               626,072
    158,000 KAJIMA Corp.                            554,144
      6,000 KANDENKO Co., Ltd.                       30,403
     25,000 KINDEN Corp.                            241,971
      8,900 KYOWA EXEO Corp.                        114,338
     21,000 Maeda Corp.                             132,248
     15,000 Maeda Road Construction Co., Ltd.       209,127
     72,000 Nishimatsu Construction Co., Ltd.       232,989
    104,000 OBAYASHI Corp.                           86,426
      3,000 OKUMURA Corp.                            13,370
     71,000 Penta-Ocean Construction Co.,
               Ltd.                                 241,447
    100,000 SHIMIZU Corp.                           518,336
      4,700 SHO-BOND Holdings Co., Ltd.             207,644
    144,000 TAISEI Corp.                            643,162
     14,000 TODA Corp.                               45,982
      5,000 TOSHIBA Plant Systems &
               Services Corp.                        74,505
                                              -------------
                                                  5,174,823
                                              -------------
            NETHERLANDS -- 9.2%
      8,082 Arcadis N.V.                            310,812
      8,612 Chicago Bridge & Iron Co. N.V.          750,536
     40,396 Koninklijke BAM Groep N.V.              242,085
      9,707 Koninklijke Boskalis Westminster
               N.V.                                 534,516
    119,167 Royal Imtech N.V. (b) (c)               326,701
                                              -------------
                                                  2,164,650
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            NORWAY -- 1.4%
     21,334 Aker Solutions ASA                $     332,242
                                              -------------
            PANAMA -- 1.9%
     57,054 McDermott International, Inc. (c)       446,162
                                              -------------
            SPAIN -- 8.7%
     19,747 ACS Actividades de Construccion
               y Servicios S.A.                     775,739
      8,111 Obrascon Huarte Lain S.A.               352,546
     76,423 Sacyr S.A. (c)                          507,472
      7,133 Tecnicas Reunidas S.A.                  402,949
                                              -------------
                                                  2,038,706
                                              -------------
            SWEDEN -- 5.5%
     11,245 NCC AB, Class B                         406,900
     27,016 Peab AB                                 190,923
     29,599 Skanska AB, Class B                     697,410
                                              -------------
                                                  1,295,233
                                              -------------
            SWITZERLAND -- 2.3%
     16,457 Foster Wheeler AG (c)                   533,536
                                              -------------
            UNITED KINGDOM -- 5.7%
     28,815 AMEC PLC 538,993
     76,942 Balfour Beatty PLC                      384,306
      7,775 Galliford Try PLC                       172,006
      3,326 Keller Group PLC                         59,552
      7,807 WS Atkins PLC                           181,044
                                              -------------
                                                  1,335,901
                                              -------------
            UNITED STATES -- 20.2%
     15,427 AECOM Technology Corp. (c)              496,287
      3,376 Dycom Industries, Inc. (c)              106,715
     10,378 EMCOR Group, Inc.                       485,587
      9,342 Fluor Corp.                             726,154
      5,107 Granite Construction, Inc.              203,922
     11,300 Jacobs Engineering Group,
               Inc. (c)                             717,550
     19,538 KBR, Inc.                               521,274
      1,043 Matrix Service Co. (c)                   35,233
     21,927 Quanta Services, Inc. (c)               809,106
      4,057 Tutor Perini Corp. (c)                  116,314
     11,524 URS Corp.                               542,319
                                              -------------
                                                  4,760,461
                                              -------------
            TOTAL COMMON STOCKS -- 99.8%         23,472,569
            (Cost $22,066,445)

            MONEY MARKET FUNDS -- 3.4%
    815,645 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class
               - 0.001% (d) (e)                     815,645
               (Cost $815,645)                -------------

            TOTAL INVESTMENTS -- 103.2%          24,288,214
            (Cost $22,882,090) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- (3.2)%               (761,485)
                                              -------------
            NET ASSETS -- 100.0%              $  23,526,729
                                              =============


                        See Notes to Financial Statements                Page 43

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

MARCH 31, 2014 (UNAUDITED)

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $775,992 and the total value of the collateral held by the Fund is $815,645.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of March 31, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,123,711 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,717,587.

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows(see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS           LEVEL 1       LEVEL 2        LEVEL 3
-----------------------------------------------------------
Common Stocks*      $23,472,569    $    --         $     --
Money Market Funds      815,645         --               --
                    ---------------------------------------
Total Investments   $24,288,214    $    --         $     --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.

-----------------------------------------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:


SECURITIES LENDING AGENCY AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $     775,992
Non-cash Collateral(2)                             (775,992)
                                              -------------
Net Amount                                    $          --
                                              =============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At March 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Construction & Engineering                         90.0%
Energy Equipment & Services                         7.5
Money Market Funds                                  3.4
Professional Services                               2.3
-----------------------------------------------------------
TOTAL INVESTMENTS                                 103.2
NET OTHER ASSETS AND LIABILITIES                   (3.2)
                                                 -------
TOTAL                                             100.0%
                                                 =======


Page 44                 See Notes to Financial Statements

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.8%
            CAYMAN ISLANDS -- 1.7%
    331,000 Wasion Group Holdings Ltd.        $     235,560
                                              -------------
            FRANCE -- 9.0%
      5,057 Alstom S.A.                             138,082
     12,164 Schneider Electric S.A.               1,078,366
                                              -------------
                                                  1,216,448
                                              -------------
            GERMANY -- 4.9%
        276 PSI AG fuer Produkte und Systeme
              der Informationstechnologie             5,148
      2,035 Siemens AG                              273,905
      7,397 SMA Solar Technology AG                 392,336
                                              -------------
                                                    671,389
                                              -------------
            IRELAND -- 2.0%
      3,640 Eaton Corp. PLC                         273,437
                                              -------------
            ITALY -- 7.7%
     42,028 Prysmian S.p.A.                       1,045,677
                                              -------------
            JAPAN -- 3.6%
      6,000 NGK Insulators Ltd.                     124,982
     16,000 Osaki Electric Co., Ltd.                 92,545
     63,000 TOSHIBA Corp.                           266,734
                                              -------------
                                                    484,261
                                              -------------
            SPAIN -- 8.4%
     13,965 Red Electrica Corp. S.A.              1,135,100
                                              -------------
            SWITZERLAND -- 8.1%
     42,603 ABB Ltd.                              1,098,748
                                              -------------
            UNITED KINGDOM -- 2.9%
     25,085 Melrose Industries PLC                  124,164
     19,446 National Grid PLC                       266,486
                                              -------------
                                                    390,650
                                              -------------
            UNITED STATES -- 51.5%
     19,822 Advanced Energy Industries,
               Inc. (b)                             485,639
     37,282 American Superconductor
               Corp. (b) (c)                         60,024
        598 AZZ, Inc.                                26,719
      9,520 Badger Meter, Inc.                      524,552
        606 Digi International, Inc. (b)              6,151
     20,633 Echelon Corp. (b)                        57,360
     18,922 EnerNOC, Inc. (b)                       421,582
      7,767 Enphase Energy, Inc. (b) (c)             57,165
     15,176 ESCO Technologies, Inc.                 534,043
     17,671 General Cable Corp.                     452,554
     10,677 General Electric Co.                    276,428
      2,880 Honeywell International, Inc.           267,149
      1,219 Hubbell, Inc., Class B                  146,122
     15,904 ITC Holdings Corp.                      594,014
     15,540 Itron, Inc. (b)                         552,292
      5,505 Johnson Controls, Inc.                  260,497
      1,412 MasTec, Inc. (b)                         61,337
     15,035 MYR Group, Inc. (b)                     380,686
     17,888 Pike Corp. (b)                          192,475
     14,138 PowerSecure International,
               Inc. (b)                             331,395
     30,895 Quanta Services, Inc. (b)             1,140,025

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            UNITED STATES (CONTINUED)
        578 Valmont Industries, Inc.          $      86,029
        914 WESCO International, Inc. (b)            76,063
                                              -------------
                                                  6,990,301
                                              -------------
            TOTAL COMMON STOCKS -- 99.8%         13,541,571
            (Cost $10,706,525)

            MONEY MARKET FUNDS -- 0.7%
     90,066 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (d) (e)                        90,066
            (Cost $90,066)                    -------------

            TOTAL INVESTMENTS -- 100.5%          13,631,637
            (Cost $10,796,591) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- (0.5)%                (68,513)
                                              -------------
            NET ASSETS -- 100.0%              $  13,563,124
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $87,075 and the total value of the collateral held by the Fund is $90,066.

(d)   Interest rate shown reflects yield as of March 31, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $3,377,083 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $542,037.


                        See Notes to Financial Statements                Page 45

FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

MARCH 31, 2014 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1      LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*        $13,541,571   $       --   $        --
Money Market
   Funds                   90,066           --            --
                     ---------------------------------------
Total Investments     $13,631,637   $       --   $        --
                     =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.

-----------------------------------------------------------

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
-----------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $      87,075
Non-cash Collateral(2)                              (87,075)
                                              -------------
Net Amount                                    $          --
                                              =============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At March 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.


                                                   % OF
INDUSTRY                                        NET ASSETS
------------------------------------------------------------
Electrical Equipment                              34.7%
Construction & Engineering                        13.1
Electric Utilities                                12.7
Electronic Equipment, Instruments & Components    10.8
Semiconductors & Semiconductor Equipment           6.5
Machinery                                          6.4
Industrial Conglomerates                           6.0
Commercial Services & Supplies                     3.1
Aerospace & Defense                                2.0
Multi-Utilities                                    2.0
Auto Components                                    1.9
Money Market Funds                                 0.7
Trading Companies & Distributors                   0.6
Communications Equipment                           0.0**
Software                                           0.0**
------------------------------------------------------------
TOTAL INVESTMENTS                                100.5
NET OTHER ASSETS AND LIABILITIES                  (0.5)
                                                -------
TOTAL                                            100.0%
                                                =======

**Amount is less than 0.1%.


Page 46                See Notes to Financial Statements

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 97.6%
            AUSTRALIA -- 4.1%
    272,571 Aditya Birla Minerals Ltd.
               (b) (c)                        $      74,571
    327,160 OZ Minerals Ltd.                      1,080,137
                                              -------------
                                                  1,154,708
                                              -------------
            CANADA -- 36.6%
    475,205 Capstone Mining Corp. (b)             1,255,178
    399,865 Copper Mountain Mining Corp. (b)        777,666
    115,995 First Quantum Minerals Ltd.           2,143,625
    145,282 HudBay Minerals, Inc.                 1,134,133
     73,582 Imperial Metals Corp. (b)               946,482
    460,843 Katanga Mining Ltd. (b)                 170,914
    285,323 Lundin Mining Corp. (b)               1,311,118
    736,303 Northern Dynasty Minerals
               Ltd. (b)                             721,577
    369,058 Taseko Mines Ltd. (b)                   727,044
    365,453 Turquoise Hill Resources
               Ltd. (b)                           1,223,135
                                              -------------
                                                 10,410,872
                                              -------------
            CHINA -- 4.8%
    813,488 Jiangxi Copper Co., Ltd.,
               Class H                            1,367,612
                                              -------------
            PERU -- 0.9%
     12,704 Sociedad Minera Cerro Verde
               S.A.A. (b)                           247,728
                                              -------------
            POLAND -- 4.9%
     38,790 KGHM Polska Miedz S.A.                1,396,994
                                              -------------
            RUSSIA -- 4.6%
     78,606 MMC Norilsk Nickel OJSC, ADR          1,307,218
                                              -------------
            SOUTH AFRICA -- 0.8%
     21,699 Palabora Mining Co., Ltd.
               (b) (c)                              238,982
                                              -------------
            TURKEY -- 2.4%
    411,278 Park Elektrik Uretim Madencilik
               Sanayi ve Ticaret A.S. (b)           676,589
                                              -------------
            UNITED KINGDOM -- 23.7%
    141,851 Antofagasta PLC                       1,975,835
    279,673 Kazakhmys PLC                         1,231,376
     38,310 Rio Tinto PLC, ADR                    2,138,848
     92,463 Vedanta Resources PLC                 1,390,421
                                              -------------
                                                  6,736,480
                                              -------------
            UNITED STATES -- 14.8%
     64,505 Freeport-McMoRan Copper &
               Gold, Inc.                         2,133,180
     71,506 Southern Copper Corp.                 2,081,540
                                              -------------
                                                  4,214,720
                                              -------------
            TOTAL INVESTMENTS -- 97.6%           27,751,903
            (Cost $38,998,122) (d)
            NET OTHER ASSETS AND
               LIABILITIES -- 2.4%                  675,237
                                              -------------
            NET ASSETS -- 100.0%              $  28,427,140
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) This security is fair valued in accordance with procedures adopted by the Trust's Board of Trustees and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2014, securities noted as such amounted to $313,553 or 1.10% of net assets.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $101,844 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $11,348,063.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

                       TOTAL
                     VALUE AT
INVESTMENTS          3/31/2014     LEVEL 1      LEVEL 2     LEVEL 3
---------------------------------------------------------------------
Common Stocks:
 Australia          $ 1,154,708  $ 1,080,137  $    74,571  $       --
 Canada              10,410,872   10,410,872           --          --
 China                1,367,612    1,367,612           --          --
 Peru                   247,728      247,728           --          --
 Poland               1,396,994    1,396,994           --          --
 Russia               1,307,218    1,307,218           --          --
 South Africa           238,982           --           --     238,982
 Turkey                 676,589      676,589           --          --
 United Kingdom       6,736,480    6,736,480           --          --
 United States        4,214,720    4,214,720           --          --
---------------------------------------------------------------------
Total Investments   $27,751,903  $27,438,350  $    74,571  $  238,982
                    =================================================

                        See Notes to Financial Statements                Page 47

FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)

MARCH 31, 2014 (UNAUDITED)

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2014, the Fund transferred common stock valued at $74,571 from Level 1 to Level 2 of the fair value hierarchy. The common stock that transferred from Level 1 to Level 2 did so as a result of a lack of trading volume on the primary exchange. The Fund also transferred common stock valued at $238,982 from Level 1 to Level 3 of the fair value hierarchy. The common stock that transferred from Level 1 to Level 3 did so as a result of trading suspension on the primary exchange.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the period:


INVESTMENTS IN SECURITIES             COMMON STOCKS
----------------------------------------------------
BALANCE AS OF SEPTEMBER 30, 2013         $        --
  Change in Unrealized Appreciation /
     (Depreciation)                               --
  Gross Purchases                                 --
  Gross Sales                                     --
  Realized Gain / (Loss)                          --
  Tranfers In / (Out)                        238,982
                                         -----------
BALANCE AS OF MARCH 31, 2014             $   238,982
                                         ===========

Net change in unrealized gain (loss) attributable to assets still held as of March 31, 2014 was $23,819.

                                             % OF
INDUSTRY                                  NET ASSETS
----------------------------------------------------
Metals & Mining                             97.6%
----------------------------------------------------
TOTAL INVESTMENTS                           97.6
NET OTHER ASSETS AND LIABILITIES             2.4
                                           ------
TOTAL                                      100.0%
                                           ======


Page 48               See Notes to Financial Statements

FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

HARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
           COMMON STOCKS (a) -- 99.1%
           BERMUDA -- 4.5%
   811,944 Aquarius Platinum Ltd. (b)         $     480,536
                                              -------------
           CANADA -- 14.1%
 6,345,025 Eastern Platinum Ltd. (b)                459,161
 1,056,075 North American Palladium
              Ltd. (b)                              506,916
   411,261 Platinum Group Metals Ltd. (b)           412,935
    94,451 PolyMet Mining Corp. (b)                 129,398
                                              -------------
                                                  1,508,410
                                              -------------
           CHINA -- 4.7%
 3,756,250 Xinjiang Xinxin Mining Industry
              Co., Ltd., Class H (b)                503,642
                                              -------------
           GUERNSEY -- 0.9%
    15,453 Zimplats Holdings Ltd. (b)                97,452
                                              -------------
           HONG KONG -- 4.9%
 2,495,042 MMG Ltd. (b)                             517,891
                                              -------------
           JAPAN -- 3.5%
    15,200 Furuya Metal Co., Ltd.                   371,256
                                              -------------
           RUSSIA -- 9.0%
    57,493 MMC Norilsk Nickel OJSC, ADR             956,109
                                              -------------
           SOUTH AFRICA -- 35.5%
    48,849 African Rainbow Minerals Ltd.            967,886
    11,175 Anglo American Platinum Ltd. (b)         502,758
    85,048 Impala Platinum Holdings Ltd.            969,392
   125,607 Northam Platinum Ltd. (b)                464,464
    82,866 Royal Bafokeng Platinum Ltd. (b)         513,584
 5,069,018 Wesizwe Platinum Ltd. (b)                375,554
                                              -------------
                                                  3,793,638
                                              -------------
           UNITED KINGDOM -- 17.7%
    18,067 Johnson Matthey PLC                      985,232
   190,710 Lonmin PLC (b)                           909,308
                                              -------------
                                                  1,894,540
                                              -------------
           UNITED STATES -- 4.3%
    30,831 Stillwater Mining Co. (b)                456,607
                                              -------------
           TOTAL COMMON STOCKS -- 99.1%          10,580,081
           (Cost $11,629,875)

           RIGHTS -- 0.1%
           SOUTH AFRICA -- 0.1%
     6,795 Royal Bafokeng Platinum Ltd.,
           expiring 04/11/14 (b)                      6,641
           (Cost $0)                          -------------

           TOTAL INVESTMENTS -- 99.2%            10,586,722
           (Cost $11,629,875) (c)
           NET OTHER ASSETS AND
              LIABILITIES -- 0.8%                    90,723
                                              -------------
                 NET ASSETS -- 100.0%         $  10,677,445
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $568,513 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $1,611,666.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows(see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1      LEVEL 2         LEVEL 3
-------------------------------------------------------------
Common Stocks*        $10,580,081    $    --        $      --
Rights*                     6,641         --               --
                     ----------------------------------------
Total Investments     $10,586,722    $    --        $      --
                     ========================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. As of March 31, 2014, the Fund transferred $97,452 from Level 2 to Level 1 of the fair value hierarchy. The common stock that transferred from Level 2 to Level 1 did so because it previously lacked trading volume on the primary exchange but is now being priced on the primary exchange.

                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Metals & Mining                                    86.5%
Chemicals                                           9.2
Semiconductors & Semiconductor Equipment            3.5
-----------------------------------------------------------
TOTAL INVESTMENTS                                  99.2
NET OTHER ASSETS AND LIABILITIES                    0.8
                                                 -------
TOTAL                                             100.0%
                                                 =======


                        See Notes to Financial Statements                Page 49

First Trust BICK Index Fund (BICK)

Portfolio of Investments
March 31, 2014 (Unaudited)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            Common Stocks (a) - 96.6%
            Brazil - 23.3%
     23,096 Ambev S.A., ADR                   $     171,141
     14,355 Banco Bradesco S.A., ADR                196,233
     20,047 Banco do Brasil S.A.                    200,470
     34,054 Banco Santander Brasil S.A., ADR        189,681
     16,884 BB Seguridade Participacoes S.A.        185,359
     38,579 BM&F BOVESPA S.A.                       191,450
      8,623 BRF S.A.                                172,650
     23,503 CCR S.A.                                179,095
     18,611 Cia de Saneamento Basico do
               Estado de Sao Paulo, ADR             172,338
      5,633 Cielo S.A.                              178,598
     28,891 Companhia Energetica de Minas
               Gerais, ADR                          196,459
     39,038 Companhia Siderurgica Nacional
               S.A., ADR                            170,206
      4,821 Embraer S.A., ADR                       171,097
     26,543 Gerdau S.A., ADR                        170,141
     12,970 Itau Unibanco Holding S.A., ADR         192,734
      8,564 Kroton Educacional S.A.                 185,924
     10,681 Natura Cosmeticos S.A.                  178,833
     15,434 Petroleo Brasileiro S.A., ADR           202,957
      8,661 Telefonica Brasil S.A., ADR             183,960
      6,711 Tim Participacoes S.A., ADR             174,217
      7,546 Ultrapar Participacoes S.A.             181,417
     12,815 Vale S.A., ADR                          177,231
                                              -------------
                                                  4,022,191
                                              -------------
            Cayman Islands - 8.8%
        997 Baidu, Inc., ADR (b)                    151,923
      3,197 Ctrip.com International Ltd.,
               ADR (b)                              161,193
      2,459 NetEase, Inc., ADR                      165,491
      1,409 Qihoo 360 Technology Co., Ltd.,
               ADR (b)                              140,308
      2,478 SINA Corp. (b)                          149,696
      1,924 SouFun Holdings Ltd., ADR               131,640
      2,245 Tencent Holdings Ltd.                   156,150
      1,061 Vipshop Holdings Ltd., ADR (b)          158,407
      5,489 Youku Tudou, Inc., ADR (b)              153,911
      1,966 YY, Inc. ADR (b)                        150,124
                                              -------------
                                                  1,518,843
                                              -------------
            China - 13.4%
    398,152 Agricultural Bank of China Ltd.,
               Class H                              173,500
     46,824 Anhui Conch Cement Co., Ltd.,
               Class H                              200,722
    400,111 Bank of China Ltd., Class H             177,449
    247,252 China Construction Bank Corp.,
               Class H                              173,091
     61,837 China Life Insurance Co., Ltd.,
               Class H                              174,992
     99,525 China Merchants Bank Co., Ltd.,
               Class H                              180,406
    171,938 China Minsheng Banking Corp.,
               Ltd., Class H                        172,459


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            CHINA (CONTINUED)
    188,619 China Petroleum & Chemical
               Corp., Class H                 $     168,764
     63,024 China Shenhua Energy Co., Ltd.,
               Class H                              182,007
     38,638 Great Wall Motor Co., Ltd.,
               Class H                              193,775
    280,394 Industrial & Commercial Bank of
               China Ltd., Class H                  172,433
    162,703 PetroChina Co., Ltd., Class H           177,250
     20,665 Ping An Insurance (Group) Co.
               of China Ltd., Class H               171,309
                                              -------------
                                                  2,318,157
                                              -------------
            Hong Kong - 1.9%
    106,597 CNOOC Ltd.                              160,243
    150,776 Lenovo Group Ltd.                       166,589
                                              -------------
                                                    326,832
                                              -------------
            India - 19.5%
     13,129 Axis Bank Ltd., GDR                     321,661
      6,279 Dr. Reddy's Laboratories Ltd.,
               ADR                                  275,648
      7,521 HDFC Bank Ltd., ADR                     308,587
      7,061 ICICI Bank Ltd., ADR                    309,272
      5,201 Infosys Ltd., ADR                       281,790
     14,114 Larsen & Toubro Ltd., GDR               300,628
      9,900 Reliance Industries Ltd., GDR           306,900
     25,795 Sesa Sterlite Ltd., ADR                 320,374
      5,362 State Bank of India, GDR                341,023
      8,740 Tata Motors Ltd., ADR                   309,483
     22,225 Wipro Ltd., ADR                         297,815
                                              -------------
                                                  3,373,181
                                              -------------
            Jersey - 1.6%
     15,300 WNS Holdings Ltd., ADR (b)              275,400

            Mauritius - 1.9%
     12,116 MakeMyTrip Ltd. (b)                     328,101

            South Korea - 24.3%
      4,088 Celltrion, Inc. (c)                     168,991
      5,790 Daewoo Shipbuilding & Marine
               Engineering Co., Ltd.                174,062
      4,429 Hana Financial Group, Inc.              161,856
        850 Hyundai Heavy Industries Co.,
               Ltd.                                 168,491
        580 Hyundai Mobis                           171,638
        750 Hyundai Motor Co.                       176,852
      2,654 Hyundai Steel Co.                       171,539
      4,666 KB Financial Group, Inc.                163,285
      3,128 Kia Motors Corp.                        174,259
        717 LG Chem Ltd.                            171,091
      7,280 LG Display Co., Ltd. (b)                182,265
      2,891 LG Electronics, Inc.                    176,266
        973 Lotte Chemical Corp.                    171,848
        212 NAVER Corp.                             154,153
        799 NCsoft Corp.                            163,636
        894 OCI Co., Ltd. (b)                       149,077
        620 POSCO                                   172,408
      2,940 Samsung C&T Corp.                       170,415
        135 Samsung Electronics Co., Ltd.           170,327
      5,710 Samsung Heavy Industries Co.,
               Ltd.                                 170,852


Page 50                 See Notes to Financial Statements

First Trust BICK Index Fund (BICK)

March 31, 2014 (Unaudited)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) (CONTINUED)
            SOUTH KOREA (CONTINUED)
      1,141 Samsung SDI Co., Ltd.             $     172,578
      3,949 Shinhan Financial Group Co., Ltd.       174,365
      4,520 SK Hynix, Inc. (b)                      152,868
      1,331 SK Innovation Co., Ltd.                 152,550
      7,322 SK Telecom Co., Ltd., ADR               165,258
                                              -------------
                                                  4,200,930
                                              -------------
            United Kingdom - 1.9%
     21,221 Vedanta Resources PLC                   319,113
                                              -------------
            Total Common Stocks - 96.6%          16,682,748
            (Cost $17,285,358)                -------------

            Preferred Stocks - 3.2%
            Brazil - 3.2%
      4,045 Cia Brasileira de Distribuicao
               Grupo PAO de Acucar                  176,900
     47,152 Itausa-Investimentos Itau S.A.          191,808
     41,826 Usinas Siderurgicas de Minas
               Gerais S.A. (b)                      188,024
                                              -------------

            Total Preferred Stocks - 3.2%           556,732
            (Cost $508,548)                   -------------

            Total Investments - 99.8%            17,239,480
            (Cost $17,793,906) (d)
            Net Other Assets and
               Liabilities - 0.2%                    31,526
                                              -------------
            Net Assets - 100.0%               $  17,271,006
                                              =============


(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c)   Non-income producing security which pays in-kind distributions.

(d) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $1,920,430 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $2,474,856.

ADR   - American Depositary Receipt

GDR   - Global Depositary Receipt

-----------------------------
Valuation Inputs

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs

INVESTMENTS             LEVEL 1       LEVEL 2     LEVEL 3
-----------------------------------------------------------
Common Stocks*      $16,682,748      $       -     $      -
Preferred Stocks*       556,732              -            -
                    ---------------------------------------
Total Investments   $17,239,480      $       -     $      -
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.

                        See Notes to Financial Statements                Page 51

First Trust BICK Index Fund (BICK)

March 31, 2014 (Unaudited)


                                                    % OF
INDUSTRY                                         NET ASSETS
-----------------------------------------------------------
Banks                                              22.0%
Metals & Mining                                     9.8
Oil, Gas & Consumable Fuels                         8.9
Internet Software & Services                        7.8
IT Services                                         6.0
Automobiles                                         4.9
Internet & Catalog Retail                           3.7
Insurance                                           3.1
Machinery                                           3.0
Chemicals                                           2.8
Pharmaceuticals                                     2.6
Electronic Equipment, Instruments & Components      2.1
Wireless Telecommunication Services                 2.0
Semiconductors & Semiconductor Equipment            1.9
Construction & Engineering                          1.7
Construction Materials                              1.2
Electric Utilities                                  1.1
Diversified Financial Services                      1.1
Diversified Consumer Services                       1.1
Diversified Telecommunication Services              1.1
Transportation Infrastructure                       1.0
Personal Products                                   1.0
Food & Staples Retailing                            1.0
Household Durables                                  1.0
Food Products                                       1.0
Water Utilities                                     1.0
Auto Components                                     1.0
Beverages                                           1.0
Aerospace & Defense                                 1.0
Trading Companies & Distributors                    1.0
Technology Hardware, Storage & Peripherals          1.0
Software                                            0.9
--------------------------------------------------------
TOTAL INVESTMENTS                                  99.8
NET OTHER ASSETS AND LIABILITIES                    0.2
--------------------------------------------------------
Total                                             100.0%
                                                 =======


Page 52                 See Notes to Financial Statements

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 99.8%
            BERMUDA -- 1.5%
     10,297 Marvell Technology Group Ltd.     $     162,178
                                              -------------
            CANADA -- 5.7%
     31,487 BlackBerry Ltd. (b) (c)                 254,415
     32,097 Celestica, Inc. (c)                     351,462
                                              -------------
                                                    605,877
                                              -------------
            CAYMAN ISLANDS -- 3.0%
    584,853 FIH Mobile Ltd. (c)                     322,719
                                              -------------
            CHINA -- 2.8%
     23,946 BYD Co., Ltd., Class H (b) (c)          148,032
     74,378 ZTE Corp., Class H (c)                  144,412
                                              -------------
                                                    292,444
                                              -------------
            FINLAND -- 2.9%
     41,539 Nokia Oyj, ADR (c)                      304,896
                                              -------------
            FRANCE -- 2.8%
     36,784 Alcatel-Lucent, ADR (c)                 143,458
      5,586 Orange                                   82,497
      2,446 Vivendi S.A.                             68,136
                                              -------------
                                                    294,091
                                              -------------
            GERMANY -- 0.6%
      4,120 Deutsche Telekom AG                      66,579
                                              -------------
            GUERNSEY -- 1.6%
      3,539 Amdocs Ltd.                             164,422
                                              -------------
            HONG KONG -- 0.6%
      7,426 China Mobile Ltd.                        67,975
                                              -------------
            ITALY -- 0.7%
     61,519 Telecom Italia S.p.A.                    72,548
                                              -------------
            JAPAN -- 9.6%
      1,134 KDDI Corp.                               65,657
      7,000 KYOCERA Corp.                           315,565
      4,200 NTT DOCOMO, Inc.                         66,246
        900 SoftBank Corp.                           68,013
     18,100 SONY Corp.                              345,814
     37,000 TOSHIBA Corp.                           156,654
                                              -------------
                                                  1,017,949
                                              -------------
            NETHERLANDS -- 3.1%
      1,399 Gemalto N.V.                            162,937
     17,352 STMicroelectronics N.V.                 160,738
                                              -------------
                                                    323,675
                                              -------------
            RUSSIA -- 0.7%
      4,063 Mobile TeleSystems, ADR                  71,062
                                              -------------
            SINGAPORE -- 4.6%
      2,552 Avago Technologies Ltd.                 164,374
     35,181 Flextronics International
               Ltd. (c)                             325,073
                                              -------------
                                                    489,447
                                              -------------
            SOUTH KOREA -- 6.8%
      4,970 KT Corp., ADR                            69,033
      5,519 LG Electronics, Inc.                    336,496
        249 Samsung Electronics Co., Ltd.           314,160
                                              -------------
                                                    719,689
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            SPAIN -- 0.7%
      4,560 Telefonica S.A.                   $      72,150
                                              -------------
            SWEDEN -- 1.5%
     12,136 Telefonaktiebolaget LM Ericsson,
               Class B                              161,631
                                              -------------
            TAIWAN -- 9.0%
     70,146 HTC Corp.                               352,429
    298,588 Inventec Corp.                          294,151
    378,567 Wistron Corp.                           311,406
                                              -------------
                                                    957,986
                                              -------------
            UNITED KINGDOM -- 0.6%
     16,768 Vodafone Group PLC                       61,584
                                              -------------
            UNITED STATES -- 41.0%
      2,765 Agilent Technologies, Inc.              154,619
      4,336 Altera Corp.                            157,137
      3,098 Analog Devices, Inc.                    164,628
        598 Apple, Inc.                             320,971
      2,191 AT&T, Inc.                               76,838
     13,208 Benchmark Electronics, Inc. (c)         299,161
      5,297 Broadcom Corp., Class A                 166,750
      8,708 CEVA, Inc. (c)                          152,912
      6,408 Ciena Corp. (c)                         145,718
      2,074 Crown Castle International
               Corp.                                153,020
        130 Google, Inc., Class A (c)               144,886
      4,813 Maxim Integrated Products, Inc.         159,407
      6,508 Micron Technology, Inc. (c)             153,979
      2,378 Motorola Solutions, Inc.                152,882
      9,116 OmniVision Technologies,
               Inc. (c)                             161,353
      2,091 QUALCOMM, Inc.                          164,896
     22,236 RF Micro Devices, Inc. (c)              175,220
     18,565 Sanmina Corp. (c)                       323,959
      1,654 SBA Communications Corp.,
               Class A (c)                          150,448
      4,440 Skyworks Solutions, Inc. (c)            166,589
      8,006 Sprint Corp. (c)                         73,575
      2,421 Synaptics, Inc. (c)                     145,308
      3,502 Texas Instruments, Inc.                 165,119
     12,862 TriQuint Semiconductor, Inc. (c)        172,222
      1,471 Verizon Communications, Inc.             69,975
      3,016 Xilinx, Inc.                            163,678
                                              -------------
                                                  4,335,250
                                              -------------
            TOTAL COMMON STOCKS -- 99.8%         10,564,152
            (Cost $8,835,672)

            MONEY MARKET FUNDS -- 2.6%
    270,945 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (d) (e)                       270,945
            (Cost $270,945)                   -------------


                        See Notes to Financial Statements                Page 53

FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

MARCH 31, 2014 (UNAUDITED)

            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 102.4%       $  10,835,097
            (Cost $9,106,617) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- (2.4)%               (249,724)
                                              -------------
            NET ASSETS -- 100.0%              $  10,585,373
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $260,288 and the total value of the collateral held by the Fund is $270,945.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of March 31, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $2,163,288 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $434,808.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*        $10,564,152   $       --    $       --
Money Market Funds        270,945           --            --
                     ---------------------------------------
Total Investments     $10,835,097   $       --    $       --
                     =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
   Statements of Assets and Liabilities(1)    $      260,288
Non-cash Collateral(2)                              (260,288)
                                              --------------
Net Amount                                    $           --
                                              ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At March 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                                                    % OF
INDUSTRY                                         NET ASSETS
------------------------------------------------------------
Semiconductors & Semiconductor Equipment           27.4%
Electronic Equipment, Instruments & Components     18.3
Technology Hardware, Storage & Peripherals         17.4
Communications Equipment                            8.6
Household Durables                                  6.4
Wireless Telecommunication Services                 5.9
Diversified Telecommunication Services              5.5
Money Market Funds                                  2.6
IT Services                                         1.6
Software                                            1.5
Industrial Conglomerates                            1.5
Life Sciences Tools & Services                      1.5
Real Estate Investment Trusts                       1.4
Automobiles                                         1.4
Internet Software & Services                        1.4
------------------------------------------------------------
TOTAL INVESTMENTS                                 102.4
NET OTHER ASSETS AND LIABILITIES                   (2.4)
                                                 -------
TOTAL                                             100.0%
                                                 =======


Page 54                 See Notes to Financial Statements

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 91.8%
            BERMUDA -- 1.1%
    426,291 Brilliance China Automotive
               Holdings Ltd.                  $     651,816
                                              -------------
            CAYMAN ISLANDS -- 0.7%
    735,000 Geely Automobile Holdings Ltd.          289,016
      4,139 Kolao Holdings                           96,245
                                              -------------
                                                    385,261
                                              -------------
            CHINA -- 3.7%
    132,000 AviChina Industry & Technology
               Co., Ltd., Class H                    73,517
     92,077 BYD Co., Ltd., Class H (b) (c)          569,212
    130,998 Chongqing Changan Automobile
               Co. Ltd., Class B                    217,528
    149,737 Dongfeng Motor Group Co., Ltd.,
               Class H                              211,966
    159,627 Great Wall Motor Co., Ltd.,
               Class H                              800,553
    341,032 Guangzhou Automobile Group Co.,
               Ltd., Class H                        358,333
                                              -------------
                                                  2,231,109
                                              -------------
            FRANCE -- 5.1%
     38,926 Peugeot S.A. (b) (c)                    734,417
     23,936 Renault S.A.                          2,326,099
                                              -------------
                                                  3,060,516
                                              -------------
            GERMANY -- 12.5%
     20,528 Bayerische Motoren Werke AG           2,591,064
     51,197 Daimler AG                            4,837,784
                                              -------------
                                                  7,428,848
                                              -------------
            ITALY -- 2.8%
    135,270 Fiat S.p.A. (c)                       1,574,706
     25,649 Piaggio & C. S.p.A.                      91,872
                                              -------------
                                                  1,666,578
                                              -------------
            JAPAN -- 33.7%
     32,500 Daihatsu Motor Co., Ltd.                574,020
     88,500 Fuji Heavy Industries Ltd.            2,393,954
    133,700 Honda Motor Co., Ltd.                 4,707,318
    413,000 Mazda Motor Corp.                     1,832,621
     96,200 Mitsubishi Motors Corp.               1,006,598
    267,600 Nissan Motor Co., Ltd.                2,385,235
      7,300 Nissan Shatai Co., Ltd.                 122,286
     64,900 Suzuki Motor Corp.                    1,693,946
     83,500 Toyota Motor Corp.                    4,713,181
     43,300 Yamaha Motor Co., Ltd.                  690,098
                                              -------------
                                                 20,119,257
                                              -------------
            MALAYSIA -- 0.6%
    102,870 UMW Holdings Berhad                     345,893
                                              -------------
            SOUTH KOREA -- 7.9%
     10,401 Hyundai Motor Co.                     2,452,582
     40,083 Kia Motors Corp.                      2,233,005
      6,570 Ssangyong Motor Co. (c)                  53,945
                                              -------------
                                                  4,739,532
                                              -------------


SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            TAIWAN -- 0.8%
    106,920 China Motor Corp.                 $      95,500
    105,254 Sanyang Industrial Co., Ltd.            174,545
    133,661 Yulon Motor Co., Ltd.                   220,775
                                              -------------
                                                    490,820
                                              -------------
            UNITED STATES -- 22.9%
    310,230 Ford Motor Co.                        4,839,588
    131,890 General Motors Co.                    4,539,654
     33,999 Harley-Davidson, Inc.                 2,264,673
      9,751 Tesla Motors, Inc. (b) (c)            2,032,596
                                              -------------
                                                 13,676,511
                                              -------------
            TOTAL COMMON STOCKS -- 91.8%         54,796,141
            (Cost $48,667,574)                -------------

            PREFERRED STOCKS -- 7.9%
            GERMANY -- 7.9%
     22,686 Porsche Automobil Holding SE          2,329,325
      9,145 Volkswagen AG                         2,369,811
                                              -------------
            TOTAL PREFERRED STOCKS -- 7.9%        4,699,136
            (Cost $3,799,906)                 -------------

            MONEY MARKET FUNDS -- 4.2%
  2,541,318 Goldman Sachs Financial Square
               Treasury Instruments Fund -
               Institutional Class -
               0.001% (d) (e)                     2,541,318
            (Cost $2,541,318)                 -------------

            TOTAL INVESTMENTS -- 103.9%          62,036,595
            (Cost $55,008,798) (f)
            NET OTHER ASSETS AND
               LIABILITIES -- (3.9)%             (2,326,218)
                                              -------------
            NET ASSETS -- 100.0%              $  59,710,377
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b) All or a portion of this security is on loan. (See Note 2E - Securities Lending in the Notes to Financial Statements). The aggregate value of such securities is $2,462,262 and the total value of the collateral held by the Fund is $2,541,318.

(c)   Non-income producing security.

(d)   Interest rate shown reflects yield as of March 31, 2014.

(e)   This security serves as collateral for securities on loan.

(f) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $7,863,022 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $835,225.


                        See Notes to Financial Statements                Page 55

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

MARCH 31, 2014 (UNAUDITED)

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
------------------------------------------------------------
Common Stocks*        $54,796,141    $     --      $      --
Preferred Stocks*       4,699,136          --             --
Money Market Funds      2,541,318          --             --
                     ---------------------------------------
Total Investments     $62,036,595    $     --      $      --
                     =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.

OFFSETTING ASSETS AND LIABILITIES

The Fund's loaned securities were all subject to enforceable Securities Lending Agency Agreements. Securities lent in accordance with Securities Lending Agency Agreements on a gross basis were as follows:

SECURITIES LENDING AGENCY AGREEMENTS
------------------------------------------------------------
Total gross amount presented on the
  Statements of Assets and Liabilities(1)     $    2,462,262
Non-cash Collateral(2)                            (2,462,262)
                                              --------------
Net Amount                                    $           --
                                              ==============

(1) The amount presented on the Statements of Assets and Liabilities is not offset and is shown on a gross basis.

(2) At March 31, 2014, the value of the collateral received from each borrower exceeded the value of the related securities loaned. This amount is disclosed on the Portfolio of Investments.

                                                    % OF
INDUSTRY                                         NET ASSETS
------------------------------------------------------------
Automobiles                                         99.2%
Money Market Funds                                   4.2
Auto Components                                      0.2
Specialty Retail                                     0.2
Aerospace & Defense                                  0.1
---------------------------------------------------------
TOTAL INVESTMENTS                                  103.9
NET OTHER ASSETS AND LIABILITIES                    (3.9)
                                                  -------
TOTAL                                              100.0%
                                                  =======


Page 56                 See Notes to Financial Statements

FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

PORTFOLIO OF INVESTMENTS
MARCH 31, 2014 (UNAUDITED)

SHARES      DESCRIPTION                               VALUE
-----------------------------------------------------------
            COMMON STOCKS (a) -- 100.0%
            BELGIUM -- 0.8%
     37,567 EVS Broadcast Equipment SA        $   2,434,012
                                              -------------
            CANADA -- 3.3%
    199,826 Open Text Corp.                       9,533,699
                                              -------------
            GERMANY -- 3.0%
    108,343 SAP AG, ADR                           8,809,369
                                              -------------
            INDIA -- 0.9%
    184,226 Wipro Ltd., ADR                       2,468,628
                                              -------------
            ISRAEL -- 0.8%
     35,579 Check Point Software
               Technologies Ltd. (b)              2,406,208
                                              -------------
            UNITED STATES -- 91.2%
    128,500 Activision Blizzard, Inc.             2,626,540
     35,386 Adobe Systems, Inc. (b)               2,326,276
    192,273 Akamai Technologies, Inc. (b)        11,192,211
     22,841 Amazon.com, Inc. (b)                  7,686,453
     12,179 Apple, Inc.                           6,536,956
    545,053 Aruba Networks, Inc. (b)             10,219,744
    663,525 Brightcove, Inc. (b)                  6,522,451
     66,636 CA, Inc.                              2,063,717
    434,381 Cisco Systems, Inc.                   9,734,478
    377,327 EMC Corp.                            10,342,533
     52,082 Equinix, Inc. (b)                     9,626,837
    107,883 F5 Networks, Inc. (b)                11,503,564
    164,894 Facebook, Inc., Class A (b)           9,933,215
     32,936 Financial Engines, Inc.               1,672,490
      8,270 Google, Inc., Class A (b)             9,216,998
    252,627 Hewlett-Packard Co.                   8,175,010
    225,728 Informatica Corp. (b)                 8,528,004
     39,108 International Business Machines
               Corp.                              7,527,899
     28,695 Intuit, Inc.                          2,230,462
     47,525 j2 Global, Inc.                       2,378,626
    425,314 Juniper Networks, Inc. (b)           10,956,089
    184,388 Microsoft Corp.                       7,558,064
    221,080 NetApp, Inc.                          8,157,852
     23,844 Netflix, Inc. (b)                     8,393,803
     77,270 NetScout Systems, Inc. (b)            2,903,807
     94,122 NetSuite, Inc. (b)                    8,925,589
    264,541 Oracle Corp.                         10,822,372
    203,942 Polycom, Inc. (b)                     2,798,084
    251,738 Rackspace Hosting, Inc. (b)           8,262,041
    187,947 Red Hat, Inc. (b)                     9,957,432
    171,906 Salesforce.com, Inc. (b)              9,814,114
    214,440 Teradata Corp. (b)                   10,548,304
    365,849 TIBCO Software, Inc. (b)              7,434,052
    102,662 VMware, Inc., Class A (b)            11,089,549
  2,138,965 Zynga, Inc., Class A (b)              9,197,549
                                              -------------
                                                266,863,165
                                              -------------

            DESCRIPTION                               VALUE
-----------------------------------------------------------
            TOTAL INVESTMENTS -- 100.0%       $ 292,515,081
            (Cost $267,576,984) (c)
            NET OTHER ASSETS AND
               LIABILITIES -- 0.0%                   86,651
                                              -------------
            NET ASSETS -- 100.0%              $ 292,601,732
                                              =============

(a) Portfolio securities are categorized based upon their country of incorporation.

(b)   Non-income producing security.

(c) Aggregate cost for financial reporting purposes, which approximates the aggregate cost for federal income tax purposes. As of March 31, 2014, the aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost was $29,497,727 and the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value was $4,559,630.

ADR   - American Depositary Receipt

-----------------------------
VALUATION INPUTS

A summary of the inputs used to value the Fund's investments as of March 31, 2014 is as follows (see Note 2A - Portfolio Valuation in the Notes to Financial Statements):

Level 1 - Quoted Prices
Level 2 - Other Significant Observable Inputs
Level 3 - Significant Unobservable Inputs


INVESTMENTS             LEVEL 1       LEVEL 2      LEVEL 3
-----------------------------------------------------------
Common Stocks*       $292,515,081    $      --    $      --
                    =======================================

* See Portfolio of Investments for country breakout.

All transfers in and out of the Levels during the period are assumed to be transferred on the last day of the period at their current value. There were no transfers between Levels at March 31, 2014.

                                                  % OF
INDUSTRY                                       NET ASSETS
-----------------------------------------------------------
Software                                          39.7%
Internet Software & Services                      19.5
Communications Equipment                          16.3
Technology Hardware, Storage & Peripherals        11.4
IT Services                                        7.0
Internet & Catalog Retail                          5.5
Capital Markets                                    0.6
--------------------------------------------------------
TOTAL INVESTMENTS                                100.0
NET OTHER ASSETS AND LIABILITIES                   0.0 **
                                                 ------
TOTAL                                            100.0%
                                                 ======

** Amount is less than 0.1%.


                        See Notes to Financial Statements                Page 57

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF ASSETS AND LIABILITIES
MARCH 31, 2014 (UNAUDITED)

                                                                                                           FIRST TRUST
                                                                               FIRST TRUST               FTSE EPRA/NAREIT
                                                                            STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                             SELECT DIVIDEND               REAL ESTATE
                                                                                INDEX FUND                  INDEX FUND
                                                                                  (FDD)                       (FFR)
                                                                          ----------------------      ----------------------
ASSETS:
Investments, at value..................................................       $  113,653,027              $   96,797,786
Cash...................................................................                   --                          --
Foreign currency, at value.............................................                   --                      54,586
Receivables:
   Capital shares sold.................................................                   --                          --
   Investment securities sold..........................................              565,560                     410,362
   Dividends...........................................................              160,891                     327,228
   Reclaims............................................................               93,821                      13,381
   Interest............................................................                   --                           3
   Securities lending income...........................................                   --                          --
   From investment advisor.............................................                   --                          --
Prepaid expenses.......................................................               42,293                       4,403
                                                                              --------------              --------------
   TOTAL ASSETS........................................................          114,515,592                  97,607,749
                                                                              --------------              --------------

LIABILITIES:
Due to custodian.......................................................              640,090                      53,914
Due to custodian foreign currency......................................                4,065                          --
Due to authorized participants.........................................                   --                          --
Payables:
   Capital shares redeemed.............................................                   --                          --
   Investment securities purchased.....................................                   --                     102,367
   Investment advisory fees............................................               15,317                      21,680
   Audit and tax fees..................................................               14,356                      17,214
   Printing fees.......................................................                8,180                      12,778
   Trustees' fees......................................................                   --                         100
   Collateral for securities on loan...................................                   --                          --
   Licensing fees......................................................                   --                      28,797
Other liabilities......................................................               16,221                      24,555
                                                                              --------------              --------------
   TOTAL LIABILITIES...................................................              698,229                     261,405
                                                                              --------------              --------------

NET ASSETS.............................................................       $  113,817,363              $   97,346,344
                                                                              ==============              ==============

NET ASSETS CONSIST OF:
Paid-in capital........................................................       $  114,384,424              $   86,097,591
Par value..............................................................               79,533                      24,000
Accumulated net investment income (loss)...............................              116,024                  (1,909,806)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................          (12,971,375)                 (1,979,541)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................           12,208,757                  15,114,100
                                                                              --------------              --------------
NET ASSETS.............................................................       $  113,817,363              $   97,346,344
                                                                              ==============              ==============

NET ASSET VALUE, per share.............................................       $        14.31              $        40.56
                                                                              ==============              ==============
Number of shares outstanding (unlimited number of shares authorized,
     par value $0.01 per share)........................................            7,953,334                   2,400,002
                                                                              ==============              ==============
Investments, at cost...................................................       $  101,448,292              $   81,683,226
                                                                              ==============              ==============
Foreign currency, at cost (proceeds)...................................       $        4,180              $       54,623
                                                                              ==============              ==============
Securities on loan, at value...........................................       $           --              $           --
                                                                              ==============              ==============


Page 58                 See Notes to Financial Statements

                                                                            FIRST TRUST                       FIRST TRUST
             FIRST TRUST                    FIRST TRUST                      ISE GLOBAL                     NASDAQ(R) CLEAN
           DOW JONES GLOBAL                  ISE GLOBAL                     ENGINEERING                    EDGE(R) SMART GRID
           SELECT DIVIDEND                  WIND ENERGY                   AND CONSTRUCTION                   INFRASTRUCTURE
              INDEX FUND                     INDEX FUND                      INDEX FUND                        INDEX FUND
                (FGD)                          (FAN)                           (FLM)                             (GRID)
         --------------------           --------------------            --------------------              --------------------

            $  486,946,516                 $   99,120,930                  $   24,288,214                    $   13,631,637
                        --                             --                              --                            20,586
                   106,839                             --                           6,256                                --

                        --                             --                              --                                --
                   898,585                         94,010                              --                                --
                 1,896,176                         94,287                          69,198                             5,660
                   336,492                         52,909                          11,190                            17,532
                        32                              3                              --                                --
                        --                             --                           1,253                             1,669
                        --                             --                           4,781                             6,598
                     7,562                          4,651                           3,979                               122
            --------------                 --------------                  --------------                    --------------
               490,192,202                     99,366,790                      24,384,871                        13,683,804
            --------------                 --------------                  --------------                    --------------


                 1,452,245                         84,561                          11,924                                --
                        --                          6,509                              --                             1,180
                        --                             --                              --                                --

                        --                             --                              --                                --
                    11,768                             --                              --                                --
                   196,911                         13,901                              --                                --
                    17,214                         16,089                          16,089                            16,089
                    36,305                         11,512                           6,173                             6,270
                       151                             --                              26                                --
                        --                             --                         815,645                            90,066
                    96,513                         22,958                           5,847                             2,927
                    83,023                         12,046                           2,438                             4,148
            --------------                 --------------                  --------------                    --------------
                 1,894,130                        167,576                         858,142                           120,680
            --------------                 --------------                  --------------                    --------------

            $  488,298,072                 $   99,199,214                  $   23,526,729                    $   13,563,124
            ==============                 ==============                  ==============                    ==============


            $  439,733,222                 $  149,160,781                  $   26,518,066                    $   14,368,120
                   176,000                         82,000                           4,500                             3,500
                  (611,592)                        24,580                         (34,701)                            4,402

               (10,269,446)                   (65,237,599)                     (4,367,139)                       (3,648,303)

                59,269,888                     15,169,452                       1,406,003                         2,835,405
            --------------                 --------------                  --------------                    --------------
            $  488,298,072                 $   99,199,214                  $   23,526,729                    $   13,563,124
            ==============                 ==============                  ==============                    ==============

            $        27.74                 $        12.10                  $        52.28                    $        38.75
            ==============                 ==============                  ==============                    ==============

                17,600,002                      8,200,002                         450,002                           350,002
            ==============                 ==============                  ==============                    ==============
            $  427,711,876                 $   83,952,226                  $   22,882,090                    $   10,796,591
            ==============                 ==============                  ==============                    ==============
            $      435,345                 $           --                  $        6,258                    $           --
            ==============                 ==============                  ==============                    ==============
            $           --                 $           --                  $      775,992                    $       87,075
            ==============                 ==============                  ==============                    ==============


                        See Notes to Financial Statements                Page 59

FIRST TRUST EXCHANGE-TRADED FUND II

MARCH 31, 2014 (UNAUDITED)


                                                                                FIRST TRUST                 FIRST TRUST
                                                                                ISE GLOBAL                  ISE GLOBAL
                                                                                  COPPER                     PLATINUM
                                                                                INDEX FUND                  INDEX FUND
                                                                                   (CU)                       (PLTM)
                                                                          ----------------------      ----------------------
ASSETS:
Investments, at value..................................................       $   27,751,903              $   10,586,722
Cash...................................................................                   --                       7,379
Foreign currency, at value.............................................                   --                          --
Receivables:
   Capital shares sold.................................................                   --                          --
   Investment securities sold..........................................              802,527                     105,113
   Dividends...........................................................               42,935                          --
   Reclaims............................................................               57,336                       3,238
   Interest............................................................                   --                          --
   Securities lending income...........................................                   --                          --
   From investment advisor.............................................                   --                          --
Prepaid expenses.......................................................                   --                          --
                                                                              --------------              --------------
   TOTAL ASSETS........................................................           28,654,701                  10,702,452
                                                                              --------------              --------------

LIABILITIES:
Due to custodian.......................................................              203,700                          --
Due to custodian foreign currency......................................                6,981                       1,472
Due to authorized participants.........................................                   --                          --
Payables:
   Capital shares redeemed.............................................                   --                          --
   Investment securities purchased.....................................                   --                      17,292
   Investment advisory fees............................................               16,880                       6,243
   Audit and tax fees..................................................                   --                          --
   Printing fees.......................................................                   --                          --
   Trustees' fees......................................................                   --                          --
   Collateral for securities on loan...................................                   --                          --
   Licensing fees......................................................                   --                          --
Other liabilities......................................................                   --                          --
                                                                              --------------              --------------
   TOTAL LIABILITIES...................................................              227,561                      25,007
                                                                              --------------              --------------

NET ASSETS.............................................................       $   28,427,140              $   10,677,445
                                                                              ==============              ==============

NET ASSETS CONSIST OF:
Paid-in capital........................................................       $   78,617,666              $   22,134,324
Par value..............................................................               13,000                       8,500
Accumulated net investment income (loss)...............................             (100,845)                   (154,012)
Accumulated net realized gain (loss) on investments and
   foreign currency transactions.......................................          (38,855,624)                (10,268,252)
Net unrealized appreciation (depreciation) on investments and
   foreign currency translation........................................          (11,247,057)                 (1,043,115)
                                                                              --------------              --------------
NET ASSETS.............................................................       $   28,427,140              $   10,677,445
                                                                              ==============              ==============

NET ASSET VALUE, per share.............................................       $        21.87              $        12.56
                                                                              ==============              ==============
Number of shares outstanding (unlimited number of shares authorized,
   par value $0.01 per share)..........................................            1,300,002                     850,002
                                                                              ==============              ==============
Investments, at cost...................................................       $   38,998,122              $   11,629,875
                                                                              ==============              ==============
Foreign currency, at cost (proceeds)...................................       $       (7,140)             $       (1,477)
                                                                              ==============              ==============
Securities on loan, at value. .........................................       $           --              $           --
                                                                              ==============              ==============


Page 60                 See Notes to Financial Statements

                                            FIRST TRUST                     FIRST TRUST                       FIRST TRUST
             FIRST TRUST                     NASDAQ CEA                    NASDAQ GLOBAL                       ISE CLOUD
                 BICK                        SMARTPHONE                         AUTO                           COMPUTING
              INDEX FUND                     INDEX FUND                      INDEX FUND                        INDEX FUND
                (BICK)                         (FONE)                          (CARZ)                            (SKYY)
         --------------------           --------------------            --------------------              --------------------

            $   17,239,480                 $   10,835,097                  $   62,036,595                    $  292,515,081
                        --                             --                              --                           111,149
                        --                         15,938                              --                                --

                        --                             --                              --                         8,222,651
                   298,826                         19,160                       2,262,516                                --
                    52,716                         11,415                         235,807                            87,496
                        --                            875                          17,347                            10,923
                        --                             --                              --                                --
                        --                            996                           4,484                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
            --------------                 --------------                  --------------                    --------------
                17,591,022                     10,883,481                      64,556,749                       300,947,300
            --------------                 --------------                  --------------                    --------------


                    10,203                         20,886                          21,222                                --
                   300,431                             --                       2,248,881                             1,371
                        --                             --                              --                                13

                        --                             --                              --                                --
                        --                             --                              --                         8,218,240
                     9,382                          6,277                          34,951                           125,944
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                        270,945                       2,541,318                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
            --------------                 --------------                  --------------                    --------------
                   320,016                        298,108                       4,846,372                         8,345,568
            --------------                 --------------                  --------------                    --------------

            $   17,271,006                 $   10,585,373                  $   59,710,377                    $  292,601,732
            ==============                 ==============                  ==============                    ==============


            $   28,179,155                 $   10,845,576                  $   52,520,692                    $  266,974,630
                     7,000                          3,000                          15,000                           108,500
                   (42,684)                        12,019                         184,359                           (82,798)

               (10,317,070)                    (2,003,738)                        (45,061)                          663,305

                  (555,395)                     1,728,516                       7,035,387                        24,938,095
            --------------                 --------------                  --------------                    --------------
            $   17,271,006                 $   10,585,373                  $   59,710,377                    $  292,601,732
            ==============                 ==============                  ==============                    ==============

            $        24.67                 $        35.28                  $        39.81                    $        26.97
            ==============                 ==============                  ==============                    ==============

                   700,002                        300,002                       1,500,002                        10,850,002
            ==============                 ==============                  ==============                    ==============
            $   17,793,906                 $    9,106,617                  $   55,008,798                    $  267,576,984
            ==============                 ==============                  ==============                    ==============
            $     (300,453)                $       15,859                  $   (2,248,905)                   $       (1,369)
            ==============                 ==============                  ==============                    ==============
            $           --                 $      260,288                  $    2,462,262                    $           --
            ==============                 ==============                  ==============                    ==============


                        See Notes to Financial Statements                Page 61

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED MARCH 31, 2014 (UNAUDITED)

                                                                                                           FIRST TRUST
                                                                               FIRST TRUST               FTSE EPRA/NAREIT
                                                                            STOXX(R) EUROPEAN           DEVELOPED MARKETS
                                                                             SELECT DIVIDEND               REAL ESTATE
                                                                                INDEX FUND                  INDEX FUND
                                                                                  (FDD)                       (FFR)
                                                                          ----------------------      ----------------------
INVESTMENT INCOME:
Dividends...............................................................      $    1,393,248              $    1,649,413
Foreign tax withholding.................................................             (70,120)                    (62,979)
Interest................................................................                  11                          35
Securities lending income (net of fees).................................                  --                          --
                                                                              --------------              --------------
   Total investment income..............................................           1,323,139                   1,586,469
                                                                              --------------              --------------

EXPENSES:
Investment advisory fees................................................             162,529                     196,653
Licensing fees..........................................................              56,272                      58,999
Accounting and administration fees......................................              22,879                      41,250
Audit and tax fees......................................................              11,745                      13,529
Printing fees...........................................................              11,124                       8,742
Custodian fees..........................................................               5,722                      15,086
Listing fees............................................................               3,821                       3,821
Trustees' fees and expenses.............................................               2,748                       3,094
Transfer agent fees.....................................................               2,032                       2,458
Legal fees..............................................................               1,966                       1,377
Registration and filing fees............................................                 688                         477
Expenses previously waived or reimbursed................................                  --                          --
Other expenses..........................................................               1,131                       4,826
                                                                              --------------              --------------
   Total expenses.......................................................             282,657                     350,312
   Less fees waived and expenses reimbursed by the investment advisor...             (38,863)                    (55,332)
                                                                              --------------              --------------
   Net expenses.........................................................             243,794                     294,980
                                                                              --------------              --------------

NET INVESTMENT INCOME (LOSS)............................................           1,079,345                   1,291,489
                                                                              --------------              --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments..........................................................            (451,889)                    179,567
   In-kind redemptions..................................................                  --                   1,159,227
   Foreign currency transactions........................................             (30,562)                     (1,775)
                                                                              --------------              --------------
Net realized gain (loss)................................................            (482,451)                  1,337,019
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments..........................................................           8,712,204                     329,028
   Foreign currency translation.........................................              (1,039)                     (1,350)
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation)....................           8,711,165                     327,678
                                                                              --------------              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS).................................           8,228,714                   1,664,697
                                                                              --------------              --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
    FROM OPERATIONS.....................................................      $    9,308,059              $    2,956,186
                                                                              ==============              ==============


Page 62                 See Notes to Financial Statements

                                                                            FIRST TRUST                       FIRST TRUST
             FIRST TRUST                    FIRST TRUST                      ISE GLOBAL                     NASDAQ(R) CLEAN
           DOW JONES GLOBAL                  ISE GLOBAL                     ENGINEERING                    EDGE(R) SMART GRID
           SELECT DIVIDEND                  WIND ENERGY                   AND CONSTRUCTION                   INFRASTRUCTURE
              INDEX FUND                     INDEX FUND                      INDEX FUND                        INDEX FUND
                (FGD)                          (FAN)                           (FLM)                             (GRID)
         --------------------           --------------------            --------------------              --------------------

            $    8,235,153                 $      689,580                  $      146,060                    $       92,244
                  (486,626)                       (57,721)                        (10,248)                           (3,892)
                       122                             11                              --                                --
                        --                             --                           1,970                             4,723
            --------------                 --------------                  --------------                    --------------
                 7,748,649                        631,870                         137,782                            93,075
            --------------                 --------------                  --------------                    --------------


                   847,567                        166,729                          45,182                            25,420
                   130,235                         41,682                          11,296                             5,719
                   111,882                         23,550                           9,619                             4,769
                    13,528                         13,154                          13,154                            13,154
                    18,373                         17,566                          10,748                            11,131
                    46,105                         13,086                           3,825                             2,339
                     3,821                          4,123                           3,938                             3,970
                     6,572                          2,862                           2,268                             2,132
                    10,595                          2,084                             565                               318
                     9,228                          2,890                             296                               181
                       931                            619                             482                               477
                    65,191                             --                              --                                --
                     7,322                            511                           1,083                               322
            --------------                 --------------                  --------------                    --------------
                 1,271,350                        288,856                         102,456                            69,932
                        --                        (38,763)                        (23,387)                          (25,446)
            --------------                 --------------                  --------------                    --------------
                 1,271,350                        250,093                          79,069                            44,486
            --------------                 --------------                  --------------                    --------------

                 6,477,299                        381,777                          58,713                            48,589
            --------------                 --------------                  --------------                    --------------



                 2,570,803                     (2,899,913)                       (120,918)                          514,668
                   544,440                      1,749,444                         542,079                                --
                   (57,933)                        (9,506)                            702                              (133)
            --------------                 --------------                  --------------                    --------------
                 3,057,310                     (1,159,975)                        421,863                           514,535
            --------------                 --------------                  --------------                    --------------

                30,228,021                     12,419,182                       1,463,312                         1,231,770
                    11,357                            880                            (348)                             (229)
            --------------                 --------------                  --------------                    --------------
                30,239,378                     12,420,062                       1,462,964                         1,231,541
            --------------                 --------------                  --------------                    --------------

                33,296,688                     11,260,087                       1,884,827                         1,746,076
            --------------                 --------------                  --------------                    --------------


            $   39,773,987                 $   11,641,864                  $    1,943,540                    $    1,794,665
            ==============                 ==============                  ==============                    ==============


                        See Notes to Financial Statements                Page 63

FIRST TRUST EXCHANGE-TRADED FUND II

FOR THE SIX MONTHS ENDED MARCH 31, 2014 (UNAUDITED)

                                                                                FIRST TRUST                 FIRST TRUST
                                                                                ISE GLOBAL                  ISE GLOBAL
                                                                                  COPPER                     PLATINUM
                                                                                INDEX FUND                  INDEX FUND
                                                                                   (CU)                       (PLTM)
                                                                          ----------------------      ----------------------
INVESTMENT INCOME:
Dividends...............................................................      $      236,106              $       57,097
Foreign tax withholding.................................................             (11,063)                     (7,846)
Interest................................................................                  --                          --
Securities lending income (net of fees).................................                  --                          --
                                                                              --------------              --------------
   Total investment income..............................................             225,043                      49,251
                                                                              --------------              --------------

EXPENSES:
Investment advisory fees................................................             108,035 (a)                  38,657 (a)
Licensing fees..........................................................                  --                          --
Accounting and administration fees......................................                  --                          --
Audit and tax fees......................................................                  --                          --
Printing fees...........................................................                  --                          --
Custodian fees..........................................................                  --                          --
Listing fees............................................................                  --                          --
Trustees' fees and expenses.............................................                  --                          --
Transfer agent fees.....................................................                  --                          --
Legal fees..............................................................                  --                          --
Registration and filing fees............................................                  --                          --
Expenses previously waived or reimbursed................................                  --                          --
Other expenses..........................................................               1,870                       1,970
                                                                              --------------              --------------
   Total expenses.......................................................             109,905                      40,627
   Less fees waived and expenses reimbursed by the investment advisor...                  --                          --
                                                                              --------------              --------------
   Net expenses.........................................................             109,905                      40,627
                                                                              --------------              --------------

NET INVESTMENT INCOME (LOSS)............................................             115,138                       8,624
                                                                              --------------              --------------

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments..........................................................          (7,412,725)                   (874,904)
   In-kind redemptions..................................................             321,731                      86,119
   Foreign currency transactions........................................               4,153                         689
                                                                              --------------              --------------
Net realized gain (loss)................................................          (7,086,841)                   (788,096)
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation) on:
   Investments..........................................................           6,705,849                     637,319
   Foreign currency translation.........................................              (5,561)                        150
                                                                              --------------              --------------
Net change in unrealized appreciation (depreciation)....................           6,700,288                     637,469
                                                                              --------------              --------------

NET REALIZED AND UNREALIZED GAIN (LOSS).................................            (386,553)                   (150,627)
                                                                              --------------              --------------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
   FROM OPERATIONS......................................................      $     (271,415)             $     (142,003)
                                                                              ==============              ==============

(a) Fund is subject to a unitary fee (See Note 3 in the Notes to Financial Statements).


Page 64                 See Notes to Financial Statements

                                            FIRST TRUST                     FIRST TRUST                       FIRST TRUST
             FIRST TRUST                     NASDAQ CEA                    NASDAQ GLOBAL                       ISE CLOUD
                 BICK                        SMARTPHONE                         AUTO                           COMPUTING
              INDEX FUND                     INDEX FUND                      INDEX FUND                        INDEX FUND
                (BICK)                         (FONE)                          (CARZ)                            (SKYY)
         --------------------           --------------------            --------------------              --------------------

            $      149,223                 $       86,143                  $      421,075                    $      494,594
                   (14,762)                        (2,802)                        (33,227)                           (5,888)
                        --                             --                              --                                --
                        --                          5,461                          21,357                                --
            --------------                 --------------                  --------------                    --------------
                   134,461                         88,802                         409,205                           488,706
            --------------                 --------------                  --------------                    --------------


                    59,951 (a)                     34,824  (a)                    192,281 (a)                       531,920 (a)
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
                        --                             --                              --                                --
            --------------                 --------------                  --------------                    --------------
                    59,951                         34,824                         192,281                           531,920
                        --                             --                              --                                --
            --------------                 --------------                  --------------                    --------------
                    59,951                         34,824                         192,281                           531,920
            --------------                 --------------                  --------------                    --------------

                    74,510                         53,978                         216,924                           (43,214)
            --------------                 --------------                  --------------                    --------------



                  (538,516)                       210,493                        (472,891)                         (899,784)
                    57,867                             --                         962,753                         5,653,273
                    (1,201)                        (1,263)                         (9,757)                             (584)
            --------------                 --------------                  --------------                    --------------
                  (481,850)                       209,230                         480,105                         4,752,905
            --------------                 --------------                  --------------                    --------------

                 1,178,300                        740,719                         913,588                         7,900,791
                    (1,111)                            (5)                          6,537                                (2)
            --------------                 --------------                  --------------                    --------------
                 1,177,189                        740,714                         920,125                         7,900,789
            --------------                 --------------                  --------------                    --------------

                   695,339                        949,944                       1,400,230                        12,653,694
            --------------                 --------------                  --------------                    --------------


            $      769,849                 $    1,003,922                  $    1,617,154                    $   12,610,480
            ==============                 ==============                  ==============                    ==============


                        See Notes to Financial Statements                Page 65

FIRST TRUST EXCHANGE-TRADED FUND II

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                               FIRST TRUST
                                                                                            STOXX(R) EUROPEAN
                                                                                             SELECT DIVIDEND
                                                                                                INDEX FUND
                                                                                                  (FDD)
                                                                            --------------------------------------------------

                                                                                   For the
                                                                               Six Months Ended                For the
                                                                                  3/31/2014                   Year Ended
                                                                                 (Unaudited)                  9/30/2013
                                                                            ----------------------      ----------------------

OPERATIONS:
   Net investment income (loss)............................................     $    1,079,345              $    1,716,730
   Net realized gain (loss)................................................           (482,451)                   (754,138)
   Net change in unrealized appreciation (depreciation)....................          8,711,165                   4,700,378
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
       from operations.....................................................          9,308,059                   5,662,970
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................................         (1,047,239)                 (1,669,212)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................................         47,264,115                  40,152,278
   Cost of shares redeemed.................................................                 --                  (1,941,642)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
       from shareholder transactions.......................................         47,264,115                  38,210,636
                                                                                --------------              --------------
   Total increase (decrease) in net assets.................................         55,524,935                  42,204,394

NET ASSETS:
   Beginning of period.....................................................         58,292,428                  16,088,034
                                                                                --------------              --------------
   End of period...........................................................     $  113,817,363              $   58,292,428
                                                                                ==============              ==============
   Accumulated net investment income (loss)
       at end of period....................................................     $      116,024              $       83,918
                                                                                ==============              ==============

CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period.................................          4,503,334                   1,353,334
   Shares sold.............................................................          3,450,000                   3,300,000
   Shares redeemed.........................................................                 --                    (150,000)
                                                                                --------------              --------------
   Shares outstanding, end of period.......................................          7,953,334                   4,503,334
                                                                                ==============              ==============


Page 66                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST                               FIRST TRUST
            FTSE EPRA/NAREIT                              DOW JONES                                    ISE
     DEVELOPED MARKETS REAL ESTATE                 GLOBAL SELECT DIVIDEND                      GLOBAL WIND ENERGY
               INDEX FUND                                INDEX FUND                                INDEX FUND
                 (FFR)                                      (FGD)                                     (FAN)
----------------------------------------   ---------------------------------------   ---------------------------------------

     For the                                    For the                                   For the
 Six Months Ended          For the          Six Months Ended         For the          Six Months Ended         For the
    3/31/2014             Year Ended           3/31/2014            Year Ended           3/31/2014            Year Ended
   (Unaudited)            9/30/2013           (Unaudited)           9/30/2013           (Unaudited)           9/30/2013
------------------    ------------------   ------------------   ------------------   ------------------   ------------------


 $      1,291,489      $      2,611,776     $      6,477,299     $     14,976,392     $        381,777     $        244,367
        1,337,019             6,591,675            3,057,310            1,526,749           (1,159,975)         (11,517,684)
          327,678               403,743           30,239,378           22,239,416           12,420,062           24,264,584
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        2,956,186             9,607,194           39,773,987           38,742,557           11,641,864           12,991,267
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


       (1,305,541)           (4,593,163)          (6,783,086)         (15,554,673)            (359,060)            (290,875)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


               --            17,945,519          102,133,908          148,331,410           28,173,690           32,597,140
       (3,968,170)          (19,860,513)          (5,444,386)         (19,131,020)          (4,399,107)          (2,018,008)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

       (3,968,170)           (1,914,994)          96,689,522          129,200,390           23,774,583           30,579,132
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
       (2,317,525)            3,099,037          129,680,423          152,388,274           35,057,387           43,279,524


       99,663,869            96,564,832          358,617,649          206,229,375           64,141,827           20,862,303
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     97,346,344      $     99,663,869     $    488,298,072     $    358,617,649     $     99,199,214     $     64,141,827
 ================      ================     ================     ================     ================     ================

 $     (1,909,806)     $     (1,895,754)    $       (611,592)    $       (305,805)    $         24,580     $          1,863
 ================      ================     ================     ================     ================     ================


        2,500,002             2,550,002           14,000,002            8,750,002            6,150,002            3,100,002
               --               450,000            3,800,000            6,050,000            2,450,000            3,350,000
         (100,000)             (500,000)            (200,000)            (800,000)            (400,000)            (300,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        2,400,002             2,500,002           17,600,002           14,000,002            8,200,002            6,150,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 67

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                FIRST TRUST
                                                                                                ISE GLOBAL
                                                                                       ENGINEERING AND CONSTRUCTION
                                                                                                INDEX FUND
                                                                                                   (FLM)
                                                                            --------------------------------------------------

                                                                                   For the
                                                                               Six Months Ended                For the
                                                                                  3/31/2014                   Year Ended
                                                                                 (Unaudited)                  9/30/2013
                                                                            ----------------------      ----------------------

OPERATIONS:
   Net investment income (loss)............................................     $       58,713              $      299,837
   Net realized gain (loss)................................................            421,863                    (873,823)
   Net change in unrealized appreciation (depreciation)....................          1,462,964                   4,423,998
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
       from operations.....................................................          1,943,540                   3,850,012
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................................           (104,615)                   (305,197)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................................          7,426,539                          --
   Cost of shares redeemed.................................................         (2,511,474)                 (4,362,667)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
       from shareholder transactions.......................................          4,915,065                  (4,362,667)
                                                                                --------------              --------------
   Total increase (decrease) in net assets.................................          6,753,990                    (817,852)

NET ASSETS:
   Beginning of period.....................................................         16,772,739                  17,590,591
                                                                                --------------              --------------
   End of period...........................................................     $   23,526,729              $   16,772,739
                                                                                ==============              ==============
   Accumulated net investment income (loss)
       at end of period....................................................     $      (34,701)             $       11,201
                                                                                ==============              ==============

CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period.................................            350,002                     450,002
   Shares sold.............................................................            150,000                          --
   Shares redeemed.........................................................            (50,000)                   (100,000)
                                                                                --------------              --------------
   Shares outstanding, end of period.......................................            450,002                     350,002
                                                                                ==============              ==============


Page 68                 See Notes to Financial Statements

              FIRST TRUST                                FIRST TRUST                               FIRST TRUST
        NASDAQ(R) CLEAN EDGE(R)                          ISE GLOBAL                                ISE GLOBAL
       SMART GRID INFRASTRUCTURE                           COPPER                                   PLATINUM
               INDEX FUND                                INDEX FUND                                INDEX FUND
                 (GRID)                                     (CU)                                     (PLTM)
----------------------------------------   ---------------------------------------   ---------------------------------------

     For the                                    For the                                   For the
 Six Months Ended          For the          Six Months Ended         For the          Six Months Ended         For the
    3/31/2014             Year Ended           3/31/2014            Year Ended           3/31/2014            Year Ended
   (Unaudited)            9/30/2013           (Unaudited)           9/30/2013           (Unaudited)           9/30/2013
------------------    ------------------   ------------------   ------------------   ------------------   ------------------


 $         48,589      $        170,376     $        115,138     $        909,610     $          8,624     $         37,923
          514,535              (112,362)          (7,086,841)         (10,758,179)            (788,096)          (4,003,081)
        1,231,541             2,057,965            6,700,288            1,391,860              637,469            2,481,076
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        1,794,665             2,115,979             (271,415)          (8,456,709)            (142,003)          (1,484,082)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


          (72,135)             (150,721)            (173,040)            (978,626)            (191,590)             (24,315)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


               --             1,591,536                   --            1,122,002              641,779            4,504,955
               --            (4,741,882)          (4,374,424)          (2,721,723)          (1,216,343)                  --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

               --            (3,150,346)          (4,374,424)          (1,599,721)            (574,564)           4,504,955
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
        1,722,530            (1,185,088)          (4,818,879)         (11,035,056)            (908,157)           2,996,558


       11,840,594            13,025,682           33,246,019           44,281,075           11,585,602            8,589,044
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     13,563,124      $     11,840,594     $     28,427,140     $     33,246,019     $     10,677,445     $     11,585,602
 ================      ================     ================     ================     ================     ================

 $          4,402      $         27,948     $       (100,845)    $        (42,943)    $       (154,012)    $         28,954
 ================      ================     ================     ================     ================     ================


          350,002               450,002            1,500,002            1,550,002              900,002              600,002
               --                50,000                   --               50,000               50,000              300,000
               --              (150,000)            (200,000)            (100,000)            (100,000)                  --
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          350,002               350,002            1,300,002            1,500,002              850,002              900,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 69

FIRST TRUST EXCHANGE-TRADED FUND II

                                                                                                FIRST TRUST
                                                                                                   BICK
                                                                                                INDEX FUND
                                                                                                  (BICK)
                                                                            --------------------------------------------------

                                                                                   For the
                                                                               Six Months Ended                For the
                                                                                  3/31/2014                   Year Ended
                                                                                 (Unaudited)                  9/30/2013
                                                                            ----------------------      ----------------------

OPERATIONS:
   Net investment income (loss)............................................     $       74,510              $      455,457
   Net realized gain (loss)................................................           (481,850)                 (3,063,173)
   Net change in unrealized appreciation (depreciation)....................          1,177,189                   3,179,657
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
       from operations.....................................................            769,849                     571,941
                                                                                --------------              --------------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income...................................................           (122,810)                   (456,300)
                                                                                --------------              --------------

SHAREHOLDER TRANSACTIONS:
   Proceeds from shares sold...............................................                 --                          --
   Cost of shares redeemed.................................................         (2,298,434)                (26,631,596)
                                                                                --------------              --------------
   Net increase (decrease) in net assets resulting
       from shareholder transactions.......................................         (2,298,434)                (26,631,596)
                                                                                --------------              --------------
   Total increase (decrease) in net assets.................................         (1,651,395)                (26,515,955)

NET ASSETS:
   Beginning of period.....................................................         18,922,401                  45,438,356
                                                                                --------------              --------------
   End of period...........................................................     $   17,271,006              $   18,922,401
                                                                                ==============              ==============
   Accumulated net investment income (loss)
       at end of period....................................................     $      (42,684)             $        5,616
                                                                                ==============              ==============

CHANGES IN SHARES OUSTANDING:
   Shares outstanding, beginning of period.................................            800,002                   1,900,002
   Shares sold.............................................................                 --                          --
   Shares redeemed.........................................................           (100,000)                 (1,100,000)
                                                                                --------------              --------------
   Shares outstanding, end of period.......................................            700,002                     800,002
                                                                                ==============              ==============


Page 70                 See Notes to Financial Statements

                 FIRST TRUST                               FIRST TRUST                               FIRST TRUST
                   NASDAQ                                    NASDAQ                                      ISE
               CEA SMARTPHONE                              GLOBAL AUTO                             CLOUD COMPUTING
                 INDEX FUND                                INDEX FUND                                INDEX FUND
                   (FONE)                                    (CARZ)                                    (SKYY)
----------------------------------------   ---------------------------------------   ---------------------------------------

     For the                                    For the                                   For the
 Six Months Ended          For the          Six Months Ended         For the          Six Months Ended         For the
    3/31/2014             Year Ended           3/31/2014            Year Ended           3/31/2014            Year Ended
   (Unaudited)            9/30/2013           (Unaudited)           9/30/2013           (Unaudited)           9/30/2013
------------------    ------------------   ------------------   ------------------   ------------------   ------------------


 $         53,978      $        119,964     $        216,924     $        194,959     $        (43,214)    $         41,417
          209,230              (289,365)             480,105             (348,537)           4,752,905            1,839,425
          740,714             3,802,094              920,125            6,957,922            7,900,789           18,605,016
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

        1,003,922             3,632,693            1,617,154            6,804,344           12,610,480           20,485,858
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


          (47,400)             (123,106)            (120,900)            (139,330)                  --              (12,480)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------


               --                    --           15,568,757           34,935,628          167,431,889           44,566,249
               --            (6,592,761)          (3,858,957)                  --          (10,416,342)         (18,552,069)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------

               --            (6,592,761)          11,709,800           34,935,628          157,015,547           26,014,180
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          956,522            (3,083,174)          13,206,054           41,600,642          169,626,027           46,487,558


        9,628,851            12,712,025           46,504,323            4,903,681          122,975,705           76,488,147
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
 $     10,585,373      $      9,628,851     $     59,710,377     $     46,504,323     $    292,601,732     $    122,975,705
 ================      ================     ================     ================     ================     ================

 $         12,019      $          5,441     $        184,359     $         88,335     $        (82,798)    $        (39,584)
 ================      ================     ================     ================     ================     ================


          300,002               550,002            1,200,002              200,002            5,000,002            3,850,002
               --                    --              400,000            1,000,000            6,250,000            2,050,000
               --              (250,000)            (100,000)                  --             (400,000)            (900,000)
 ----------------      ----------------     ----------------     ----------------     ----------------     ----------------
          300,002               300,002            1,500,002            1,200,002           10,850,002            5,000,002
 ================      ================     ================     ================     ================     ================


                        See Notes to Financial Statements                Page 71

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST STOXX(R) EUROPEAN SELECT DIVIDEND INDEX FUND (FDD)

                                              FOR THE
                                          SIX MONTHS ENDED    FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                             3/31/2014       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                            (UNAUDITED)      9/30/2013     9/30/2012     9/30/2011     9/30/2010     9/30/2009
                                          ----------------   ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period          $  12.94        $  11.89      $  11.63      $  13.09      $  13.81      $  15.62
                                              --------        --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.16            0.46          0.64          0.67          0.56          0.61
Net realized and unrealized gain (loss)           1.37            1.06          0.23         (1.46)        (0.73)        (1.83)
                                              --------        --------      --------      --------      --------      --------
Total from investment operations                  1.53            1.52          0.87         (0.79)        (0.17)        (1.22)
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.16)          (0.47)        (0.61)        (0.67)        (0.55)        (0.59)
                                              --------        --------      --------      --------      --------      --------
Net asset value, end of period                $  14.31        $  12.94      $  11.89      $  11.63      $  13.09      $  13.81
                                              ========        ========      ========      ========      ========      ========

TOTAL RETURN (a)                                 11.87%          13.29%         7.73%        (6.70)%       (0.95)%       (6.83)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $113,817        $ 58,292      $ 16,088      $  8,762      $  6,589      $  8,330
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (b)       0.90%         1.67%         1.93%         2.35%         3.48%
Ratio of net expenses to average net
   assets                                         0.60% (b)       0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of net investment income (loss) to
   average net assets                             2.66% (b)       5.09%         5.98%         5.09%         3.98%         5.30%
Portfolio turnover rate (c)                         35%             32%           31%           27%           54%           82%


FIRST TRUST FTSE EPRA/NAREIT DEVELOPED MARKETS REAL ESTATE INDEX FUND (FFR)

                                              FOR THE
                                          SIX MONTHS ENDED    FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                             3/31/2014       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                            (UNAUDITED)      9/30/2013     9/30/2012     9/30/2011     9/30/2010     9/30/2009
                                          ----------------   ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period          $  39.87     $     37.87      $  30.00      $  33.85      $  30.48      $  36.24
                                              --------        --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.49            0.95          0.99          1.05          1.24          0.90
Net realized and unrealized gain (loss)           0.73            2.80          7.96         (3.64)         3.84         (5.74)
                                              --------        --------      --------      --------      --------      --------
Total from investment operations                  1.22            3.75          8.95         (2.59)         5.08         (4.84)
                                              --------        --------      --------      --------      --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.53)         ( 1.75)        (1.08)        (1.26)        (1.71)        (0.91)
Net realized gains                                  --              --            --            --            --         (0.01)
                                              --------        --------      --------      --------      --------      --------
Total distributions                              (0.53)          (1.75)        (1.08)        (1.26)        (1.71)        (0.92)
                                              --------        --------      --------      --------      --------      --------
Net asset value, end of period                $  40.56     $     39.87      $  37.87      $  30.00      $  33.85      $  30.48
                                              ========        ========      ========      ========      ========      ========

TOTAL RETURN (a)                                  3.09%          10.02%        30.22%        (8.17)%       17.48%       (12.66)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 97,346        $ 99,664      $ 96,565      $ 61,508      $ 45,693      $ 15,238
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.71% (b)       0.68%         0.74%         0.86%         1.10%         2.09%
Ratio of net expenses to average net
   assets                                         0.60% (b)       0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of net investment income (loss) to
   average net assets                             2.63% (b)       2.42%         2.67%         2.29%         2.81%         4.08%
Portfolio turnover rate (c)                          5%             13%            8%           11%           11%           19%

(a) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(b)   Annualized.

(c) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 72                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST DOW JONES GLOBAL SELECT DIVIDEND INDEX FUND (FGD)

                                              FOR THE
                                          SIX MONTHS ENDED    FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                             3/31/2014       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                            (UNAUDITED)      9/30/2013     9/30/2012     9/30/2011     9/30/2010     9/30/2009
                                          ----------------   ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period          $  25.62        $  23.57      $  21.09      $  22.43      $  21.33      $  19.95
                                              --------        --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.41            1.18          1.16          1.05          0.94          0.70 (a)
Net realized and unrealized gain (loss)           2.13            2.10          2.47         (1.31)         1.17          1.37
                                              --------        --------      --------      --------      --------      --------
Total from investment operations                  2.54            3.28          3.63         (0.26)         2.11          2.07
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.42)          (1.23)        (1.15)        (1.08)        (1.01)        (0.69)
                                              --------        --------      --------      --------      --------      --------

Net asset value, end of period                $  27.74        $  25.62      $  23.57      $  21.09      $  22.43      $  21.33
                                              ========        ========      ========      ========      ========      ========

TOTAL RETURN (b)                                  9.95%          14.39%        17.58%        (1.57)%       10.33%        11.80%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $488,298        $358,618      $206,229      $ 95,940      $ 37,008      $ 28,790
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.60% (c)       0.61%         0.63%         0.74%         0.97%         2.39%
Ratio of net expenses to average net
   assets                                         0.60% (c)       0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of net investment income (loss) to
   average net assets                             3.06% (c)       5.19%         5.41%         5.21%         4.37%         4.61%
Portfolio turnover rate (d)                         30%             20%           21%           22%           51%           65%


FIRST TRUST ISE GLOBAL WIND ENERGY INDEX FUND (FAN)

                                              FOR THE
                                          SIX MONTHS ENDED    FOR THE       FOR THE       FOR THE       FOR THE       FOR THE
                                             3/31/2014       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED
                                            (UNAUDITED)      9/30/2013     9/30/2012     9/30/2011     9/30/2010     9/30/2009
                                          ----------------   ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period          $  10.43        $   6.73      $   8.13      $  10.28      $  16.27      $  19.11
                                              --------        --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.05            0.08          0.09          0.06          0.08          0.14
Net realized and unrealized gain (loss)           1.67            3.71         (1.40)        (2.15)        (5.71)        (2.88)
                                              --------        --------      --------      --------      --------      --------

Total from investment operations                  1.72            3.79         (1.31)        (2.09)        (5.63)        (2.74)
                                              --------        --------      --------      --------      --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.05)          (0.09)        (0.09)           --         (0.35)        (0.10)
Return of capital                                   --              --            --         (0.06)        (0.01)           --
                                              --------        --------      --------      --------      --------      --------

Total distributions                              (0.05)          (0.09)        (0.09)        (0.06)        (0.36)        (0.10)
                                              --------        --------      --------      --------      --------      --------
Net asset value, end of period                $  12.10        $  10.43      $   6.73      $   8.13      $  10.28      $  16.27
                                              ========        ========      ========      ========      ========      ========

TOTAL RETURN (b)                                 16.47%          56.63%       (16.14)%      (20.47)%      (35.10)%      (14.26)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 99,199        $ 64,142      $ 20,862      $ 35,347      $ 54,505      $100,850
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.69% (c)       0.84%         0.67%         0.76%         0.81%         0.95%
Ratio of net expenses to average net
   assets                                         0.60% (c)       0.60%         0.60%         0.60%         0.60%         0.60%
Ratio of net investment income (loss) to
   average net assets                             0.92% (c)       0.91%         1.12%         0.84%         0.80%         1.16%
Portfolio turnover rate (d)                         13%             19%           57%           35%           24%           30%

(a)   Per share amounts have been calculated using the average share method.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. For some periods, the total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 73

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST ISE GLOBAL ENGINEERING AND CONSTRUCTION INDEX FUND (FLM)

                                              FOR THE                                                              FOR THE PERIOD
                                          SIX MONTHS ENDED    FOR THE       FOR THE       FOR THE       FOR THE    10/13/2008 (a)
                                             3/31/2014       YEAR ENDED    YEAR ENDED    YEAR ENDED    YEAR ENDED     THROUGH
                                            (UNAUDITED)      9/30/2013     9/30/2012     9/30/2011     9/30/2010     9/30/2009
                                          ----------------   ----------    ----------    ----------    ----------    ----------
Net asset value, beginning of period          $  47.92        $  39.09      $  33.80      $  39.56      $  39.76      $  30.00
                                              --------        --------      --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.09            0.85          0.62          0.67          0.57          0.42
Net realized and unrealized gain (loss)           4.48            8.83          5.38         (5.77)        (0.25)         9.68
                                              --------        --------      --------      --------      --------      --------
Total from investment operations                  4.57            9.68          6.00         (5.10)         0.32         10.10

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.21)          (0.85)        (0.71)        (0.66)        (0.52)        (0.34)
                                              --------        --------      --------      --------      --------      --------
Net asset value, end of period                $  52.28        $  47.92      $  39.09      $  33.80      $  39.56      $  39.76
                                              ========        ========      ========      ========      ========      ========

TOTAL RETURN (b)                                  9.55%          25.04%        17.93%       (13.30)%        1.03%        33.84%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 23,527        $ 16,773      $ 17,591      $ 30,419      $ 31,644      $ 35,784
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.91% (c)       0.89%         0.71%         0.80%         0.92%         1.16% (c)
Ratio of net expenses to average net
   assets                                         0.70% (c)       0.70%         0.70%         0.70%         0.70%         0.70% (c)
Ratio of net investment income (loss) to
   average net assets                             0.52% (c)       1.77%         1.66%         1.83%         1.33%         1.84% (c)
Portfolio turnover rate (d)                          8%             24%           22%           22%           26%           19%


FIRST TRUST NASDAQ(R) CLEAN EDGE(R) SMART GRID INFRASTRUCTURE INDEX FUND (GRID)

                                              FOR THE                                                FOR THE PERIOD
                                          SIX MONTHS ENDED    FOR THE       FOR THE       FOR THE    11/16/2009 (a)
                                             3/31/2014       YEAR ENDED    YEAR ENDED    YEAR ENDED     THROUGH
                                            (UNAUDITED)      9/30/2013     9/30/2012     9/30/2011     9/30/2010
                                          ----------------   ----------    ----------    ----------    ----------
Net asset value, beginning of period          $  33.83        $  28.95      $  24.25      $  30.33      $  30.00
                                              --------        --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.14            0.48          0.26          0.25          0.11
Net realized and unrealized gain (loss)           4.99            4.82          4.76         (6.16)         0.34
                                              --------        --------      --------      --------      --------
Total from investment operations                  5.13            5.30          5.02         (5.91)         0.45
                                              --------        --------      --------      --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.21)          (0.42)        (0.32)        (0.17)        (0.11)
Return of capital                                   --              --            --            --         (0.01)
                                              --------        --------      --------      --------      --------
Total distributions                              (0.21)          (0.42)        (0.32)        (0.17)        (0.12)
                                              --------        --------      --------      --------      --------

Net asset value, end of period                $  38.75        $  33.83      $  28.95      $  24.25      $  30.33
                                              ========        ========      ========      ========      ========

TOTAL RETURN (b)                                 15.17%          18.44%        20.82%       (19.63)%        1.54%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 13,563        $ 11,841      $ 13,026      $ 18,187      $ 31,848
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         1.10% (c)       1.11%         0.79%         0.85%         0.99% (c)
Ratio of net expenses to average net
    assets                                        0.70% (c)       0.70%         0.70%         0.70%         0.70% (c)
Ratio of net investment income (loss) to
    average net assets                            0.76% (c)       1.38%         0.78%         0.71%         0.47% (c)
Portfolio turnover rate (d)                         20%             44%           46%           28%           50%

(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 74                 See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD


FIRST TRUST ISE GLOBAL COPPER INDEX FUND (CU)

                                              FOR THE                                                  FOR THE PERIOD
                                          SIX MONTHS ENDED      FOR THE       FOR THE       FOR THE     3/11/2010 (a)
                                             3/31/2014         YEAR ENDED    YEAR ENDED    YEAR ENDED     THROUGH
                                            (UNAUDITED)        9/30/2013     9/30/2012     9/30/2011     9/30/2010
                                          ----------------     ----------    ----------    ----------    ----------
Net asset value, beginning of period          $  22.16          $  28.57      $  26.31      $  33.54      $  30.00
                                              --------          --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.08              0.61          0.70          1.23          0.07
Net realized and unrealized gain (loss)          (0.24)            (6.37)          2.95        (7.88)         3.53
                                              --------          --------      --------      --------      --------
Total from investment operations                 (0.16)            (5.76)         3.65         (6.65)         3.60

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.13)            (0.65)        (1.39)        (0.58)        (0.06)
                                              --------          --------      --------      --------      --------
Net asset value, end of period                $  21.87          $  22.16      $  28.57      $  26.31      $  33.54
                                              ========          ========      ========      ========      ========

TOTAL RETURN (b)                                 (0.72)%          (20.27)%       13.82%       (20.50)%       12.08%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 28,427          $ 33,246      $ 44,281      $ 55,258      $ 25,156
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.71% (c) (d)     0.70%         0.70%         0.70%         0.70% (c)
Ratio of net expenses to average net
   assets                                         0.71% (c) (d)     0.70%         0.70%         0.70%         0.70% (c)
Ratio of net investment income (loss) to
   average net assets                             0.75% (c)         2.34%         1.79%         1.85%         0.58% (c)
Portfolio turnover rate (e)                         14%               46%           46%           41%           22%


FIRST TRUST ISE GLOBAL PLATINUM INDEX FUND (PLTM)

                                              FOR THE                                                  FOR THE PERIOD
                                          SIX MONTHS ENDED      FOR THE       FOR THE       FOR THE     3/11/2010 (a)
                                             3/31/2014         YEAR ENDED    YEAR ENDED    YEAR ENDED     THROUGH
                                            (UNAUDITED)        9/30/2013     9/30/2012     9/30/2011     9/30/2010
                                          ----------------     ----------    ----------    ----------    ----------
Net asset value, beginning of period          $  12.87          $  14.32      $  19.15      $  29.29      $  30.00
                                              --------          --------      --------      --------      --------
INCOME FROM INVESTMENT OPERAT-IONS:
Net investment income (loss)                      0.01              0.05          0.07          0.19          0.09
Net realized and unrealized gain (loss)          (0.09)            (1.47)        (4.62)       (10.27)        (0.72)
                                              --------          --------      --------      --------      --------
Total from investment operations                 (0.08)            (1.42)        (4.55)       (10.08)        (0.63)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.23)            (0.03)        (0.28)        (0.06)        (0.08)
                                              --------          --------      --------      --------      --------
Net asset value, end of period                $  12.56          $  12.87      $  14.32      $  19.15      $  29.29
                                              ========          ========      ========      ========      ========

TOTAL RETURN (b)                                 (0.65)%           (9.84)%      (24.08)%      (34.49)%       (2.06)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 00's)           $ 10,677          $ 11,586      $  8,589      $  7,660      $  7,322
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.74% (c) (d)     0.70%         0.70%         0.70%         0.70% (c)
Ratio of net expenses to average net
   assets                                         0.74% (c) (d)     0.70%         0.70%         0.70%         0.70% (c)
Ratio of net investment income (loss) to
   average net assets                             0.16% (c)         0.38%         0.50%         0.44%         0.66% (c)
Portfolio turnover rate (e)                         26%               46%           64%           41%           29%

(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Includes excise tax. If this excise tax expense was not included, the expense ratio would have been 0.70%. (e) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


                        See Notes to Financial Statements                Page 75

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST BICK INDEX FUND (BICK)

                                              FOR THE                                                  FOR THE PERIOD
                                          SIX MONTHS ENDED      FOR THE       FOR THE       FOR THE     4/12/2010 (a)
                                             3/31/2014         YEAR ENDED    YEAR ENDED    YEAR ENDED     THROUGH
                                            (UNAUDITED)        9/30/2013     9/30/2012     9/30/2011     9/30/2010
                                          ----------------     ----------    ----------    ----------    ----------
Net asset value, beginning of period          $  23.65          $  23.91      $  22.21      $  31.16      $  30.00
                                              --------          --------      --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.09              0.41          0.35          0.72          0.15
Net realized and unrealized gain (loss)           1.09             (0.26)         1.80         (8.98)         1.09
                                              --------          --------      --------      --------      --------
Total from investment operations                  1.18              0.15          2.15         (8.26)         1.24
                                              --------          --------      --------      --------      --------
DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.16)            (0.41)        (0.43)        (0.69)        (0.08)
Return of capital                                   --                --         (0.02)           --            --
                                              --------          --------      --------      --------      --------
Total distributions                              (0.16)            (0.41)        (0.45)        (0.69)        (0.08)
                                              --------          --------      --------      --------      --------
Net asset value, end of period                $  24.67          $  23.65      $  23.91      $  22.21      $  31.16
                                              ========          ========      ========      ========      ========

TOTAL RETURN (b)                                  5.04%             0.69%         9.78%       (27.18)%        4.17%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 17,271          $ 18,922      $ 45,438      $ 41,089      $ 28,043
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.64% (c)         0.64%         0.64%         0.64%         0.70% (c)
Ratio of net expenses to average net
   assets                                         0.64% (c)         0.64%         0.64%         0.64%         0.70% (c)
Ratio of net investment income (loss) to
    average net assets                            0.80% (c)         1.39%         1.46%         1.11%         1.71% (c)
Portfolio turnover rate (d)                         28%               56%           55%           96%           32%


FIRST TRUST NASDAQ CEA SMARTPHONE INDEX FUND (FONE)

                                              FOR THE                                    FOR THE PERIOD
                                          SIX MONTHS ENDED      FOR THE       FOR THE     2/17/2011 (a)
                                             3/31/2014         YEAR ENDED    YEAR ENDED     THROUGH
                                            (UNAUDITED)        9/30/2013     9/30/2012     9/30/2011
                                          ----------------     ----------    ----------    ----------
Net asset value, beginning of period          $  32.10          $  23.11      $  22.51      $  30.11
                                              --------          --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.18              0.35          0.23          0.20
Net realized and unrealized gain (loss)           3.16              8.98          0.68         (7.70)
                                              --------          --------      --------      --------
Total from investment operations                  3.34              9.33          0.91         (7.50)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.16)            (0.34)        (0.31)        (0.10)
                                              --------          --------      --------      --------
Net asset value, end of period                $  35.28          $  32.10      $  23.11      $  22.51
                                              ========          ========      ========      ========

TOTAL RETURN (b)                                 10.41%            40.61%         4.03%       (24.97)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 10,585          $  9,629      $ 12,712      $ 13,505
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (c)         0.70%         0.70%         0.70% (c)
Ratio of net expenses to average net
   assets                                         0.70% (c)         0.70%         0.70%         0.70% (c)
Ratio of net investment income (loss) to
   average net assets                             1.09% (c)         1.10%         0.89%         1.30% (c)
Portfolio turnover rate (d)                         20%               23%           35%           29%

(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.


Page 76                See Notes to Financial Statements

FIRST TRUST EXCHANGE-TRADED FUND II

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

FIRST TRUST NASDAQ GLOBAL AUTO INDEX FUND (CARZ)

                                              FOR THE                                    FOR THE PERIOD
                                          SIX MONTHS ENDED      FOR THE       FOR THE     5/9/2011 (a)
                                             3/31/2014         YEAR ENDED    YEAR ENDED     THROUGH
                                            (UNAUDITED)        9/30/2013     9/30/2012     9/30/2011
                                          ----------------     ----------    ----------    ----------
Net asset value, beginning of period          $  38.75          $  24.52      $  22.51      $  29.88
                                              --------          --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.14              0.29          0.22          0.08
Net realized and unrealized gain (loss)           1.01             14.23          1.97         (7.40)
                                              --------          --------      --------      --------
Total from investment operations                  1.15             14.52          2.19         (7.32)

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                            (0.09)            (0.29)        (0.18)        (0.05)
                                              --------          --------      --------      --------
Net asset value, end of period                $  39.81          $  38.75      $  24.52      $  22.51
                                              ========          ========      ========      ========

TOTAL RETURN (b)                                  2.94%            59.44%         9.77%       (24.55)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $ 59,710          $ 46,504      $  4,904      $  3,376
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.70% (c)         0.70%         0.70%         0.70% (c)
Ratio of net expenses to average net
   assets                                         0.70% (c)         0.70%         0.70%         0.70% (c)
Ratio of net investment income (loss) to
   average net assets                             0.79% (c)         1.20%         1.04%         0.70% (c)
Portfolio turnover rate (d)                         14%               33%           17%           16%


FIRST TRUST ISE CLOUD COMPUTING INDEX FUND (SKYY)

                                              FOR THE                                    FOR THE PERIOD
                                          SIX MONTHS ENDED      FOR THE       FOR THE     7/5/2011 (a)
                                             3/31/2014         YEAR ENDED    YEAR ENDED     THROUGH
                                            (UNAUDITED)        9/30/2013     9/30/2012     9/30/2011
                                          ----------------     ----------    ----------    ----------
Net asset value, beginning of period          $  24.60          $  19.87      $  15.93      $  20.16
                                              --------          --------      --------      --------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                      0.00 (e)          0.01         (0.01)        (0.01)
Net realized and unrealized gain (loss)           2.37              4.72          3.96         (4.22)
                                              --------          --------      --------      --------
Total from investment operations                  2.37              4.73          3.95         (4.23)
                                              --------          --------      --------      --------

DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
Net investment income                               --             (0.00) (e)       --            --
Net realized gain                                   --                --         (0.01)           --
                                              --------          --------      --------      --------
Total distributions                                 --             (0.00) (e)    (0.01)           --
                                              --------          --------      --------      --------
Net asset value, end of period                $  26.97          $  24.60      $  19.87      $  15.93
                                              ========          ========      ========      ========

TOTAL RETURN (b)                                  9.63%            23.82%        24.83%       (20.98)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's)          $292,602          $122,976      $ 76,488      $ 51,758
RATIOS TO AVERAGE NET ASSETS:
Ratio of total expenses to average net
   assets                                         0.60% (c)         0.60%         0.60%         0.60% (c)
Ratio of net expenses to average net
   assets                                         0.60% (c)         0.60%         0.60%         0.60% (c)
Ratio of net investment income (loss) to
   average net assets                            (0.05)% (c)        0.05%        (0.14)%       (0.31)% (c)
Portfolio turnover rate (d)                          5%               22%           28%            1%

(a)   Inception date.

(b) Total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividend distributions at net asset value during the period, and redemption at net asset value on the last day of the period. The returns presented do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. Total return is calculated for the time period presented and is not annualized for periods of less than a year.

(c)   Annualized.

(d) Portfolio turnover is calculated for the time period presented and is not annualized for periods of less than a year and does not include securities received or delivered from processing creations or redemptions and in-kind transactions.

(e)   Amount represents less than $0.01 per share.


                        See Notes to Financial Statements                Page 77

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)


                                1. ORGANIZATION

First Trust Exchange-Traded Fund II (the "Trust") is an open-end management investment company organized as a Massachusetts business trust on July 6, 2006, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended (the "1940 Act").

The Trust currently consists of twelve funds as follows, including the exchange on which they are listed and traded:

      First Trust STOXX(R) European Select Dividend Index Fund - (NYSE Arca,
         Inc. ("NYSE Arca") ticker "FDD")
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund -
         (NYSE Arca ticker "FFR")
      First Trust Dow Jones Global Select Dividend Index Fund - (NYSE Arca
         ticker "FGD")
      First Trust ISE Global Wind Energy Index Fund - (NYSE Arca ticker "FAN") First Trust ISE Global Engineering and Construction Index Fund - (NYSE
         Arca ticker "FLM")
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund -
         (The NASDAQ(R) Stock Market, LLC ("NASDAQ") ticker "GRID")
      First Trust ISE Global Copper Index Fund - (NASDAQ ticker "CU")
      First Trust ISE Global Platinum Index Fund - (NASDAQ ticker "PLTM")
      First Trust BICK Index Fund - (NASDAQ ticker "BICK")
      First Trust NASDAQ CEA Smartphone Index Fund - (NASDAQ ticker "FONE") First Trust NASDAQ Global Auto Index Fund - (NASDAQ ticker "CARZ")
      First Trust ISE Cloud Computing Index Fund - (NASDAQ ticker "SKYY")

Each fund represents a separate series of shares of beneficial interest in the Trust (each a "Fund" and collectively, the "Funds"). Unlike conventional mutual funds, each Fund issues and redeems shares on a continuous basis, at net asset value ("NAV"), only in large specified blocks consisting of 50,000 shares called a "Creation Unit". Creation Units are issued and redeemed principally in-kind for securities included in a Fund's relevant index. Except when aggregated in Creation Units, shares are not redeemable securities of a Fund. The investment objective of each Fund is to seek investment results that correspond generally to the price and yield (before the Fund's fees and expenses) of the following indices:


FUND                                                                        INDEX
First Trust STOXX(R) European Select Dividend Index Fund                    STOXX(R) Europe Select Dividend 30 Index
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund       FTSE EPRA/NAREIT Developed Index
First Trust Dow Jones Global Select Dividend Index Fund                     Dow Jones Global Select Dividend Index(SM)
First Trust ISE Global Wind Energy Index Fund                               ISE Global Wind Energy(TM) Index
First Trust ISE Global Engineering and Construction Index Fund              ISE Global Engineering and Construction(TM) Index
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund    NASDAQ OMX(R) Clean Edge(R) Smart Grid
                                                                               Infrastructure Index(SM)
First Trust ISE Global Copper Index Fund                                    ISE Global Copper(TM) Index
First Trust ISE Global Platinum Index Fund                                  ISE Global Platinum(TM) Index
First Trust BICK Index Fund                                                 ISE BICK(TM) Index
First Trust NASDAQ CEA Smartphone Index Fund                                NASDAQ OMX CEA Smartphone Index(SM)
First Trust NASDAQ Global Auto Index Fund                                   NASDAQ OMX Global Auto Index(SM)
First Trust ISE Cloud Computing Index Fund                                  ISE Cloud Computing(TM) Index

                       2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. PORTFOLIO VALUATION

Each Fund's NAV is determined daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), normally 4:00 p.m. Eastern time, on each day the NYSE is open for trading. If the NYSE closes early on a valuation day, the NAV is determined as of that time. Foreign securities are priced using data reflecting the earlier closing of the principal markets for those securities. The NAV is calculated by dividing the value of all assets of the Fund (including accrued interest and dividends), less all liabilities (including accrued expenses and dividends declared but unpaid), by the total number of shares outstanding.

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)

Each Fund's investments are valued daily at market value or, in the absence of market value with respect to any portfolio securities, at fair value in accordance with valuation procedures adopted by the Trust's Board of Trustees and in accordance with the 1940 Act. Market quotations and prices used to value each Fund's investments are primarily obtained from third party pricing services. All securities and other assets of each Fund initially expressed in foreign currencies will be converted to U.S. dollars using exchange rates in effect at time of valuation. Each Fund's investments are valued as follows:

      Common stocks and other equity securities listed on any national or foreign exchange (excluding NASDAQ and the London Stock Exchange Alternative Investment Market ("AIM")) are valued at the last sale price on the exchange on which they are principally traded or, for NASDAQ and AIM securities, the official closing price. Securities traded on more than one securities exchange are valued at the last sale price or official closing price, as applicable, at the close of the securities exchange representing the principal market for such securities.

      Securities traded in an over-the-counter market are valued at the mean of their most recent bid and asked price, if available, and otherwise at their closing bid price.

      Short-term investments that mature in less than 60 days when purchased are valued at amortized cost.

Certain securities may not be able to be priced by pre-established pricing methods. Such securities may be valued by the Board of Trustees or its delegate at fair value. These securities generally include, but are not limited to, restricted securities (securities which may not be publicly sold without registration under the Securities Act of 1933, as amended) for which a pricing service is unable to provide a market price; securities whose trading has been formally suspended; a security whose market price is not available from a pre-established pricing source; a security with respect to which an event has occurred that is likely to materially affect the value of the security after the market has closed but before the calculation of a Fund's NAV or make it difficult or impossible to obtain a reliable market quotation; and a security whose price, as provided by the pricing service, does not reflect the security's "fair value." As a general principle, the current "fair value" of a security would appear to be the amount which the owner might reasonably expect to receive for the security upon its current sale. The use of fair value prices by a Fund generally results in prices used by the Fund that may differ from current market quotations or official closing prices on the applicable exchange. A variety of factors may be considered in determining the fair value of such securities, including, but not limited to, the following:

      1)    the type of security;

      2)    the size of the holding;

      3)    the initial cost of the security;

      4)    transactions in comparable securities;

      5)    price quotes from dealers and/or pricing services;

      6)    relationships among various securities;

      7) information obtained by contacting the issuer, analysts, or the appropriate stock exchange;

      8)    an analysis of the issuer's financial statements; and

      9) the existence of merger proposals or tender offers that might affect the value of the security.

If the securities in question are foreign securities, the following additional information may be considered:

      1) the value of similar foreign securities traded on other foreign markets;

      2)    ADR trading of similar securities;

      3)    closed-end fund trading of similar securities;

      4)    foreign currency exchange activity;

      5) the trading prices of financial products that are tied to baskets of foreign securities;

      6)    factors relating to the event that precipitated the pricing problem;

      7)    whether the event is likely to recur; and

      8) whether the effects of the event are isolated or whether they affect entire markets, countries or regions.

In addition, differences between the prices used to calculate a Fund's NAV and the prices used by such Fund's corresponding index could result in a difference between a Fund's performance and the performance of its underlying index.

Because foreign markets may be open on different days than the days during which investors may purchase the shares of a Fund, the value of the Fund's securities may change on the days when investors are not able to purchase the shares of the Fund. The value of securities denominated in foreign currencies is converted into U.S. dollars using exchange rates determined daily as of the close of regular trading on the NYSE. Any use of a different rate from the rates used by a relevant index may adversely affect the Fund's ability to track the index.

The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)

      o Level 1 - Level 1 inputs are quoted prices in active markets for identical investments. An active market is a market in which transactions for the investment occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

      o Level 2 - Level 2 inputs are observable inputs, either directly or indirectly, and include the following:

            o     Quoted prices for similar investments in active markets.

            o Quoted prices for identical or similar investments in markets that are non-active. A non-active market is a market where there are few transactions for the investment, the prices are not current, or price quotations vary substantially either over time or among market makers, or in which little information is released publicly.

            o Inputs other than quoted prices that are observable for the investment (for example, interest rates and yield curves observable at commonly quoted intervals, volatilities, prepayment speeds, loss severities, credit risks, and default rates).

            o Inputs that are derived principally from or corroborated by observable market data by correlation or other means.

      o Level 3 - Level 3 inputs are unobservable inputs. Unobservable inputs may reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the investment.

The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments. A summary of the inputs used to value each Fund's investments as of March 31, 2014, is included with each Fund's Portfolio of Investments.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME

Securities transactions are recorded as of the trade date. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income, if any, is recorded on the accrual basis.

Distributions received from a Fund's investments in real estate investment trusts ("REITs") may be comprised of return of capital, capital gains and income. The actual character of the amounts received during the year is not known until after the REITs' fiscal year end. A Fund records the character of distributions received from the REITs during the year based on estimates available. The characterization of distributions received by a Fund may be subsequently revised based on information received from the REITs after their tax reporting periods conclude.

C. OFFSETTING ON THE STATEMENTS OF ASSETS AND LIABILITIES

In December 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update No. 2011-11 "Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11"). This disclosure requirement is intended to help investors and other financial statement users better assess the effect or potential effect of offsetting arrangements on a fund's financial position. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset on the Statements of Assets and Liabilities, and disclose instruments and transactions subject to master netting or similar agreements. In addition, in January 2013, FASB issued Accounting Standards Update No. 2013-1 "Clarifying the Scope of Offsetting Assets and Liabilities" ("ASU 2013-1"), specifying exactly which transactions are subject to offsetting disclosures. The scope of the disclosure requirements is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. ASU 2011-11 and ASU 2013-1 are effective for financial statements with fiscal years beginning on or after January 1, 2013, and interim periods within those fiscal years.

The Funds adopted the disclosure requirement on netting for the current reporting period. This disclosure, if applicable, is included within each Fund's Portfolio of Investments under the heading "Offsetting Assets and Liabilities." For financial reporting purposes, the Funds do not offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements on the Statements of Assets and Liabilities.

D. FOREIGN CURRENCY

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars at the exchange rates prevailing at the end of the period. Purchases and sales of investments and items of income and expense are translated on the respective dates of such transactions. Unrealized gains and losses on assets and liabilities, other than investments in securities, which result from changes in foreign currency exchange rates have been included in "Net change in unrealized appreciation (depreciation) on foreign currency translation" on the Statements of Operations. Unrealized gains and losses on investments in securities which result from changes in foreign exchange rates are included with fluctuations arising from changes in market price and are shown in "Net change in unrealized appreciation (depreciation) on investments" on the Statements of Operations. Net realized foreign currency gains and losses include the effect of changes in exchange rates between trade date and settlement date on investment security transactions, foreign currency transactions and interest and dividends received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the initial purchase trade settle date and subsequent sale trade date is included in "Net realized gain (loss) on investments" on the Statements of Operations.

E. SECURITIES LENDING

The Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks and other institutions to generate additional income. When a Fund loans its portfolio securities, it will receive, at the inception of each loan, collateral equal to at least 102% (for domestic

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)

securities) or 105% (for international securities) of the market value of the loaned securities. The collateral amount is valued at the beginning of each business day and is compared to the market value of the loaned securities from the prior business day to determine if additional collateral is required. If additional collateral is required, a request is sent to the borrower. Securities lending involves the risk that the Fund may lose money because the borrower of the Fund's loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of (i) a decline in the value of the collateral provided for the loaned securities, (ii) a decline in the value of any investments made with cash collateral or (iii) an increase in the value of the loaned securities if the borrower does not increase the collateral accordingly and the borrower fails to return the securities. These events could also trigger adverse tax consequences for the Funds.

Under the Funds' Securities Lending Agency Agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. Brown Brothers Harriman & Co. ("BBH") acts as the Funds' securities lending agent and is responsible for executing the lending of the portfolio securities to creditworthy borrowers. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral, which may affect its ability to repay the collateral to the borrower without the use of other Fund assets. Each Fund that engages in securities lending receives compensation (net of any rebate and securities lending agent fees) for lending its securities in the form of fees or interest on the investment of any cash received as collateral. The dividend and interest earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At March 31, 2014, only FLM, GRID, FONE and CARZ have securities in the securities lending program.

In the event of a default by a borrower with respect to any loan, BBH will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If, despite such efforts by BBH to exercise these remedies, a Fund sustains losses as a result of a borrower's default, BBH will indemnify the Fund by purchasing replacement securities at its own expense, or paying the Fund an amount equal to the market value of the replacement securities, subject to certain limitations which are set forth in detail in the Securities Lending Agency Agreement between the Trust on behalf of the Funds and BBH.

F. DIVIDENDS AND DISTRIBUTION TO SHAREHOLDERS

Dividends from net investment income of each Fund, if any, are declared and paid quarterly, or as the Board of Trustees may determine from time to time. Distributions of net realized gains earned by each Fund, if any, are distributed at least annually.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from U.S. GAAP. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These permanent differences are primarily due to the varying treatment of income and gain/loss on portfolio securities held by the Funds and have no impact on net assets or NAV per share. Temporary differences, which arise from recognizing certain items of income, expense and gain/loss in different periods for financial statement and tax purposes, will reverse at some time in the future.

The tax character of distributions paid by each Fund during the year ended September 30, 2013 was as follows:

                                                                                  Distributions   Distributions   Distributions
                                                                                  paid from       paid from       paid from
                                                                                  Ordinary        Capital         Return of
                                                                                  Income          Gains           Capital
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $  1,669,212      $       --      $       --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund              4,593,163              --              --
First Trust Dow Jones Global Select Dividend Index Fund                           15,554,673              --              --
First Trust ISE Global Wind Energy Index Fund                                        290,875              --              --
First Trust ISE Global Engineering and Construction Index Fund                       305,197              --              --
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund             150,721              --              --
First Trust ISE Global Copper Index Fund                                             978,626              --              --
First Trust ISE Global Platinum Index Fund                                            24,315              --              --
First Trust BICK Index Fund                                                          456,300              --              --
First Trust NASDAQ CEA Smartphone Index Fund                                         123,106              --              --
First Trust NASDAQ Global Auto Index Fund                                            139,330              --              --
First Trust ISE Cloud Computing Index Fund                                            12,480              --              --

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)

As of September 30, 2013, the components of distributable earnings on a tax basis for each Fund were as follows:

                                                                                                   Accumulated   Net
                                                                                  Undistributed    Capital and   Unrealized
                                                                                  Ordinary         Other         Appreciation
                                                                                  Income           Gain (Loss)   (Depreciation)
                                                                                ----------------  --------------  --------------
First Trust STOXX(R) European Select Dividend Index Fund                        $  83,918         $ (11,737,961)  $   2,746,629
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund             182,227            (1,442,006)     10,833,887
First Trust Dow Jones Global Select Dividend Index Fund                           689,440            (5,521,513)     20,230,022
First Trust ISE Global Wind Energy Index Fund                                     133,876           (62,071,175)        610,928
First Trust ISE Global Engineering and Construction Index Fund                     77,869            (4,716,645)       (195,986)
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund           27,948            (3,902,604)      1,343,630
First Trust ISE Global Copper Index Fund                                               --           (28,922,044)    (20,822,562)
First Trust ISE Global Platinum Index Fund                                        144,023            (7,327,313)     (3,948,496)
First Trust BICK Index Fund                                                        40,771            (9,500,047)     (2,102,912)
First Trust NASDAQ CEA Smartphone Index Fund                                        5,441            (2,011,694)        786,528
First Trust NASDAQ Global Auto Index Fund                                          91,026                    --       5,587,405
First Trust ISE Cloud Computing Index Fund                                             --            (1,704,981)     14,652,687

G. INCOME TAXES

Each Fund intends to continue to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net realized gains to shareholders. Accordingly, no provision has been made for federal and state income taxes. However, due to the timing and amount of distributions, each Fund may be subject to an excise tax of 4% of the amount by which approximately 98% of the Fund's taxable income exceeds the distributions from such taxable income for the calendar year.

The Funds are subject to accounting standards that establish a minimum threshold for recognizing, and a system for measuring, the benefits of a tax position taken or expected to be taken in a tax return. Taxable years ending 2010, 2011, 2012 and 2013 remain open to federal and state audit. As of March 31, 2014, management has evaluated the application of these standards to the Funds, and has determined that no provision for income tax is required in the Funds' financial statements for uncertain tax positions.

Under the Regulated Investment Company Modernization Act of 2010 (the "Act"), net capital losses arising for taxable years after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for up to eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. At September 30, 2013, the Funds had pre-enactment and post-enactment net capital losses for federal income tax purposes as shown in the following table. To the extent that these loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to Fund shareholders. The Funds are subject to certain limitations, under U.S. tax rules, on the use of capital loss carryforwards and net unrealized built-in losses. These limitations apply when there has been a 50% change in ownership.

                                             Capital Loss  Capital Loss   Capital Loss  Capital Loss                 Total
                                             Available     Available      Available     Available     Post           Capital
                                             through       through        through       through       Enactment -    Loss
                                             9/30/2016     9/30/2017      9/30/2018     9/30/2019     No Expiration  Available
                                             ------------  -------------  ------------  ------------  -------------  ------------
First Trust STOXX(R) European Select
    Dividend Index Fund                        $       --    $ 5,960,236   $ 4,853,444   $   161,155   $   763,126   $11,737,961
First Trust FTSE EPRA/NAREIT Developed
    Markets Real Estate Index Fund                     --         68,465       744,825         1,838       626,878     1,442,006
First Trust Dow Jones Global Select
    Dividend Index Fund                           131,352        208,741     1,274,694       323,583     3,583,143     5,521,513
First Trust ISE Global Wind Energy
    Index Fund                                    174,186         30,175     8,357,650     9,549,964    43,959,200    62,071,175
First Trust ISE Global Engineering and
    Construction Index Fund                            --          1,914            --       615,538     4,099,193     4,716,645
First Trust NASDAQ(R) Clean Edge(R)
    Smart Grid Infrastructure Index Fund               --             --       928,889            --     2,973,715     3,902,604
First Trust ISE Global Copper Index Fund               --             --        74,393            --    28,847,651    28,922,044
First Trust ISE Global Platinum Index Fund             --             --       344,523            --     6,982,790     7,327,313
First Trust BICK Index Fund                            --             --            --            --     9,500,047     9,500,047
First Trust NASDAQ CEA Smartphone
    Index Fund                                         --             --            --            --     2,011,694     2,011,694
First Trust ISE Cloud Computing Index Fund             --             --            --            --     1,704,981     1,704,981


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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)

Certain losses realized during the current fiscal year may be deferred and treated as occurring on the first day of the following fiscal year for federal income tax purposes. For the fiscal year ended September 30, 2013, the following Funds incurred and elected to defer net ordinary and capital losses as follows:

                                                            Qualified Late Year Losses
                                                           ----------------------------
                                                     Ordinary Losses           Capital Losses
                                                     ---------------           ---------------
First Trust ISE Global Copper Index Fund               $     14,465             $          --
First Trust ISE Cloud Computing Index Fund                   39,584                        --

H. EXPENSES

Expenses that are directly related to one of the Funds are charged directly to the respective Fund, except for First Trust ISE Global Copper Index Fund, First Trust ISE Global Platinum Index Fund, First Trust BICK Index Fund, First Trust NASDAQ CEA Smartphone Index Fund, First Trust NASDAQ Global Auto Index Fund and First Trust ISE Cloud Computing Index Fund (the "Unitary Fee Funds"), for which expenses other than excluded expenses (discussed in Note 3) are paid by First Trust Advisors L.P. ("First Trust" or the "Advisor"). General expenses of the Trust are allocated to all the Funds based upon the net assets of each Fund.

The Advisor has entered into licensing agreements with each of the following "Licensors" for the respective Funds:

FUND                                                                            LICENSOR
First Trust STOXX(R) European Select Dividend Index Fund                        STOXX Limited
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund           FTSE International Limited
First Trust Dow Jones Global Select Dividend Index Fund                         Dow Jones & Company, Inc.
First Trust ISE Global Wind Energy Index Fund                                   International Securities Exchange, LLC
First Trust ISE Global Engineering and Construction Index Fund                  International Securities Exchange, LLC
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund        The NASDAQ OMX Group, Inc.
First Trust ISE Global Copper Index Fund                                        International Securities Exchange, LLC
First Trust ISE Global Platinum Index Fund                                      International Securities Exchange, LLC
First Trust BICK Index Fund                                                     International Securities Exchange, LLC
First Trust NASDAQ CEA Smartphone Index Fund                                    The NASDAQ OMX Group, Inc.
First Trust NASDAQ Global Auto Index Fund                                       The NASDAQ OMX Group, Inc.
First Trust ISE Cloud Computing Index Fund                                      International Securities Exchange, LLC

The respective license agreements allow for the use of each Fund's respective index and of certain trademarks and trade names of the respective Licensors. The Funds are sub-licensees to the applicable license agreements. The licensing fees paid by those Funds which are required to pay licensing fees are shown on the Statements of Operations.

 3. INVESTMENT ADVISORY FEE, AFFILIATED TRANSACTIONS AND OTHER FEE ARRANGEMENTS

First Trust, the investment advisor to the Funds, is a limited partnership with one limited partner, Grace Partners of DuPage L.P., and one general partner, The Charger Corporation. The Charger Corporation is an Illinois corporation controlled by James A. Bowen, Chief Executive Officer of First Trust. First Trust is responsible for the selection and ongoing monitoring of the securities in each Fund's portfolio, managing the Funds' business affairs and providing certain administrative services necessary for the management of the Funds.

For the following Unitary Fee Funds, First Trust is paid an annual unitary management fee at the specified rate of such Fund's average daily net assets and is responsible for the expenses of such Fund including the cost of transfer agency, custody, fund administration, legal, audit and other services, and excluding distribution and service fees pursuant to a Rule 12b-1 plan, if any, brokerage expense, taxes, interest, and extraordinary expenses.

                                                               % of Daily
                                                               Net Assets
                                                              ------------
First Trust ISE Global Copper Index Fund                          0.70%
First Trust ISE Global Platinum Index Fund                        0.70%
First Trust BICK Index Fund                                       0.64%
First Trust NASDAQ CEA Smartphone Index Fund                      0.70%
First Trust NASDAQ Global Auto Index Fund                         0.70%
First Trust ISE Cloud Computing Index Fund                        0.60%

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)

For the First Trust STOXX(R) European Select Dividend Index Fund, First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund, First Trust Dow Jones Global Select Dividend Index Fund, First Trust ISE Global Wind Energy Index Fund, First Trust ISE Global Engineering and Construction Index Fund and First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund (such Funds, the "Expense Cap Funds"), First Trust is paid an annual management fee of 0.40% of such Fund's average daily net assets. For the Expense Cap Funds, the Trust and the Advisor have entered into an Expense Reimbursement, Fee Waiver and Recovery Agreement ("Recovery Agreement") in which the Advisor has agreed to waive fees and/or reimburse Fund expenses to the extent that the operating expenses of each such Fund (excluding interest expense, brokerage commissions and other trading expenses, taxes and extraordinary expenses) exceed the following amount as a percentage of average daily net assets per year (the "Expense Cap") at least through January 31, 2016.

                                                                               Expense Cap
                                                                              ------------
First Trust STOXX(R) European Select Dividend Index Fund                          0.60%
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund             0.60%
First Trust Dow Jones Global Select Dividend Index Fund                           0.60%
First Trust ISE Global Wind Energy Index Fund                                     0.60%
First Trust ISE Global Engineering and Construction Index Fund                    0.70%
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund          0.70%

Expenses reimbursed and fees waived by First Trust under the Recovery Agreement are subject to recovery by First Trust for up to three years from the date the fee was waived or expense was reimbursed, but no reimbursement payment will be made by the Fund if it results in the Fund exceeding an expense ratio equal to the Expense Cap in place at the time the expenses were reimbursed or fees were waived by First Trust. These amounts are included in "Expenses previously waived or reimbursed" on the Statements of Operations.

The advisory fee waivers and expense reimbursements for the six months ended March 31, 2014 and the fees waived or expenses borne by the Advisor subject to recovery from each applicable Fund for the periods indicated were as follows:

                                                                 Fees Waived or Expenses Borne by Advisor Subject to Recovery
                                                                 ------------------------------------------------------------
                                           Advisory     Expense                                       Six Months
                                              Fee        Reim-    Year Ended  Year Ended  Year Ended    Ended
                                            Waivers   bursements   9/30/2011   9/30/2012   9/30/2013  3/31/2014      Total
                                          ----------  ----------  ----------  ----------  ----------  ----------  ----------
First Trust STOXX(R) European
   Select Dividend Index Fund             $   38,863    $ --      $   66,489  $  113,312  $  100,869  $   38,863  $  319,533
First Trust FTSE EPRA/NAREIT Developed
   Markets Real Estate Index Fund             55,332      --         102,082     109,938      86,139      55,332     353,491
First Trust Dow Jones Global
   Select Dividend Index Fund                     --      --          33,794      54,497      35,045          --     123,336
First Trust ISE Global Wind
   Energy Index Fund                          38,763      --          44,680      17,370      64,592      38,763     165,405
First Trust ISE Global Engineering
   and Construction Index Fund                23,387      --          21,464       4,508      32,237      23,387      81,596
First Trust NASDAQ(R) Clean Edge(R)
   Smart Grid Infrastructure Index Fund       25,420      26          17,280      12,659      50,638      25,446     106,023

The Trust has multiple service agreements with The Bank of New York Mellon ("BNYM"). Under the service agreements, BNYM performs custodial, fund accounting, certain administrative services, and transfer agency services for the Trust. As custodian, BNYM is responsible for custody of the Trust's assets. As fund accountant and administrator, BNYM is responsible for maintaining the books and records of the Trust's securities and cash. As transfer agent, BNYM is responsible for maintaining shareholder records for the Trust. BNYM is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company.

Each Trustee who is not an officer or employee of First Trust, any sub-advisor or any of their affiliates ("Independent Trustees") is paid a fixed annual retainer that is allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Each Independent Trustee is also paid an annual per fund fee that varies based on whether the fund is a closed-end or other actively managed fund or is an index fund.

Additionally, the Lead Independent Trustee and the Chairmen of the Audit Committee, Nominating and Governance Committee and Valuation Committee are paid additional annual fees to serve in such capacities, with such compensation allocated pro rata among each fund in the First Trust Fund Complex based on net assets. Trustees are reimbursed for travel and out-of-pocket expenses in

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)

connection with all meetings. The Lead Independent Trustee and Committee Chairman rotate every three years. The officers and "Interested" Trustee receive no compensation from the Trust for acting in such capacities.


                      4. PURCHASES AND SALES OF SECURITIES

For the six months ended March 31, 2014, the cost of purchases and proceeds from sales of investments for each Fund, excluding short-term investments and in-kind transactions, were as follows:

                                                                                 Purchases              Sales
                                                                              ---------------      ---------------
First Trust STOXX(R) European Select Dividend Index Fund                       $  29,256,524        $  29,055,849
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund              4,786,839            4,758,021
First Trust Dow Jones Global Select Dividend Index Fund                          125,893,090          126,822,723
First Trust ISE Global Wind Energy Index Fund                                     11,639,962           10,456,841
First Trust ISE Global Engineering and Construction Index Fund                     1,703,042            1,756,580
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund           2,543,228            2,575,191
First Trust ISE Global Copper Index Fund                                           4,358,782            6,041,332
First Trust ISE Global Platinum Index Fund                                         2,799,456            3,103,607
First Trust BICK Index Fund                                                        5,214,208            6,198,118
First Trust NASDAQ CEA Smartphone Index Fund                                       2,025,206            1,982,988
First Trust NASDAQ Global Auto Index Fund                                          9,198,306            7,516,494
First Trust ISE Cloud Computing Index Fund                                         9,216,255            9,901,418

For the six months ended March 31, 2014, the cost of in-kind purchases and proceeds from in-kind sales for each Fund were as follows:

                                                                                 Purchases              Sales
                                                                              ---------------      ---------------
First Trust STOXX(R) European Select Dividend Index Fund                       $  47,111,771        $          --
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                     --            3,943,191
First Trust Dow Jones Global Select Dividend Index Fund                          101,644,405            4,931,608
First Trust ISE Global Wind Energy Index Fund                                     28,033,134            4,373,203
First Trust ISE Global Engineering and Construction Index Fund                     7,408,658            2,527,442
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                  --                   --
First Trust ISE Global Copper Index Fund                                                  --            4,285,418
First Trust ISE Global Platinum Index Fund                                           647,561            1,217,134
First Trust BICK Index Fund                                                               --            1,461,656
First Trust NASDAQ CEA Smartphone Index Fund                                              --                   --
First Trust NASDAQ Global Auto Index Fund                                         13,624,363            3,565,225
First Trust ISE Cloud Computing Index Fund                                       167,255,131            9,708,319

                 5. CREATIONS, REDEMPTIONS AND TRANSACTION FEES

Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 50,000 shares. In order to purchase Creation Units of a Fund, an investor must deposit (i) a designated portfolio of equity securities determined by First Trust (the "Deposit Securities") and generally make or receive a cash payment referred to as the "Cash Component," which is an amount equal to the difference between the NAV of the Fund Shares (per Creation Unit Aggregation) and the market value of the Deposited Securities, and/or (ii) cash in lieu of all or a portion of the Deposited Securities. If the Cash Component is a positive number (i.e., the NAV per Creation Unit Aggregation exceeds the Deposit Amount), the creator will deliver the Cash Component. If the Cash Component is a negative number (i.e., the NAV per Creation Unit Aggregation is less than the Deposit Amount), the creator will receive the Cash Component. Purchasers of Creation Units must pay to BNYM, as transfer agent, a creation fee (the "Creation Transaction Fee") regardless of the number of Creation Units purchased in the transaction. The Creation Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Creation Transaction Fee may increase or decrease as each Fund's portfolio is adjusted to conform to changes in the composition of its corresponding index. The price for each Creation Unit will equal the daily NAV per share times the number of shares in a Creation Unit plus the fees described above and, if applicable, any operational processing and brokerage costs, transfer fees or stamp taxes. When a Fund permits an Authorized Participant to substitute cash or a different security in lieu of depositing one or more of the requisite Deposit Securities, the Authorized Participant may also be assessed an amount to cover the cost of purchasing the Deposit Securities and/or disposing of the substituted securities, including operational processing and brokerage costs, transfer fees, stamp taxes, and part or all of the spread between the expected bid and offer side of the market related to such Deposit Securities and/or substitute securities.

Parties redeeming Creation Units must pay to BNYM, as transfer agent, a standard redemption transaction fee (the "Redemption Transaction Fee"), regardless of the number of Creation Units redeemed in the transaction. The Redemption Transaction Fee may vary and is based on the composition of the securities included in each Fund's portfolio and the countries in which the transactions are settled. The Redemption Transaction Fee may increase or decrease as each Fund's portfolio is

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--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)

adjusted to conform to changes in the composition of its corresponding index. Each Fund reserves the right to effect redemptions in cash. An Authorized Participant may request a cash redemption in lieu of securities; however, each Fund may, in its discretion, reject any such request.

The standard Creation Transaction Fees and the Redemption Transaction Fees are as follows:

                                                                                   Creation              Redemption
                                                                                  Transaction            Transaction
                                                                                     Fees                   Fees
                                                                               -----------------      -----------------
First Trust STOXX(R) European Select Dividend Index Fund                            $   500                $   500
First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund                 4,000                  4,000
First Trust Dow Jones Global Select Dividend Index Fund                               1,000                  1,000
First Trust ISE Global Wind Energy Index Fund                                         1,000                  1,000
First Trust ISE Global Engineering and Construction Index Fund                        1,000                  1,000
First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund                500                    500
First Trust ISE Global Copper Index Fund                                                500                    500
First Trust ISE Global Platinum Index Fund                                              500                    500
First Trust BICK Index Fund                                                           2,500                  2,500
First Trust NASDAQ CEA Smartphone Index Fund                                          1,000                  1,000
First Trust NASDAQ Global Auto Index Fund                                             1,000                  1,000
First Trust ISE Cloud Computing Index Fund                                              500                    500

                              6. DISTRIBUTION PLAN

The Board of Trustees adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Rule 12b-1 plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to reimburse First Trust Portfolios L.P. ("FTP"), the distributor of the Funds, for amounts expended to finance activities primarily intended to result in the sale of Creation Units or the provision of investor services. FTP may also use this amount to compensate securities dealers or other persons that are Authorized Participants for providing distribution assistance, including broker-dealer and shareholder support and educational and promotional services.

No 12b-1 fees are currently paid by the Funds, and pursuant to a contractual arrangement, no 12b-1 fees will be paid any time before January 31, 2016.

                               7. INDEMNIFICATION

The Trust, on behalf of the Funds, has a variety of indemnification obligations under contracts with its service providers. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

                              8. SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined there were no subsequent events requiring recognition or disclosure in the financial statements that have not already been disclosed.

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--------------------------------------------------------------------------------
ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)


                      PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Trust uses to determine how to vote proxies and information on how each Fund voted proxies relating to its portfolio securities during the 12-months ended June 30 is available (1) without charge, upon request, by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; and (3) on the Securities and Exchange Commission's ("SEC") website at http://www.sec.gov.

                               PORTFOLIO HOLDINGS

The Trust files its complete schedule of each Fund's portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available

(1) by calling (800) 988-5891; (2) on the Trust's website located at http://www.ftportfolios.com; (3) on the SEC's website at http://www.sec.gov; and
(4) for review and copying at the SEC's Public Reference Room ("PRR") in Washington, DC. Information regarding the operation of the PRR may be obtained by calling (800) SEC-0330.

                              RISK CONSIDERATIONS

RISKS ARE INHERENT IN ALL INVESTING. YOU SHOULD CONSIDER EACH FUND'S INVESTMENT OBJECTIVE, RISKS, CHARGES AND EXPENSES CAREFULLY BEFORE INVESTING. YOU CAN DOWNLOAD EACH FUND'S PROSPECTUS AT HTTP://WWW.FTPORTFOLIOS.COM OR CONTACT FIRST TRUST PORTFOLIOS L.P. AT (800) 621-1675 TO REQUEST A PROSPECTUS, WHICH CONTAINS THIS AND OTHER INFORMATION ABOUT EACH FUND. FOR ADDITIONAL INFORMATION ABOUT THE RISKS ASSOCIATED WITH INVESTING IN THE FUNDS, PLEASE SEE THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION, AS WELL AS OTHER REGULATORY FILINGS. READ THESE DOCUMENTS CAREFULLY BEFORE YOU INVEST. FIRST TRUST PORTFOLIOS L.P. IS THE DISTRIBUTOR OF THE FIRST TRUST EXCHANGE-TRADED FUND II.

The following summarizes some of the risks that should be considered for the Funds.

Each Fund's shares will change in value, and you could lose money by investing in a Fund. An investment in a Fund involves risks similar to those of investing in any fund of equity securities traded on an exchange. Investors buying or selling Fund shares on an exchange may incur brokerage commissions. In addition, investors who sell Fund shares may receive less than the shares' net asset value. Unlike shares of open-end funds, investors are generally not able to purchase shares directly from a Fund and individual shares are not redeemable. However, specified large blocks of shares called creation units can be purchased from, or redeemed to, the Fund.

ASIA RISK. The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in securities issued by companies operating in Asia and is therefore subject to certain risks associated specifically with Asia. For example, some of the currencies of these countries have experienced devaluations relative to the U.S. dollar, and adjustments have been made periodically in certain of such currencies. Certain countries, such as Indonesia, face serious exchange constraints. Jurisdictional disputes also exist, for example, between South Korea and North Korea. The Tokyo stock market, as measured by the Tokyo Stock Price Index, has been volatile. Declines in the Tokyo stock market have made the country's banks and financial institutions vulnerable. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

BRAZIL RISK. The First Trust BICK Index Fund invests in common stock and depositary receipts of companies that are domiciled in Brazil. If a holder of depositary receipts exchanges its interest in the depositary receipts for the underlying shares, it may risk losing the ability to remit foreign currency abroad and certain Brazilian tax advantages. Brazil has experienced substantial economic instability resulting from, among other things, periods of very high inflation, persistent structural public sector deficits and significant devaluations of its currency leading also to a high degree of price volatility in both the Brazilian equity and foreign currency markets. Brazilian companies may also be adversely affected by high interest and unemployment rates, and are particularly sensitive to fluctuations in commodity prices.

CANADA RISK. The First Trust ISE Global Copper Index Fund invests in the securities of companies that are domiciled in Canada. The Fund is particularly sensitive to political, economic and social conditions in that country. Canada is a major producer of metals and energy-related products. The Canadian economy is very dependent on the demand for, and supply and price of, natural resources, and the Canadian market is relatively concentrated in issuers involved in the production and distribution of natural resources. Any adverse events that affect Canada's major industries may have a negative impact on the overall Canadian economy and the Shares of the Fund.

--------------------------------------------------------------------------------
ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)

CHINA RISK. The First Trust BICK Index Fund invests in H shares, depositary receipts and U.S.-listed common stock of companies that are domiciled in China, including Hong Kong. Some Chinese companies are listed on both the Hong Kong Stock Exchange with H shares and the Shanghai Stock Exchange with A shares. Price differentials between H shares and A shares of the same company may be significant. Also, price fluctuations of A shares are limited to either 5% or 10% per trading day, while no such limitations exist for H shares. Investing in securities of companies in China involves additional risks, including, but not limited to: the economy of China differs, often unfavorably, from the U.S. economy in such respects as structure, general development, government involvement, wealth distribution, rate of inflation, growth rate, allocation of resources and capital reinvestment, among others; the central government has historically exercised substantial control over virtually every sector of the Chinese economy through administrative regulation and/or state ownership; and actions of the Chinese central and local government authorities continue to have a substantial effect on economic conditions in China. Furthermore, China's economy is dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low-cost emerging economies.

CLOUD COMPUTING COMPANIES RISK. The First Trust ISE Cloud Computing Index Fund invests in securities of companies engaged in the cloud computing industry, including companies that provide remote computation, software, data access and storage services. The risks related to investing in such companies include disruption in service caused by hardware or software failure, interruptions or delays in service by third-party data center hosting facilities and maintenance providers, security breaches involving certain private, sensitive, proprietary and confidential information managed and transmitted by cloud computing companies, and privacy concerns and laws, evolving Internet regulation and other foreign or domestic regulations that may limit or otherwise affect the operations of such companies. Also, the business models employed by the companies in the cloud computing industry may not prove to be successful.

CONCENTRATION RISK. Each Fund will be concentrated in the securities of a given industry if the Fund's corresponding index is concentrated in such individual industry. A concentration makes a Fund more susceptible to any single occurrence affecting the industry and may subject a Fund to greater market risk than less controlled funds.

CONSUMER DISCRETIONARY COMPANIES RISK. The First Trust NASDAQ Global Auto Index Fund invests in consumer discretionary companies, which manufacture products and provide discretionary services directly to the consumer, and the success of these companies is tied closely to the performance of the overall domestic and international economy, interest rates, competition and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer discretionary products in the marketplace. Furthermore, the automotive industry can be highly cyclical, and companies in the industry may suffer periodic operating losses. The industry can be significantly affected by labor relations and fluctuating component prices. While most of the major automotive manufacturers are large, financially strong companies, certain others may be non-diversified in both product line and customer base and may be more vulnerable to certain events that may negatively impact the automotive industry.

COPPER RISK. The First Trust ISE Global Copper Index Fund may be adversely affected by a decrease in the worldwide demand and price of copper. Various factors may lead to a decreased demand and price of copper. As an industrial metal, the demand for and price of copper may be negatively impacted by a decreased level of industrial activity using copper. Other factors include the availability of substitutes such as man-made or synthetic substitutes, disruptions in the supply chain, from mining to storage to smelting or refining, adjustments to inventory, variations in production costs, including storage, labor and energy costs, costs associated with regulatory compliance, including environmental regulations and changes in industrial, government and consumer demand, both in individual consuming nations and internationally.

COPPER MINING COMPANY RISK. The First Trust ISE Global Copper Index Fund may be significantly impacted by the risks associated with the copper mining companies including competitive pressures in the copper mining business and the price of copper. Because more than half of the world's copper production occurs in the United States, Chile, Canada, Russia and Zambia, the Fund's share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's share price may experience volatility because the price of copper may fluctuate substantially over short periods of time. Moreover, the index tracks companies involved in the copper mining business and not the price of copper. The securities of companies involved in the copper mining business may under- or over-perform the price of copper over the short-term or the long-term.

CURRENCY RISK. Because each Fund's NAV is determined on the basis of U.S. dollars, you may lose money if the local currency of a foreign market depreciates against the U.S. dollar, even if the local currency value of a Fund's holdings goes up.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)

DEPOSITARY RECEIPTS RISK. Certain Funds may hold securities of certain non-U.S. companies in the form of depositary receipts. Depositary receipts may be less liquid than the underlying shares in their primary trading market. Any distributions paid to the holders of depositary receipts are usually subject to a fee charged by the depositary. Holders of depositary receipts may have limited voting rights, and investment restrictions in certain countries may adversely impact the value of depositary receipts because such restrictions may limit the ability to convert equity shares into depositary receipts and vice versa. Such restrictions may cause equity shares of the underlying issuer to trade at a discount or premium to the market price of the depositary receipts.

ENGINEERING AND CONSTRUCTION COMPANIES RISK. The First Trust ISE Global Engineering and Construction Index Fund invests in the securities of engineering and construction companies. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.

EUROPE RISK. The First Trust STOXX(R) European Select Dividend Index Fund invests in securities issued by companies operating in Europe. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. The Fund is subject to greater risks of adverse events which occur in the European region and may experience greater volatility than a fund that is more broadly diversified geographically. Political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund's holdings. A significant number of countries in Europe are member states in the European Union, and the member states no longer control their own monetary policies by directing independent interest rates for their currencies. In these member states, the authority to direct monetary policies, including money supply and official interest rates for the euro, is exercised by the European Central Bank.

FINANCIAL COMPANIES RISK. The First Trust BICK Index Fund, the First Trust STOXX(R) European Select Dividend Index Fund and the First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Fund invest in the securities of companies in the financials sector. Banks, thrifts and their holding companies are especially subject to the adverse effects of economic recession; volatile interest rates; government regulation; decreases in the availability of capital; volatile interest rates; portfolio concentrations in geographic markets and in commercial and residential real estate loans; and competition from new entrants in their fields of business.

INDEX CORRELATION RISK. You should anticipate that the value of each Fund's shares will decline, more or less, in correlation with any decline in the value of that Fund's corresponding index.

INDIA RISK. The First Trust BICK Index Fund invests in depositary receipts of companies that are domiciled in India. Investment restrictions in India may limit the ability to convert equity shares into depositary receipts and vice versa. These restrictions may cause equity shares of the underlying issuer to trade at a premium or discount to the market price of the depositary receipt. Investing in securities of Indian companies involves additional risks, including, but not limited to: greater price volatility; substantially less liquidity and significantly smaller market capitalization of securities markets; more substantial governmental involvement in the economy; higher rates of inflation; and greater political, economic and social uncertainty. Government controls have been reduced on imports and foreign investment, and privatization of domestic output has proceeded slowly. The rapid economic growth of the last few years has put heavy stress on India's infrastructural facilities. Furthermore, although the Indian government is well aware of the need for reform and is pushing ahead in this area, businesses still have to deal with an inefficient and sometimes slow-moving bureaucracy.

INDUSTRIALS COMPANIES RISK. The First Trust ISE Global Engineering and Construction Index Fund, First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund, First Trust ISE Global Wind Energy Index Fund and First Trust STOXX(R) European Select Dividend Index Fund invest in the securities of companies in the industrials sector. Many companies in this sector convert unfinished goods into finished durables used to manufacture other goods or provide services. Some industries included in this sector are electrical equipment and components, industrial products, manufactured housing and telecommunications equipment. General risks of these companies include the general state of the economy, intense competition, consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. In addition, they may also be significantly affected by overall capital spending levels, economic cycles, technical obsolescence, delays in modernization, labor relations, government regulations and e-commerce initiatives.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)

INFORMATION TECHNOLOGY COMPANIES RISK. The First Trust ISE Cloud Computing Index Fund and First Trust NASDAQ CEA Smartphone Index Fund invest in the securities of technology companies. Technology companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards and frequent new product introductions. Technology companies may be smaller and less experienced companies, with limited product lines, markets or financial resources and fewer experienced management or marketing personnel. Technology company stocks, particularly those involved with the Internet, have experienced extreme price and volume fluctuations that often have been unrelated to their operating performance. Furthermore, the First Trust ISE Cloud Computing Index Fund invests in the securities of Internet companies. Internet companies are subject to rapid changes in technology, worldwide competition, rapid obsolescence of products and services, loss of patent protections, cyclical market patterns, evolving industry standards, frequent new product introductions and the considerable risk of owning small capitalization companies that have recently begun operations.

INTELLECTUAL PROPERTY RISK. Each Fund relies on a license and related sublicense that permits it to use its corresponding index and associated trade names, trademarks and service marks in connection with the name and investment strategies of the Fund. Such license and related sublicense may be terminated by the index provider and, as a result, a Fund may lose its ability to use such intellectual property. There is also no guarantee that an index provider has all rights to lease intellectual property on behalf of a Fund. Accordingly, in the event the license is terminated or the index provider does not have rights to license such intellectual property, it may have a significant impact on the operation of the affected Fund.

INTEREST RATE RISK. The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund is also subject to interest rate risk. Increases in interest rates typically lower the present value of a REIT's future earnings stream, and may make financing property purchases and improvements more costly. Because the market price of REIT stocks may change based upon investors' collective perceptions of future earnings, the value of the Fund will generally decline when investors anticipate or experience rising interest rates.

JAPAN RISK. The First Trust ISE Global Engineering and Construction Index Fund and First Trust NASDAQ Global Auto Index Fund invest in the stock of companies operating in Japan. Because Japan's economy and equity market share a strong correlation with the U.S. markets, the Japanese economy may be affected by economic problems in the U.S. Japan also has a growing economic relationship with China and other Southeast Asian countries, and thus Japan's economy may also be affected by economic, political or social instability in those countries. Despite a strengthening in the economic relationship between Japan and China, the countries' political relationship has at times been strained in recent years. Should political tension increase, it could adversely affect the economy and destabilize the region as a whole. Japan also remains heavily dependent on oil imports, and higher commodity prices could therefore have a negative impact on the economy. Japanese securities may also be subject to lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards and less government supervision and regulation of exchanges than in the United States. Furthermore, the natural disasters that have impacted Japan and the ongoing recovery efforts have had a negative effect on Japan's economy, and may continue to do so.

LIQUIDITY RISK. Whether or not the equity securities in the First Trust ISE Global Wind Energy Index Fund are listed on a securities exchange, the principal trading market for certain of the equity securities in the Fund may be in the over-the-counter market. As a result, the existence of a liquid trading market for the equity securities may depend on whether dealers will make a market in the equity securities. There can be no assurance that a market will be made for any of the equity securities, that any market for the equity securities will be maintained or that there will be sufficient liquidity of the equity securities in any markets made. The price at which the equity securities are held in the Fund will be adversely affected if trading markets for the equity securities are limited or absent.

MARKET RISK. Each Fund's shares are subject to market fluctuations caused by such factors as economic, political, regulatory or market developments, changes in interest rates and perceived trends in stock prices. Overall stock values could decline generally or could underperform other investments. The value of an individual security or particular type of security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

MATERIAL COMPANIES RISK. The First Trust ISE Global Copper Index Fund and the First Trust ISE Global Platinum Index Fund invest in the securities of companies in the materials sector. General risks of the materials sector include the general state of the economy, consolidation, domestic and international politics and excess capacity. In addition, basic materials companies may also be significantly affected by volatility of commodity prices, import controls, worldwide competition, liability for environmental damage, depletion of resources and mandated expenditures for safety and pollution control devices.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)

NON-CORRELATION RISK. Each Fund's return may not match the return of its corresponding index for a number of reasons. For example, the Funds incur operating expenses not applicable to their corresponding indexes, and may incur costs in buying and selling securities, especially when rebalancing the Fund's portfolio holdings to reflect changes in the composition of its corresponding index. In addition, each Fund's portfolio holdings may not exactly replicate the securities included in its corresponding index or the ratios between the securities included in such index.

NON-DIVERSIFICATION RISK. Each Fund is classified as "non-diversified" under the Investment Company Act of 1940, as amended. As a result, each Fund is only limited as to the percentage of its assets which may be invested in the securities of any one issuer by the diversification requirements imposed by the Internal Revenue Code of 1986, as amended. Because the Funds may invest a relatively high percentage of their assets in a limited number of issuers, the Funds may be more susceptible to any single economic, political or regulatory occurrence affecting one or more of these and to the issuers, experience increased volatility and be highly concentrated in certain issues.

NON-U.S. SECURITIES RISK. Each Fund invests in securities of non-U.S. issuers. Investing in securities of non-U.S. issuers, including non-U.S. dollar-denominated securities traded outside of the United States and U.S. dollar-denominated securities of non-U.S. issuers traded in the United States. Such securities are subject to higher volatility than securities of domestic issuers due to possible adverse political, social or economic developments; restrictions on foreign investment or exchange of securities; lack of liquidity; excessive taxation; government seizure of assets; different legal or accounting standards; and less government supervision and regulation of exchanges in foreign countries. These risks may be heightened for securities of companies located in, or with significant operations in, emerging market countries.

PASSIVE FOREIGN INVESTMENT COMPANY RISK. Each Fund may invest in companies that are considered to be PFICs, which are generally certain non-U.S. corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, certain rents and royalties or capital gains) or that hold at least 50% of their assets in investments producing such passive income. Therefore, such Funds could be subject to U.S. federal income tax and additional interest charges on gains and certain distributions with respect to those equity interests, even if all the income or gain is distributed to its shareholders in a timely manner. Such Fund will not be able to pass through to its shareholders any credit or deduction for such taxes.

PASSIVE INVESTMENT RISK. The Funds are not actively managed. The Funds may be affected by a general decline in certain market segments relating to their corresponding index. The Funds invest in securities included in or representative of its index regardless of their investment merit. The Funds generally will not attempt to take defensive positions in declining markets.

PGM RISK. The First Trust ISE Global Platinum Index Fund may be adversely affected by a decrease in the worldwide demand and price of platinum group metals ("PGM"). Various factors may lead to a decreased demand and price of PGMs. An increase in the level of hedge activity of PGM-producing companies could cause a decline in world PGM prices. A significant negative change in the attitude of speculators and investors towards PGMs could cause a decline in world PGM prices. A widening of interest rate differentials between the cost of money and the cost of PGMs could also negatively affect the price of PGMs which, in turn, could negatively affect the price of the Shares. In addition, automobile components that use PGMs account for a significant percentage of the global demand for PGMs. Because of the decline in demand and reduction in sales experienced by the global automotive industry, the price of PGMs may be negatively affected. PGM companies are also subject to risks associated with the exploration, development and production of PGMs, including competition for land, difficulties in obtaining required governmental approval to mine land, inability to raise adequate capital, increases in production costs and political unrest in nations where sources of PGMs are located, particularly Russia and South Africa.

PGM MINING COMPANY RISK. The First Trust ISE Global Platinum Index Fund may be significantly impacted by the risks associated with the PGM companies including competitive pressures in the PGM mining business and the price of PGMs. Because a vast majority of the world's PGM production occurs in Russia and South Africa, the Fund's share price may be particularly sensitive to any adverse political or economic developments affecting these countries. The Fund's share price may experience volatility because the price of PGMs may fluctuate substantially over short periods of time. Moreover, the index tracks companies involved in the PGM mining business and not the price of PGMs. The securities of companies involved in the PGM mining business may under- or over-perform the price of PGMs over the short-term or the long-term.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)

REAL ESTATE INVESTMENT RISK. The First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund invests in companies in the real estate industry, including REITs and therefore, the Fund is subject to the risks associated with investing in real estate, which may include, but are not limited to, possible declines in the value of real estate, adverse general and local economic conditions, possible lack of availability of mortgage funds, overbuilding in a REIT's market, changes in interest rates and environmental problems. The Fund may also be impacted by the downturn in the subprime mortgage lending market in the United States. Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. Because the Fund invests in REITs it is subject to certain other risks related to REIT structure and focus, which include, but are not limited to, dependency upon management skills, limited diversification, the risks of locating and managing financing for projects, heavy cash flow dependency, possible default by borrowers, the costs and potential losses of self liquidation of one or more holdings, and, in many cases, relatively small market capitalization, which may result in less market liquidity and greater price volatility.

REPLICATION MANAGEMENT RISK. Each Fund is exposed to additional market risk due to its policy of investing principally in the securities included in its corresponding index. As a result of this policy, securities held by each Fund will generally not be bought or sold in response to market fluctuations and the securities may be issued by companies concentrated in a particular industry. Therefore, the Funds will generally not sell a stock because the stock's issuer is in financial trouble, unless that stock is removed or is anticipated to be removed from a Fund's corresponding index.

RUSSIA RISK. Because a significant percentage of the world's PGM mining takes place in Russia, the First Trust ISE Global Platinum Index Fund is particularly sensitive to political and economic conditions in that country. The Fund may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in Russia.

SECURITIES LENDING RISK. Certain Funds may lend securities representing up to 33 1/3% of the value of their total assets to broker-dealers, banks, and other institutions to generate additional income. Under these Funds' securities lending agreement, the securities lending agent will generally bear the risk that a borrower may default on its obligation to return loaned securities. The Funds, however, will be responsible for the risks associated with the investment of cash collateral. A Fund may lose money on its investment of cash collateral or may fail to earn sufficient income on its investment to meet its obligations to the borrower. When a dividend is paid on a security that is out on loan, the borrower receives the dividend and in turn makes a payment of the same amount to the fund. Dividends, if they constitute "qualified dividends," are taxable at the same rate as long-term capital gains. These payments made by borrowers, however, are not qualified dividends, and are taxable at higher ordinary income rates. As a result, some of the distributions received by shareholders who hold Fund shares in taxable accounts may be subject to taxation at a higher rate than if the Fund had not loaned its portfolio securities.

SMALLER COMPANIES RISK. Certain Funds may invest in small and/or mid-capitalization companies. Such companies may be more vulnerable to adverse general market or economic developments, and their securities may be less liquid and may experience greater price volatility than larger, more established companies as a result of several factors, including limited trading volumes, products or financial resources, management inexperience and less publicly available information. Accordingly, such companies are generally subject to greater market risk than larger, more established companies.

SMART GRID COMPANIES RISK. The First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund invests in the securities of smart grid companies. Smart grid companies can be negatively affected by high costs of research and development, high capital requirements for implementation, uncertain government regulations and input, limited ability of industrial and utility companies to quickly transform their businesses in order to implement new technologies and uncertainty of the ability of new products to penetrate established industries. Smart grid companies are often reliant upon contracts with government and commercial customers which may expire from time to time. Such companies are also affected by the general business conditions within the industrial, utility, information technology and telecommunications sectors and the overall global economy.

SMARTPHONE COMPANIES RISK. The First Trust NASDAQ CEA Smartphone Index Fund invests in securities of companies in the smartphone industry. The smartphone industry is characterized by intense competition and new market entrants, which could negatively impact profit margins and overall revenues of the companies involved in the industry. Smartphone companies are generally subject to the risks of rapidly changing technologies, short product life cycles, fierce competition, aggressive pricing and reduced profit margins, the loss of patent, copyright and trademark protections, cyclical market patterns, evolving industry standards, and frequent new product introductions. Smartphone companies are affected by high and continuing costs of research and development due to quickly evolving technologies. Smartphone companies are often reliant upon the relationships with third-parties, which can be unpredictable. Additionally, the smartphone industry is in the early stages of development and can be extremely volatile.


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)

SOUTH AFRICA RISK. Because a significant percentage of the world's PGM mining takes place in South Africa, the First Trust ISE Global Platinum Index Fund is particularly sensitive to political and economic conditions in that country. South Africa has historically experienced acts of terrorism and strained international relations related to border disputes, historical animosities, racial tensions and other domestic concerns. These situations may cause uncertainty in the South African market and may adversely affect the performance of the South African economy.

SOUTH KOREA RISK. The First Trust BICK Index Fund invests in common stock of companies that are domiciled in South Korea. The South Korean economy is dependent on the economies of Asia and the United States as key trading partners. Reduction in spending by these economies on South Korean products and services or negative changes in any of these economies, mainly in China or Southeast Asia, may cause an adverse impact on the South Korean economy. Furthermore, South Korea's economy is also dependent on the economies of other Asian countries and can be significantly affected by currency fluctuations and increasing competition from Asia's other low cost emerging economies. Also, the political tensions with North Korea could escalate and lead to further uncertainty in the political and economic climate on the Korean peninsula.

TELECOMMUNICATIONS COMPANIES RISK. The First Trust Dow Jones Global Select Dividend Index Fund invests in companies in the telecommunication sector. Telecommunication companies are subject to risks, such as: a market characterized by increasing competition and regulation by the Federal Communications Commission and various state regulatory authorities; the need to commit substantial capital to meet increasing competition, particularly in formulating new products and services using new technology; and technological innovations that may make various products and services obsolete.

UNITED KINGDOM RISK. The First Trust STOXX(R) European Select Dividend Index Fund and the First Trust ISE Global Copper Index Fund invest a significant portion of their assets in companies that are domiciled in the United Kingdom, the Funds are particularly sensitive to political, economic and social conditions in that country. The Funds may be affected unfavorably by political developments, social instability, changes in government policies and other political and economic developments in the United Kingdom.

UTILITY COMPANIES RISK. The First Trust ISE Global Wind Energy Index Fund invests in the securities of companies in the utilities sector. General problems of issuers in the utilities sector include the imposition of rate caps, increased competition due to deregulation, the difficulty in obtaining an adequate return on invested capital or in financing large construction projects, the limitations on operations and increased costs and delays attributable to environmental considerations and the capital market's ability to absorb utility debt. In addition, taxes, government regulation, international politics, price and supply fluctuations, volatile interest rates and energy conservation may cause difficulties for utilities. All of such issuers have been experiencing certain of these problems in varying degrees.

WIND ENERGY COMPANIES RISK. The First Trust ISE Global Wind Energy Index Fund invests in wind energy companies. Wind energy companies can be significantly affected by obsolescence of existing technology, short product cycles, falling prices and profits, competition from new market entrants and general economic conditions. This can be significantly affected by fluctuations in energy prices and supply and demand of alternative energy fuels, energy conservation, the success of exploration projects and tax and other government regulations. Wind energy companies could be adversely affected by commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources, technological developments and labor relations. In addition, the Fund may include companies affected by industry consolidation, domestic and international politics, excess capacity and consumer demand and spending trends. They may also be significantly affected by overall capital spending levels, economic cycles, delays in modernization, labor relations, government regulations and e-commerce initiatives.

                  NOT FDIC INSURED NOT BANK GUARANTEED MAY LOSE VALUE


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                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)


 BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT
                            (NON-UNITARY FEE FUNDS)

The Board of Trustees of the First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the following six series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust STOXX(R) European Select Dividend Index Fund (FDD)
      First Trust FTSE EPRA/NAREIT Developed Markets Real Estate Index Fund
         (FFR)
      First Trust Dow Jones Global Select Dividend Index Fund (FGD)
      First Trust ISE Global Engineering and Construction Index Fund (FLM) First Trust ISE Global Wind Energy Index Fund (FAN)
      First Trust NASDAQ(R) Clean Edge(R) Smart Grid Infrastructure Index Fund
         (GRID)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending March 31, 2015, at a meeting held on March 16-17, 2014. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the advisory fee for each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's Lipper Peer Group and a peer group of ETFs for each Fund selected by the Advisor (the "FT Peer Group"); the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's advisory fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the advisory fees payable by each Fund under the Agreement. The Board considered that the Advisor agreed to extend the current expense cap for each Fund through January 31, 2016. For each Fund, the Board noted that expenses borne or fees waived by the Advisor are to be subject to reimbursement by the Fund for up to three years from the date the expense was incurred or fee was waived, but no reimbursement payment would be made by the Fund if it would result in the Fund exceeding an expense ratio equal to the expense cap in place at the time the expenses were borne or fees waived by the Advisor. The Board considered the advisory fees charged by the Advisor to other First Trust ETFs not paying a unitary fee and other advisory clients with investment objectives and policies similar to the Funds', noting that those fees generally were similar to the advisory fees charged to the Funds. The Board also reviewed data prepared by Lipper showing the advisory fees and expense ratios of each Fund as compared to the fees of the peer funds in each Fund's Lipper Peer Group. Because each Fund's Lipper Peer Group included peer funds that pay a unitary fee, the Board determined that expense ratios were the most relevant data point. Based on the information provided, the Board noted that the total (net) expense ratios of FAN and GRID were at or below the median total expense ratio of the peer funds in each Fund's respective Lipper Peer Group and that the total (net) expense ratios of FGD, FLM, FFR and FDD were above the median total expense ratio of the peer funds in each Fund's respective Lipper Peer Group. The Board also reviewed data provided by First Trust showing the expense ratios of each Fund as compared to each Fund's respective FT Peer Group, noting that each Fund's expense ratio


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ADDITIONAL INFORMATION (CONTINUED)
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                              FIRST TRUST EXCHANGE-TRADED FUND II
                                   MARCH 31, 2014 (UNAUDITED)

was above the median total expense ratio of the peer funds in each Fund's respective FT Peer Group except for FAN, for which the Fund's expense ratio was at the median total expense ratio of the peer funds in its FT Peer Group. The Independent Trustees discussed with representatives of the Advisor, the Advisor's philosophy regarding expense ratios of ETFs it manages, and the limitations in creating a relevant peer group for each Fund, including that (i) some of the Funds are unique in their composition, which makes assembling peers with similar strategies and asset mix difficult and (ii) differences in the net assets of the peer funds as compared to the Funds caused the Funds' fixed expenses to differ on a percentage basis as compared to the peer funds and in some instances caused otherwise relevant peer funds to be omitted from a Fund's peer group. The Board took these limitations into account in considering the Lipper data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. The Board considered the Advisor's representations regarding the impact of foreign security fair valuations and currency exchange rates on the correlation between FDD's, FFR's, FGD's, FLM's and FAN's performance and that of each of their underlying indices. Based on the information provided and its ongoing review of performance, the Board concluded that, after factoring in the impact of fair valuations, each Fund was correlated to its underlying index and the tracking error for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by Lipper comparing each Fund's performance to its respective Lipper Peer Group and to a broad-based benchmark. In reviewing each Fund's performance as compared to the performance of the Fund's Lipper Peer Group, the Board took into account the limitations described above with respect to creating relevant peer groups for the Funds.

On the basis of all the information provided on the fees, expenses and performance of each Fund, the Board concluded that the advisory fees for each Fund were reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board considered the Advisor's statement that no material economies of scale exist at current Fund asset levels. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2013, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits (if any) estimated to have been realized by the Advisor in connection with the management of each Fund for calendar year 2013 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.

 BOARD CONSIDERATIONS REGARDING CONTINUATION OF INVESTMENT MANAGEMENT AGREEMENT
                              (UNITARY FEE FUNDS)

The Board of Trustees of the First Trust Exchange-Traded Fund II (the "Trust"), including the Independent Trustees, unanimously approved the continuation of the Investment Management Agreement (the "Agreement") with First Trust Advisors L.P. (the "Advisor") on behalf of the following six series of the Trust (each a "Fund" and collectively, the "Funds"):

      First Trust NASDAQ CEA Smartphone Index Fund (FONE)
      First Trust BICK Index Fund (BICK)
      First Trust ISE Global Copper Index Fund (CU)
      First Trust ISE Global Platinum Index Fund (PLTM)
      First Trust NASDAQ Global Auto Index Fund (CARZ)
      First Trust ISE Cloud Computing Index Fund (SKYY)

The Board approved the continuation of the Agreement for each Fund for a one-year period ending March 31, 2015, at a meeting held on March 16-17, 2014. The Board of Trustees determined for each Fund that the continuation of the Agreement is in the best interests of the Fund in light of the extent and quality of services provided and such other matters as the Board considered to be relevant in the exercise of its reasonable business judgment.

To reach this determination for each Fund, the Board considered its duties under the Investment Company Act of 1940, as amended (the "1940 Act"), as well as under the general principles of state law in reviewing and approving advisory contracts; the requirements of the 1940 Act in such matters; the fiduciary duty of investment advisors with respect to advisory agreements and compensation; the standards used by courts in determining whether investment company boards have fulfilled their duties; and the factors to be considered by the Board in voting on such agreements. To assist the Board in its evaluation of the Agreement for each Fund, the


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)

Independent Trustees received a report in advance of the Board meeting responding to a request for information from counsel to the Independent Trustees. The report, among other things, outlined the services provided by the Advisor to each Fund (including the relevant personnel responsible for these services and their experience); the unitary fee for each Fund as compared to fees charged to a peer group of funds (all of which were exchange-traded funds or "ETFs") compiled by Lipper Inc. ("Lipper"), an independent source (the "Lipper Peer Group"), and as compared to fees charged to other clients of the Advisor with similar investment objectives and to other ETFs managed by the Advisor; expenses of each Fund compared to expense ratios of the funds in the Fund's Lipper Peer Group and a peer group of ETFs for each Fund selected by the Advisor (the "FT Peer Group"); the nature of expenses incurred in providing services to each Fund and the potential for economies of scale, if any; financial data on the Advisor; fall-out benefits to the Advisor and its affiliate, First Trust Portfolios L.P. ("FTP"); and a summary of the Advisor's compliance program. Following receipt of this information, counsel to the Independent Trustees posed follow-up questions to the Advisor, and the Independent Trustees and their counsel then met separately to discuss the information provided by the Advisor, including the supplemental responses. The Board applied its business judgment to determine whether the arrangement between the Trust and the Advisor is a reasonable business arrangement from each Fund's perspective as well as from the perspective of shareholders. The Board considered that shareholders chose to invest or remain invested in a Fund knowing that the Advisor manages the Fund and knowing the Fund's unitary fee.

In reviewing the Agreement for each Fund, the Board considered the nature, extent and quality of services provided under the Agreement. The Board considered that the Advisor is responsible for the overall management and administration of the Trust and each Fund and reviewed all the services provided by the Advisor to the Funds. The Board also considered the background and experience of the persons responsible for the day-to-day management of the Funds. The Board considered the compliance program that had been developed by the Advisor and the procedures in place to monitor each Fund's investment program. In light of the information presented and the considerations made, the Board concluded that the nature, extent and quality of services provided to the Trust and each Fund by the Advisor under the Agreement have been and are expected to remain satisfactory and that the Advisor has managed each Fund consistent with its investment objective and policies.

The Board considered the unitary fee payable by each Fund under the Agreement, noting that four of the Funds pay the Advisor a fee equal to an annual rate of 0.70% of their average daily net assets (with a fee of 0.64% for BICK and 0.60% for SKYY) and that the Advisor is responsible for each Fund's expenses, including the cost of transfer agency, custody, fund administration, legal, audit, licensing and other services, but excluding interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution and service fees pursuant to a Rule 12b-1 plan, if any, and extraordinary expenses. The Board compared each Fund's unitary fee to the total expense ratios (after fee waivers and/or expense reimbursements, if any) of other First Trust ETFs, including First Trust ETFs that pay a unitary fee, and to the advisory fees charged by the Advisor to other advisory clients with investment objectives and policies similar to the Funds'. The Board also reviewed data prepared by Lipper showing the unitary fee for each Fund as compared to the fees of the peer funds in each Fund's Lipper Peer Group and determined that, because each Fund charges a unitary fee, expense ratios were the most relevant data point. Based on the information provided, the Board noted that the unitary fee for each Fund was above the median total expense ratio of the peer funds in each Fund's respective Lipper Peer Group and each Fund's respective FT Peer Group. The Independent Trustees discussed with representatives of the Advisor, the Advisor's philosophy regarding expense ratios/unitary fees of ETFs it manages, and the limitations in creating a relevant peer group for each Fund, including that (i) some of the Funds are unique in their composition, which makes assembling peers with similar strategies and asset mix difficult and (ii) differences in the net assets of the peer funds as compared to the Funds caused the Funds' fixed expenses to differ on a percentage basis as compared to the peer funds and in some instances caused otherwise relevant peer funds to be omitted from a Fund's peer group. The Board took these limitations into account in considering the Lipper data.

The Board considered performance information for each Fund, noting that the performance information included each Fund's quarterly performance report, which is part of the process that the Board has established for monitoring each Fund's performance on an ongoing basis. The Board determined that this process continues to be effective for reviewing each Fund's performance. The Board also considered information regarding the performance of each Fund's underlying index, the correlation between each Fund's performance and that of its underlying index, the Fund's tracking error and the Fund's excess return as compared to a benchmark index. The Board considered the Advisor's representations regarding the impact of foreign security fair valuations and currency exchange rates on the correlation between BICK's, PLTM's and CARZ's performance and that of each of their underlying indices. Based on the information provided and its ongoing review of performance, the Board concluded that, after factoring in the impact of fair valuations, each Fund was correlated to its underlying index and the tracking error for each Fund was consistent with the Fund's prospectus. In addition, the Board reviewed data prepared by Lipper comparing each Fund's performance to its respective Lipper Peer Group and to a broad-based benchmark. In reviewing each Fund's performance as compared to the performance of the Fund's Lipper Peer Group, the Board took into account the limitations described above with respect to creating relevant peer groups for the Funds.

On the basis of all the information provided on the unitary fee and performance of each Fund, the Board concluded that the unitary fee for each Fund was reasonable and appropriate in light of the nature, extent and quality of services provided by the Advisor to each Fund under the Agreement.

The Board noted that the Advisor has continued to invest in personnel and infrastructure and considered whether fee levels reflect any economies of scale for the benefit of shareholders. The Board considered the Advisor's statement that no material economies of scale exist at current Fund asset levels. The


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ADDITIONAL INFORMATION (CONTINUED)
--------------------------------------------------------------------------------

                      FIRST TRUST EXCHANGE-TRADED FUND II
                           MARCH 31, 2014 (UNAUDITED)

Board noted that any reduction in fixed costs associated with the management of the Funds would benefit the Advisor, but that the unitary fee structure provides certainty in expenses for the Funds. The Board also considered the costs of the services provided and profits realized by the Advisor from serving as investment advisor to each Fund for the twelve months ended December 31, 2013, as well as product-line profitability data for the same period, as set forth in the materials provided to the Board. Based on the information provided, the Board concluded that the pre-tax profits (if any) estimated to have been realized by the Advisor in connection with the management of each Fund for calendar year 2013 were not unreasonable. The Board considered that the Advisor had identified as a fall-out benefit to the Advisor and FTP their exposure to investors and brokers who, in the absence of the Funds, may have had no dealings with the Advisor or FTP, and noted that the Advisor does not utilize soft dollars in connection with its management of the Funds' portfolios.

Based on all of the information considered and the conclusions reached, the Board, including the Independent Trustees, unanimously determined that the terms of the Agreement continue to be fair and reasonable and that the continuation of the Agreement is in the best interests of the Trust and each Fund. No single factor was determinative in the Board's analysis.


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



FIRST TRUST

First Trust Exchange-Traded Fund II

INVESTMENT ADVISOR
First Trust Advisors L.P.
120 East Liberty Drive, Suite 400
Wheaton, IL 60187

ADMINISTRATOR, CUSTODIAN,
FUND ACCOUNTANT &
TRANSFER AGENT
The Bank of New York Mellon
101 Barclay Street
New York, NY 10286

INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM
Deloitte & Touche LLP
111 S. Wacker Drive
Chicago, IL 60606

LEGAL COUNSEL
Chapman and Cutler LLP
111 W. Monroe Street
Chicago, IL 60603

[BLANK BACK COVER]

ITEM 2. CODE OF ETHICS.

Not applicable.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.


ITEMS 6. SCHEDULE OF INVESTMENTS.

Schedules of Investments in securities of unaffiliated issuers as of the close of the reporting period are included as part of the report to shareholders filed under Item 1 of this form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

(a) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)          First Trust Exchange-Traded Fund II
                ------------------------------------------------

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 16, 2014
     -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Mark R. Bradley
                                        ----------------------------------------
                                        Mark R. Bradley, President and
                                        Chief Executive Officer
                                        (principal executive officer)

Date: May 16, 2014
     -----------------

By (Signature and Title)*               /s/ James M. Dykas
                                        ----------------------------------------
                                        James M. Dykas, Treasurer,
                                        Chief Financial Officer and
                                        Chief Accounting Officer
                                        (principal financial officer)

Date: May 16, 2014
     -----------------

* Print the name and title of each signing officer under his or her signature.